2022 Annual Report

RiverSource®

Retirement Advisor Advantage Variable Annuity

RiverSource®

Retirement Advisor Select Variable Annuity

This wrapper contains an annual report.

ANN9075_12_B01_(05/23)	Issued by: RiverSource Life Insurance Co. of New York

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Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

THE CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Variable Annuity Account, as indicated in Note 1, offered through RiverSource® Retirement Advisor Advantage Variable Annuity and RiverSource® Retirement Advisor Select Variable Annuity sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2023

We have served as the auditor of one or more of the divisions of RiverSource of New York Variable Annuity Account since 2010.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	1

Statement of Assets and Liabilities

December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Sus Gbl Thematic, Cl B	Allspg VT Index Asset Alloc, Cl 2
Assets
Investments, at fair value(1),(2)	$1,151,388	$4,688,583	$3,528,427	$441,910	$1,977,622
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	10	178
Receivable for share redemptions	1,029	3,790	15,920	334	1,376
Total assets	1,152,417	4,692,373	3,544,347	442,254	1,979,176

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,029	3,437	2,541	334	1,376
Contract terminations	—	353	13,379	—	—
Payable for investments purchased	—	—	—	10	178
Total liabilities	1,029	3,790	15,920	344	1,554
Net assets applicable to contracts in accumulation period	1,150,042	4,686,984	3,522,786	440,436	1,977,622
Net assets applicable to contracts in payment period	—	—	5,641	—	—
Net assets applicable to seed money	1,346	1,599	—	1,474	—
Total net assets	$1,151,388	$4,688,583	$3,528,427	$441,910	$1,977,622
(1) Investment shares	145,930	165,324	273,522	15,457	118,705
(2) Investments, at cost	$1,432,610	$4,290,418	$4,022,988	$404,992	$2,008,039

December 31, 2022 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Assets
Investments, at fair value(1),(2)	$925,363	$2,164,005	$4,256,293	$1,963,130	$674,467
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	205	1,111	244	—
Receivable for share redemptions	948	1,726	3,475	1,715	567
Total assets	926,311	2,165,936	4,260,879	1,965,089	675,034

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	702	1,726	3,464	1,679	479
Contract terminations	246	—	11	36	88
Payable for investments purchased	—	205	1,111	244	—
Total liabilities	948	1,931	4,586	1,959	567
Net assets applicable to contracts in accumulation period	911,171	2,089,588	4,254,863	1,961,051	670,439
Net assets applicable to contracts in payment period	14,045	72,310	—	—	2,991
Net assets applicable to seed money	147	2,107	1,430	2,079	1,037
Total net assets	$925,363	$2,164,005	$4,256,293	$1,963,130	$674,467
(1) Investment shares	538,002	96,954	563,747	198,296	70,922
(2) Investments, at cost	$1,490,640	$2,256,591	$5,744,510	$1,717,932	$682,095

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$2,096,455	$2,061,191	$12,773,717	$5,541,943	$1,051,751
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	198	—	383	1,782	—
Receivable for share redemptions	1,909	9,453	11,163	4,804	634
Total assets	2,098,562	2,070,644	12,785,263	5,548,529	1,052,385

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,652	1,589	10,644	4,792	634
Contract terminations	257	7,864	519	12	—
Payable for investments purchased	198	—	383	1,782	—
Total liabilities	2,107	9,453	11,546	6,586	634
Net assets applicable to contracts in accumulation period	2,095,663	2,060,892	12,737,977	5,454,310	1,051,634
Net assets applicable to contracts in payment period	—	—	34,116	86,733	—
Net assets applicable to seed money	792	299	1,624	900	117
Total net assets	$2,096,455	$2,061,191	$12,773,717	$5,541,943	$1,051,751
(1) Investment shares	99,030	110,342	1,025,178	466,887	508,092
(2) Investments, at cost	$1,844,138	$2,110,965	$10,158,948	$7,067,653	$1,048,442

December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Assets
Investments, at fair value(1),(2)	$42,718,998	$641,822	$4,305,111	$16,097,535	$20,628,681
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,324	200	536	—	—
Receivable for share redemptions	46,935	607	3,886	14,900	36,627
Total assets	42,769,257	642,629	4,309,533	16,112,435	20,665,308

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	38,185	607	3,886	14,575	16,703
Contract terminations	8,750	—	—	325	19,924
Payable for investments purchased	3,324	200	536	—	—
Total liabilities	50,259	807	4,422	14,900	36,627
Net assets applicable to contracts in accumulation period	42,581,813	639,575	4,304,721	16,012,998	20,440,872
Net assets applicable to contracts in payment period	136,881	—	—	83,957	187,809
Net assets applicable to seed money	304	2,247	390	580	—
Total net assets	$42,718,998	$641,822	$4,305,111	$16,097,535	$20,628,681
(1) Investment shares	1,227,205	128,108	133,533	227,142	561,477
(2) Investments, at cost	$33,814,911	$668,879	$3,126,542	$5,962,303	$7,918,125

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	3

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Assets
Investments, at fair value(1),(2)	$1,076,139	$3,976,579	$2,536,593	$7,983,154	$5,297,527
Dividends receivable	—	—	—	776	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	148	4,042	614	41	526
Receivable for share redemptions	916	3,332	3,442	10,174	7,768
Total assets	1,077,203	3,983,953	2,540,649	7,994,145	5,305,821

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	912	3,301	2,001	6,322	4,367
Contract terminations	4	31	1,441	3,851	3,401
Payable for investments purchased	148	4,042	614	41	526
Total liabilities	1,064	7,374	4,056	10,214	8,294
Net assets applicable to contracts in accumulation period	1,075,234	3,936,567	2,529,351	7,969,486	5,263,716
Net assets applicable to contracts in payment period	—	40,012	7,156	14,444	33,809
Net assets applicable to seed money	905	—	86	1	2
Total net assets	$1,076,139	$3,976,579	$2,536,593	$7,983,931	$5,297,527
(1) Investment shares	143,104	445,805	348,433	7,983,154	922,914
(2) Investments, at cost	$1,355,779	$5,898,419	$3,464,060	$7,983,088	$6,117,128

December 31, 2022 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Assets
Investments, at fair value(1),(2)	$4,216,046	$11,424,527	$3,360,161	$55,435,264	$4,029,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,808	3,270	412	14,997	—
Receivable for share redemptions	3,335	9,231	2,547	90,417	3,348
Total assets	4,221,189	11,437,028	3,363,120	55,540,678	4,033,095

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,280	9,137	2,395	45,918	3,348
Contract terminations	55	94	152	44,499	—
Payable for investments purchased	1,808	3,270	412	14,997	—
Total liabilities	5,143	12,501	2,959	105,414	3,348
Net assets applicable to contracts in accumulation period	4,200,890	11,377,864	3,359,922	55,434,953	4,028,725
Net assets applicable to contracts in payment period	15,156	46,662	—	—	—
Net assets applicable to seed money	—	1	239	311	1,022
Total net assets	$4,216,046	$11,424,527	$3,360,161	$55,435,264	$4,029,747
(1) Investment shares	698,021	1,379,774	130,949	1,753,726	441,858
(2) Investments, at cost	$5,597,403	$14,420,407	$1,523,822	$38,717,994	$4,261,967

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$1,211,746	$2,834,021	$997,658	$3,055,644	$1,742,977
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	262	451	199
Receivable for share redemptions	947	6,642	1,014	2,867	1,383
Total assets	1,212,693	2,840,663	998,934	3,058,962	1,744,559

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	947	2,546	782	2,821	1,335
Contract terminations	—	4,096	232	46	48
Payable for investments purchased	—	—	262	451	199
Total liabilities	947	6,642	1,276	3,318	1,582
Net assets applicable to contracts in accumulation period	1,210,629	2,812,860	997,218	3,029,748	1,742,935
Net assets applicable to contracts in payment period	—	21,161	—	25,505	—
Net assets applicable to seed money	1,117	—	440	391	42
Total net assets	$1,211,746	$2,834,021	$997,658	$3,055,644	$1,742,977
(1) Investment shares	159,022	241,605	27,605	85,640	52,962
(2) Investments, at cost	$1,544,514	$3,006,403	$658,370	$1,474,032	$759,616

December 31, 2022 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$1,415,245	$2,167,855	$567,532	$2,642,899	$4,638,763
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	412	1,539	602	6,604	1,113
Receivable for share redemptions	1,223	3,403	491	2,078	3,584
Total assets	1,416,880	2,172,797	568,625	2,651,581	4,643,460

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,004	1,582	412	2,009	3,574
Contract terminations	219	1,821	79	69	10
Payable for investments purchased	412	1,539	602	6,604	1,113
Total liabilities	1,635	4,942	1,093	8,682	4,697
Net assets applicable to contracts in accumulation period	1,413,273	2,166,733	567,532	2,642,768	4,638,743
Net assets applicable to contracts in payment period	1,788	1,122	—	—	—
Net assets applicable to seed money	184	—	—	131	20
Total net assets	$1,415,245	$2,167,855	$567,532	$2,642,899	$4,638,763
(1) Investment shares	47,081	249,466	23,240	561,125	109,689
(2) Investments, at cost	$807,189	$2,595,577	$745,389	$3,673,136	$2,585,560

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	5

Statement of Assets and Liabilities

December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$1,035,577	$546,242	$841,231	$4,257,509	$33,165,971
Dividends receivable	—	—	—	25,500	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	92	6,700
Receivable for share redemptions	841	462	750	3,334	48,374
Total assets	1,036,418	546,704	841,981	4,286,435	33,221,045

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	816	462	750	3,324	27,835
Contract terminations	25	—	—	11	20,539
Payable for investments purchased	—	—	—	25,591	6,700
Total liabilities	841	462	750	28,926	55,074
Net assets applicable to contracts in accumulation period	1,032,319	545,066	840,106	4,238,474	33,161,505
Net assets applicable to contracts in payment period	2,747	—	—	4,795	2,699
Net assets applicable to seed money	511	1,176	1,125	14,240	1,767
Total net assets	$1,035,577	$546,242	$841,231	$4,257,509	$33,165,971
(1) Investment shares	25,020	69,585	64,810	504,444	907,662
(2) Investments, at cost	$635,928	$664,091	$871,433	$4,563,721	$34,053,134

December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$6,432,194	$21,981,073	$2,146,968	$8,815,773	$2,014,747
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	25	335	114
Receivable for share redemptions	5,223	26,281	3,778	7,487	2,397
Total assets	6,437,417	22,007,354	2,150,771	8,823,595	2,017,258

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,760	17,582	1,600	7,481	1,451
Contract terminations	463	8,699	2,178	6	946
Payable for investments purchased	—	—	25	335	114
Total liabilities	5,223	26,281	3,803	7,822	2,511
Net assets applicable to contracts in accumulation period	6,277,884	21,958,448	2,146,590	8,814,991	1,962,931
Net assets applicable to contracts in payment period	152,862	20,788	274	—	51,816
Net assets applicable to seed money	1,448	1,837	104	782	—
Total net assets	$6,432,194	$21,981,073	$2,146,968	$8,815,773	$2,014,747
(1) Investment shares	276,535	704,522	100,138	890,482	173,835
(2) Investments, at cost	$4,745,047	$23,173,294	$1,979,171	$10,094,884	$2,734,713

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$4,307,964	$7,817,895	$7,114,040	$6,210,746	$574,239
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	77	234	439	98
Receivable for share redemptions	4,388	10,028	10,089	5,167	518
Total assets	4,312,352	7,828,000	7,124,363	6,216,352	574,855

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,981	6,546	5,837	4,518	518
Contract terminations	407	3,482	4,252	649	—
Payable for investments purchased	—	77	234	439	98
Total liabilities	4,388	10,105	10,323	5,606	616
Net assets applicable to contracts in accumulation period	4,306,942	7,816,780	7,112,557	6,165,053	573,284
Net assets applicable to contracts in payment period	—	—	—	45,693	—
Net assets applicable to seed money	1,022	1,115	1,483	—	955
Total net assets	$4,307,964	$7,817,895	$7,114,040	$6,210,746	$574,239
(1) Investment shares	292,462	515,692	567,761	417,109	65,478
(2) Investments, at cost	$4,458,701	$8,946,932	$8,495,122	$6,523,369	$608,580

December 31, 2022 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Assets
Investments, at fair value(1),(2)	$3,399,122	$1,465,576	$1,192,577	$4,182,399	$608,753
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	492	3,736	143	—	1,545
Receivable for share redemptions	2,597	1,152	1,125	11,853	409
Total assets	3,402,211	1,470,464	1,193,845	4,194,252	610,707

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,549	1,099	1,125	3,133	409
Contract terminations	48	53	—	8,720	—
Payable for investments purchased	492	3,736	143	—	1,545
Total liabilities	3,089	4,888	1,268	11,853	1,954
Net assets applicable to contracts in accumulation period	3,399,037	1,464,117	1,191,288	4,181,424	608,753
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	85	1,459	1,289	975	—
Total net assets	$3,399,122	$1,465,576	$1,192,577	$4,182,399	$608,753
(1) Investment shares	214,051	37,724	149,633	206,538	10,967
(2) Investments, at cost	$3,555,859	$1,925,046	$1,507,276	$3,177,960	$822,634

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	7

Statement of Assets and Liabilities

December 31, 2022 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Assets
Investments, at fair value(1),(2)	$651,887	$1,850,949	$6,813,061	$6,457,231	$1,456,992
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	302	49	200
Receivable for share redemptions	580	1,548	6,533	11,629	4,309
Total assets	652,467	1,852,497	6,819,896	6,468,909	1,461,501

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	521	1,418	5,789	5,055	1,156
Contract terminations	59	130	744	6,574	3,153
Payable for investments purchased	—	—	302	49	200
Total liabilities	580	1,548	6,835	11,678	4,509
Net assets applicable to contracts in accumulation period	651,887	1,837,214	6,811,029	6,456,552	1,445,698
Net assets applicable to contracts in payment period	—	13,401	—	7	11,164
Net assets applicable to seed money	—	334	2,032	672	130
Total net assets	$651,887	$1,850,949	$6,813,061	$6,457,231	$1,456,992
(1) Investment shares	26,086	65,128	224,853	1,586,543	62,964
(2) Investments, at cost	$584,675	$2,100,604	$8,553,334	$8,172,491	$1,623,599

December 31, 2022 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Assets
Investments, at fair value(1),(2)	$5,129,314	$858,838	$13,132,612	$1,503,773	$696,646
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	525	597	—	325	2,420
Receivable for share redemptions	4,689	610	17,826	1,289	475
Total assets	5,134,528	860,045	13,150,438	1,505,387	699,541

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,422	603	12,762	1,275	475
Contract terminations	267	7	5,064	14	—
Payable for investments purchased	525	597	—	325	2,420
Total liabilities	5,214	1,207	17,826	1,614	2,895
Net assets applicable to contracts in accumulation period	5,127,449	858,838	13,130,542	1,502,833	695,913
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,865	—	2,070	940	733
Total net assets	$5,129,314	$858,838	$13,132,612	$1,503,773	$696,646
(1) Investment shares	227,363	68,216	309,221	136,831	66,921
(2) Investments, at cost	$5,271,274	$1,324,440	$13,270,312	$1,760,853	$739,112

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$960,541	$2,493,404	$1,007,292	$3,024,190	$1,393,224
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	183	—	—	57
Receivable for share redemptions	1,851	2,058	976	2,502	957
Total assets	962,392	2,495,645	1,008,268	3,026,692	1,394,238

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	677	2,058	976	2,291	955
Contract terminations	1,174	—	—	211	2
Payable for investments purchased	—	183	—	—	57
Total liabilities	1,851	2,241	976	2,502	1,014
Net assets applicable to contracts in accumulation period	958,637	2,490,702	1,005,821	3,024,055	1,393,161
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,904	2,702	1,471	135	63
Total net assets	$960,541	$2,493,404	$1,007,292	$3,024,190	$1,393,224
(1) Investment shares	26,130	82,645	88,050	160,349	157,605
(2) Investments, at cost	$899,394	$2,735,578	$1,096,059	$3,153,635	$2,273,374

December 31, 2022 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$5,904,988	$2,615,137	$529,556	$588,115	$156,905
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	240	11,629	45	—	40
Receivable for share redemptions	6,984	2,226	398	658	133
Total assets	5,912,212	2,628,992	529,999	588,773	157,078

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	4,747	2,218	397	452	133
Contract terminations	2,237	8	1	206	—
Payable for investments purchased	240	11,629	45	—	40
Total liabilities	7,224	13,855	443	658	173
Net assets applicable to contracts in accumulation period	5,902,917	2,613,637	529,556	587,977	155,369
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,071	1,500	—	138	1,536
Total net assets	$5,904,988	$2,615,137	$529,556	$588,115	$156,905
(1) Investment shares	166,010	930,654	76,086	92,617	19,135
(2) Investments, at cost	$5,332,919	$8,881,139	$680,107	$795,087	$182,496

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	9

Statement of Assets and Liabilities

December 31, 2022 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$3,172,708	$278,135	$6,166,424	$1,190,584	$389,265
Dividends receivable	—	—	21,494	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	163	—	27,567	—	—
Receivable for share redemptions	4,395	243	5,228	864	265
Total assets	3,177,266	278,378	6,220,713	1,191,448	389,530

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,611	243	5,224	864	265
Contract terminations	1,784	—	4	—	—
Payable for investments purchased	163	—	49,061	—	—
Total liabilities	4,558	243	54,289	864	265
Net assets applicable to contracts in accumulation period	3,171,722	276,593	6,143,581	1,189,603	385,849
Net assets applicable to contracts in payment period	—	—	—	—	3,161
Net assets applicable to seed money	986	1,542	22,843	981	255
Total net assets	$3,172,708	$278,135	$6,166,424	$1,190,584	$389,265
(1) Investment shares	362,181	32,683	686,684	73,402	30,199
(2) Investments, at cost	$3,848,153	$368,523	$7,386,329	$1,094,631	$399,260

December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$828,388	$1,288,175	$912,490	$35,279,236	$33,389,733
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	145	109	200	4,698	—
Receivable for share redemptions	580	1,210	2,656	65,900	30,279
Total assets	829,113	1,289,494	915,346	35,349,834	33,420,012

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	580	1,142	776	29,533	25,628
Contract terminations	—	68	1,880	36,367	4,651
Payable for investments purchased	145	109	200	4,698	—
Total liabilities	725	1,319	2,856	70,598	30,279
Net assets applicable to contracts in accumulation period	826,331	1,287,346	910,682	35,278,961	33,389,733
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	2,057	829	1,808	275	—
Total net assets	$828,388	$1,288,175	$912,490	$35,279,236	$33,389,733
(1) Investment shares	25,364	103,219	120,223	1,471,194	1,390,080
(2) Investments, at cost	$819,901	$1,605,047	$1,037,878	$24,968,033	$18,127,462

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$26,274,225	$21,890,274	$8,684,655	$28,892,386	$42,398,093
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,633	75	—	47	—
Receivable for share redemptions	22,744	18,199	7,359	23,664	36,353
Total assets	26,298,602	21,908,548	8,692,014	28,916,097	42,434,446

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	22,744	18,136	7,107	23,664	36,353
Contract terminations	—	63	252	—	—
Payable for investments purchased	1,633	75	—	47	—
Total liabilities	24,377	18,274	7,359	23,711	36,353
Net assets applicable to contracts in accumulation period	26,273,580	21,890,197	8,684,280	28,891,996	42,397,838
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	645	77	375	390	255
Total net assets	$26,274,225	$21,890,274	$8,684,655	$28,892,386	$42,398,093
(1) Investment shares	1,852,907	1,543,743	771,284	2,347,066	3,586,979
(2) Investments, at cost	$25,569,751	$20,028,638	$8,371,746	$28,893,235	$43,171,912

December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Assets
Investments, at fair value(1),(2)	$80,818,146	$545,865,336	$820,314,320	$394,023,401	$322,208,885
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	—	—	6,093	—
Receivable for share redemptions	70,999	476,489	763,938	358,686	293,486
Total assets	80,889,160	546,341,825	821,078,258	394,388,180	322,502,371

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	70,369	450,078	697,258	334,180	253,398
Contract terminations	630	26,411	66,680	24,506	40,088
Payable for investments purchased	15	—	—	6,093	—
Total liabilities	71,014	476,489	763,938	364,779	293,486
Net assets applicable to contracts in accumulation period	80,817,858	545,865,148	820,314,185	393,896,844	322,208,885
Net assets applicable to contracts in payment period	—	—	—	126,334	—
Net assets applicable to seed money	288	188	135	223	—
Total net assets	$80,818,146	$545,865,336	$820,314,320	$394,023,401	$322,208,885
(1) Investment shares	6,299,154	36,366,778	53,826,399	20,759,926	16,949,442
(2) Investments, at cost	$76,084,970	$454,535,250	$660,349,472	$296,914,348	$193,013,291

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	11

Statement of Assets and Liabilities

December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$140,345,227	$92,293,228	$65,320,950	$57,449,778	$1,231,122
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,469	895	1,100	75	206
Receivable for share redemptions	119,976	72,021	63,966	47,832	8,847
Total assets	140,468,672	92,366,144	65,386,016	57,497,685	1,240,175

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	116,684	71,608	56,115	46,042	960
Contract terminations	3,292	413	7,851	1,790	7,887
Payable for investments purchased	3,469	895	1,100	75	206
Total liabilities	123,445	72,916	65,066	47,907	9,053
Net assets applicable to contracts in accumulation period	140,247,834	92,293,183	65,252,548	57,449,755	1,231,052
Net assets applicable to contracts in payment period	97,145	—	67,853	—	—
Net assets applicable to seed money	248	45	549	23	70
Total net assets	$140,345,227	$92,293,228	$65,320,950	$57,449,778	$1,231,122
(1) Investment shares	6,570,469	4,312,768	3,987,848	3,500,901	41,861
(2) Investments, at cost	$100,908,825	$52,271,533	$55,173,264	$40,995,161	$463,490

December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$2,611,346	$22,381,810	$216,056,317	$121,919,526	$7,660,058
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	1,567
Receivable for share redemptions	3,282	19,405	243,913	105,450	9,802
Total assets	2,614,628	22,401,215	216,300,230	122,024,976	7,671,427

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,927	19,405	178,352	103,272	5,620
Contract terminations	1,355	—	65,561	2,178	4,182
Payable for investments purchased	—	—	—	—	1,567
Total liabilities	3,282	19,405	243,913	105,450	11,369
Net assets applicable to contracts in accumulation period	2,611,303	22,381,498	216,056,005	121,919,223	7,637,545
Net assets applicable to contracts in payment period	—	—	—	—	22,051
Net assets applicable to seed money	43	312	312	303	462
Total net assets	$2,611,346	$22,381,810	$216,056,317	$121,919,526	$7,660,058
(1) Investment shares	81,224	1,874,523	15,510,145	9,392,876	699,549
(2) Investments, at cost	$1,339,516	$22,720,058	$203,985,107	$117,479,164	$14,123,876

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Assets and Liabilities

December 31, 2022 (continued)	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$5,273,349	$565,030
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,533	—
Receivable for share redemptions	10,750	700
Total assets	5,286,632	565,730

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,881	491
Contract terminations	6,869	209
Payable for investments purchased	2,533	—
Total liabilities	13,283	700
Net assets applicable to contracts in accumulation period	5,265,605	563,925
Net assets applicable to contracts in payment period	7,114	—
Net assets applicable to seed money	630	1,105
Total net assets	$5,273,349	$565,030
(1) Investment shares	301,679	94,172
(2) Investments, at cost	$7,507,253	$703,852

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	13

Statement of Operations

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Sus Gbl Thematic, Cl B	Allspg VT Index Asset Alloc, Cl 2
Investment income
Dividend income	$19,131	$52,515	$150,897	$—	$13,661
Variable account expenses	9,420	41,777	31,542	4,520	18,154
Investment income (loss) — net	9,711	10,738	119,355	(4,520)	(4,493)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,075	560,953	437,978	79,220	247,047
Cost of investments sold	32,256	462,003	474,981	63,205	222,738
Net realized gain (loss) on sales of investments	(5,181)	98,950	(37,003)	16,015	24,309
Distributions from capital gains	242,844	778,118	—	53,328	250,312
Net change in unrealized appreciation or depreciation of investments	(410,075)	(1,162,770)	(708,982)	(251,234)	(719,738)
Net gain (loss) on investments	(172,412)	(285,702)	(745,985)	(181,891)	(445,117)
Net increase (decrease) in net assets resulting from operations	$(162,701)	$(274,964)	$(626,630)	$(186,411)	$(449,610)

Year ended December 31, 2022 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Investment income
Dividend income	$35,966	$—	$—	$85,508	$10,783
Variable account expenses	8,845	23,541	46,074	20,223	6,877
Investment income (loss) — net	27,121	(23,541)	(46,074)	65,285	3,906

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	139,611	469,810	607,204	352,498	254,712
Cost of investments sold	219,453	412,939	650,434	284,738	229,800
Net realized gain (loss) on sales of investments	(79,842)	56,871	(43,230)	67,760	24,912
Distributions from capital gains	—	477,841	797,891	—	128,073
Net change in unrealized appreciation or depreciation of investments	(88,109)	(1,186,896)	(2,986,294)	149,225	(453,201)
Net gain (loss) on investments	(167,951)	(652,184)	(2,231,633)	216,985	(300,216)
Net increase (decrease) in net assets resulting from operations	$(140,830)	$(675,725)	$(2,277,707)	$282,270	$(296,310)

Year ended December 31, 2022 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$43,224	$—	$225,701	$—	$6,841
Variable account expenses	19,599	24,108	115,229	60,412	5,051
Investment income (loss) — net	23,625	(24,108)	110,472	(60,412)	1,790

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	314,442	863,840	1,468,552	616,085	33,307
Cost of investments sold	264,126	867,362	1,074,567	757,369	29,593
Net realized gain (loss) on sales of investments	50,316	(3,522)	393,985	(141,284)	3,714
Distributions from capital gains	270,439	322,973	901,644	87,366	54,252
Net change in unrealized appreciation or depreciation of investments	(394,405)	(1,508,374)	(1,438,655)	(1,012,507)	(159,724)
Net gain (loss) on investments	(73,650)	(1,188,923)	(143,026)	(1,066,425)	(101,758)
Net increase (decrease) in net assets resulting from operations	$(50,025)	$(1,213,031)	$(32,554)	$(1,126,837)	$(99,968)

See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Investment income
Dividend income	$—	$201,626	$—	$—	$—
Variable account expenses	494,815	8,618	50,588	196,882	208,914
Investment income (loss) — net	(494,815)	193,008	(50,588)	(196,882)	(208,914)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,033,988	391,698	554,450	2,036,530	2,701,248
Cost of investments sold	3,809,077	370,234	339,459	704,023	1,072,514
Net realized gain (loss) on sales of investments	1,224,911	21,464	214,991	1,332,507	1,628,734
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,877,140)	(90,847)	(1,234,875)	(5,353,125)	(1,946,962)
Net gain (loss) on investments	(8,652,229)	(69,383)	(1,019,884)	(4,020,618)	(318,228)
Net increase (decrease) in net assets resulting from operations	$(9,147,044)	$123,625	$(1,070,472)	$(4,217,500)	$(527,142)

Year ended December 31, 2022 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Investment income
Dividend income	$50,722	$—	$96,185	$94,708	$288,565
Variable account expenses	12,572	48,461	26,550	76,060	56,377
Investment income (loss) — net	38,150	(48,461)	69,635	18,648	232,188

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	293,600	1,345,410	417,665	2,688,048	655,615
Cost of investments sold	360,171	1,743,254	544,186	2,688,035	722,518
Net realized gain (loss) on sales of investments	(66,571)	(397,844)	(126,521)	13	(66,903)
Distributions from capital gains	—	1,392,281	—	—	39,808
Net change in unrealized appreciation or depreciation of investments	(225,010)	(3,305,673)	(406,209)	(13)	(950,805)
Net gain (loss) on investments	(291,581)	(2,311,236)	(532,730)	—	(977,900)
Net increase (decrease) in net assets resulting from operations	$(253,431)	$(2,359,697)	$(463,095)	$18,648	$(745,712)

Year ended December 31, 2022 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Investment income
Dividend income	$243,802	$390,035	$—	$—	$20,720
Variable account expenses	44,568	122,642	33,974	580,482	38,639
Investment income (loss) — net	199,234	267,393	(33,974)	(580,482)	(17,919)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	955,489	1,956,310	572,450	3,470,435	476,486
Cost of investments sold	1,200,339	2,281,819	217,694	2,176,313	500,274
Net realized gain (loss) on sales of investments	(244,850)	(325,509)	354,756	1,294,122	(23,788)
Distributions from capital gains	167,161	8,429	—	—	—
Net change in unrealized appreciation or depreciation of investments	(734,243)	(2,611,330)	(1,999,773)	(13,661,427)	(241,577)
Net gain (loss) on investments	(811,932)	(2,928,410)	(1,645,017)	(12,367,305)	(265,365)
Net increase (decrease) in net assets resulting from operations	$(612,698)	$(2,661,017)	$(1,678,991)	$(12,947,787)	$(283,284)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	15

Statement of Operations

Year ended December 31, 2022 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Investment income
Dividend income	$24,025	$24,528	$—	$—	$—
Variable account expenses	10,447	32,881	9,094	37,934	17,183
Investment income (loss) — net	13,578	(8,353)	(9,094)	(37,934)	(17,183)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	222,187	397,327	52,195	393,160	242,507
Cost of investments sold	286,177	413,438	35,696	195,476	101,188
Net realized gain (loss) on sales of investments	(63,990)	(16,111)	16,499	197,684	141,319
Distributions from capital gains	29,707	227,869	—	—	—
Net change in unrealized appreciation or depreciation of investments	(335,446)	(786,164)	(36,543)	(1,666,006)	(345,023)
Net gain (loss) on investments	(369,729)	(574,406)	(20,044)	(1,468,322)	(203,704)
Net increase (decrease) in net assets resulting from operations	$(356,151)	$(582,759)	$(29,138)	$(1,506,256)	$(220,887)

Year ended December 31, 2022 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Investment income
Dividend income	$—	$50,482	$116,105	$139,227	$—
Variable account expenses	12,558	22,419	5,961	29,166	49,484
Investment income (loss) — net	(12,558)	28,063	110,144	110,061	(49,484)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	120,709	741,394	267,990	743,707	584,393
Cost of investments sold	64,185	815,666	322,291	922,680	290,291
Net realized gain (loss) on sales of investments	56,524	(74,272)	(54,301)	(178,973)	294,102
Distributions from capital gains	—	—	—	57,305	—
Net change in unrealized appreciation or depreciation of investments	(297,923)	(390,288)	57,373	(652,279)	(2,210,334)
Net gain (loss) on investments	(241,399)	(464,560)	3,072	(773,947)	(1,916,232)
Net increase (decrease) in net assets resulting from operations	$(253,957)	$(436,497)	$113,216	$(663,886)	$(1,965,716)

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$—	$9,014	$59,783	$181,298	$96,920
Variable account expenses	10,499	6,104	9,532	36,704	363,061
Investment income (loss) — net	(10,499)	2,910	50,251	144,594	(266,141)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	281,881	91,786	104,529	596,394	4,649,460
Cost of investments sold	161,116	104,564	101,124	626,391	4,121,584
Net realized gain (loss) on sales of investments	120,765	(12,778)	3,405	(29,997)	527,876
Distributions from capital gains	—	46,408	870	—	1,812,376
Net change in unrealized appreciation or depreciation of investments	(161,748)	(146,257)	(134,726)	(248,440)	(14,578,878)
Net gain (loss) on investments	(40,983)	(112,627)	(130,451)	(278,437)	(12,238,626)
Net increase (decrease) in net assets resulting from operations	$(51,482)	$(109,717)	$(80,200)	$(133,843)	$(12,504,767)

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Investment income
Dividend income	$97,289	$61,925	$19,132	$315,983	$55,438
Variable account expenses	58,410	222,745	20,876	89,615	20,031
Investment income (loss) — net	38,879	(160,820)	(1,744)	226,368	35,407

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	691,007	3,347,293	318,387	908,536	165,943
Cost of investments sold	481,598	3,392,697	282,702	988,114	192,938
Net realized gain (loss) on sales of investments	209,409	(45,404)	35,685	(79,578)	(26,995)
Distributions from capital gains	135,610	1,588,181	21,786	8,738	165,711
Net change in unrealized appreciation or depreciation of investments	(810,806)	(5,777,725)	(833,453)	(1,321,708)	(919,641)
Net gain (loss) on investments	(465,787)	(4,234,948)	(775,982)	(1,392,548)	(780,925)
Net increase (decrease) in net assets resulting from operations	$(426,908)	$(4,395,768)	$(777,726)	$(1,166,180)	$(745,518)

Year ended December 31, 2022 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$198,314	$152,853	$72,999	$44,537	$18,918
Variable account expenses	45,988	84,996	74,183	57,554	6,647
Investment income (loss) — net	152,326	67,857	(1,184)	(13,017)	12,271

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	535,035	1,677,057	1,094,273	729,067	98,267
Cost of investments sold	542,011	1,695,195	1,163,114	650,426	101,463
Net realized gain (loss) on sales of investments	(6,976)	(18,138)	(68,841)	78,641	(3,196)
Distributions from capital gains	80,497	923,097	1,377,574	957,784	—
Net change in unrealized appreciation or depreciation of investments	(509,949)	(1,763,475)	(2,247,155)	(1,838,749)	(59,781)
Net gain (loss) on investments	(436,428)	(858,516)	(938,422)	(802,324)	(62,977)
Net increase (decrease) in net assets resulting from operations	$(284,102)	$(790,659)	$(939,606)	$(815,341)	$(50,706)

Year ended December 31, 2022 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Investment income
Dividend income	$30,253	$—	$95,982	$58,935	$—
Variable account expenses	35,072	16,122	14,122	40,627	5,767
Investment income (loss) — net	(4,819)	(16,122)	81,860	18,308	(5,767)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	490,724	275,885	141,683	1,044,541	104,928
Cost of investments sold	484,366	264,971	158,039	764,711	105,532
Net realized gain (loss) on sales of investments	6,358	10,914	(16,356)	279,830	(604)
Distributions from capital gains	19,258	479,598	46,437	134,387	185,984
Net change in unrealized appreciation or depreciation of investments	(984,467)	(1,225,102)	(328,342)	(450,945)	(492,502)
Net gain (loss) on investments	(958,851)	(734,590)	(298,261)	(36,728)	(307,122)
Net increase (decrease) in net assets resulting from operations	$(963,670)	$(750,712)	$(216,401)	$(18,420)	$(312,889)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	17

Statement of Operations

Year ended December 31, 2022 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Investment income
Dividend income	$12,467	$28,782	$—	$—	$—
Variable account expenses	6,559	19,400	74,864	66,103	13,083
Investment income (loss) — net	5,908	9,382	(74,864)	(66,103)	(13,083)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	120,150	490,684	651,906	1,158,873	164,132
Cost of investments sold	98,282	495,686	649,740	1,440,169	166,906
Net realized gain (loss) on sales of investments	21,868	(5,002)	2,166	(281,296)	(2,774)
Distributions from capital gains	81,787	225,143	1,334,058	—	218,523
Net change in unrealized appreciation or depreciation of investments	(132,306)	(753,893)	(4,463,005)	(685,413)	(432,126)
Net gain (loss) on investments	(28,651)	(533,752)	(3,126,781)	(966,709)	(216,377)
Net increase (decrease) in net assets resulting from operations	$(22,743)	$(524,370)	$(3,201,645)	$(1,032,812)	$(229,460)

Year ended December 31, 2022 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Investment income
Dividend income	$13,620	$—	$129,046	$30,910	$—
Variable account expenses	54,479	9,227	152,309	16,454	7,999
Investment income (loss) — net	(40,859)	(9,227)	(23,263)	14,456	(7,999)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	302,698	194,610	1,079,207	328,644	422,130
Cost of investments sold	266,406	170,358	1,016,389	372,336	344,120
Net realized gain (loss) on sales of investments	36,292	24,252	62,818	(43,692)	78,010
Distributions from capital gains	638,162	399,155	372,149	26,517	179,084
Net change in unrealized appreciation or depreciation of investments	(1,642,488)	(1,039,250)	(2,936,390)	(264,013)	(852,767)
Net gain (loss) on investments	(968,034)	(615,843)	(2,501,423)	(281,188)	(595,673)
Net increase (decrease) in net assets resulting from operations	$(1,008,893)	$(625,070)	$(2,524,686)	$(266,732)	$(603,672)

Year ended December 31, 2022 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$16,438	$—	$868	$—	$—
Variable account expenses	8,186	28,329	12,063	31,436	13,117
Investment income (loss) — net	8,252	(28,329)	(11,195)	(31,436)	(13,117)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	128,317	351,753	78,135	588,175	192,577
Cost of investments sold	122,283	313,545	74,634	559,689	253,704
Net realized gain (loss) on sales of investments	6,034	38,208	3,501	28,486	(61,127)
Distributions from capital gains	—	529,811	58,683	482,881	562,910
Net change in unrealized appreciation or depreciation of investments	(119,630)	(1,683,027)	(269,111)	(1,345,307)	(1,159,392)
Net gain (loss) on investments	(113,596)	(1,115,008)	(206,927)	(833,940)	(657,609)
Net increase (decrease) in net assets resulting from operations	$(105,344)	$(1,143,337)	$(218,122)	$(865,376)	$(670,726)

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2022 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$121,920	$—	$27,470	$9,823	$—
Variable account expenses	55,288	35,428	5,489	5,685	1,475
Investment income (loss) — net	66,632	(35,428)	21,981	4,138	(1,475)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,068,232	349,236	83,034	65,907	4,859
Cost of investments sold	923,189	771,108	91,369	60,684	4,639
Net realized gain (loss) on sales of investments	145,043	(421,872)	(8,335)	5,223	220
Distributions from capital gains	214,363	1,649,618	24,303	248,132	27,943
Net change in unrealized appreciation or depreciation of investments	(458,729)	(5,217,855)	(235,849)	(438,427)	(42,844)
Net gain (loss) on investments	(99,323)	(3,990,109)	(219,881)	(185,072)	(14,681)
Net increase (decrease) in net assets resulting from operations	$(32,691)	$(4,025,537)	$(197,900)	$(180,934)	$(16,156)

Year ended December 31, 2022 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$258,261	$6,094	$155,323	$4,890	$7,373
Variable account expenses	33,755	3,724	64,264	10,580	3,689
Investment income (loss) — net	224,506	2,370	91,059	(5,690)	3,684

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	847,536	116,108	706,749	169,698	118,720
Cost of investments sold	892,038	144,910	809,388	158,527	126,501
Net realized gain (loss) on sales of investments	(44,502)	(28,802)	(102,639)	11,171	(7,781)
Distributions from capital gains	272,392	58,215	—	110,987	52,777
Net change in unrealized appreciation or depreciation of investments	(945,407)	(107,906)	(1,016,815)	(189,616)	(146,550)
Net gain (loss) on investments	(717,517)	(78,493)	(1,119,454)	(67,458)	(101,554)
Net increase (decrease) in net assets resulting from operations	$(493,011)	$(76,123)	$(1,028,395)	$(73,148)	$(97,870)

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$4,906	$—	$—	$—	$—
Variable account expenses	7,553	14,747	9,081	379,365	351,805
Investment income (loss) — net	(2,647)	(14,747)	(9,081)	(379,365)	(351,805)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	48,351	275,314	164,517	4,234,972	6,573,685
Cost of investments sold	44,637	347,706	169,190	2,775,912	3,445,781
Net realized gain (loss) on sales of investments	3,714	(72,392)	(4,673)	1,459,060	3,127,904
Distributions from capital gains	136,499	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(398,652)	(4,861)	(112,567)	(9,438,310)	(11,535,844)
Net gain (loss) on investments	(258,439)	(77,253)	(117,240)	(7,979,250)	(8,407,940)
Net increase (decrease) in net assets resulting from operations	$(261,086)	$(92,000)	$(126,321)	$(8,358,615)	$(8,759,745)
See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	19

Statement of Operations

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	298,853	227,976	92,060	312,284	410,686
Investment income (loss) — net	(298,853)	(227,976)	(92,060)	(312,284)	(410,686)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,570,673	3,069,189	613,144	3,023,798	5,910,836
Cost of investments sold	6,115,197	2,614,356	547,959	2,916,340	5,572,912
Net realized gain (loss) on sales of investments	455,476	454,833	65,185	107,458	337,924
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,464,617)	(4,408,446)	(1,933,943)	(6,391,831)	(7,174,940)
Net gain (loss) on investments	(5,009,141)	(3,953,613)	(1,868,758)	(6,284,373)	(6,837,016)
Net increase (decrease) in net assets resulting from operations	$(5,307,994)	$(4,181,589)	$(1,960,818)	$(6,596,657)	$(7,247,702)

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	948,970	5,887,610	9,298,481	4,342,676	3,382,553
Investment income (loss) — net	(948,970)	(5,887,610)	(9,298,481)	(4,342,676)	(3,382,553)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,770,013	39,218,687	82,080,499	50,909,082	47,141,921
Cost of investments sold	12,999,654	30,602,232	62,631,880	35,822,455	26,653,582
Net realized gain (loss) on sales of investments	1,770,359	8,616,455	19,448,619	15,086,627	20,488,339
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(19,907,232)	(145,452,335)	(213,686,001)	(97,221,757)	(90,336,004)
Net gain (loss) on investments	(18,136,873)	(136,835,880)	(194,237,382)	(82,135,130)	(69,847,665)
Net increase (decrease) in net assets resulting from operations	$(19,085,843)	$(142,723,490)	$(203,535,863)	$(86,477,806)	$(73,230,218)

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	1,561,434	964,861	776,817	612,905	12,938
Investment income (loss) — net	(1,561,434)	(964,861)	(776,817)	(612,905)	(12,938)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	27,755,420	15,168,080	15,102,179	10,056,219	190,725
Cost of investments sold	18,602,310	8,146,542	12,275,849	6,602,905	69,553
Net realized gain (loss) on sales of investments	9,153,110	7,021,538	2,826,330	3,453,314	121,172
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41,756,094)	(28,593,315)	(17,036,051)	(15,383,161)	(409,402)
Net gain (loss) on investments	(32,602,984)	(21,571,777)	(14,209,721)	(11,929,847)	(288,230)
Net increase (decrease) in net assets resulting from operations	$(34,164,418)	$(22,536,638)	$(14,986,538)	$(12,542,752)	$(301,168)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Operations

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	25,483	276,064	2,291,867	1,340,880	77,828
Investment income (loss) — net	(25,483)	(276,064)	(2,291,867)	(1,340,880)	(77,828)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	378,512	5,548,377	10,532,936	10,668,416	1,047,087
Cost of investments sold	187,276	5,504,380	9,387,114	9,760,986	1,676,469
Net realized gain (loss) on sales of investments	191,236	43,997	1,145,822	907,430	(629,382)
Distributions from capital gains	—	—	—	—	3,156,794
Net change in unrealized appreciation or depreciation of investments	(625,965)	(5,206,697)	(51,299,522)	(27,452,514)	(6,671,272)
Net gain (loss) on investments	(434,729)	(5,162,700)	(50,153,700)	(26,545,084)	(4,143,860)
Net increase (decrease) in net assets resulting from operations	$(460,212)	$(5,438,764)	$(52,445,567)	$(27,885,964)	$(4,221,688)

Year ended December 31, 2022 (continued)				Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$54,725	$36,828
Variable account expenses				52,370	6,871
Investment income (loss) — net				2,355	29,957

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				931,019	177,330
Cost of investments sold				1,196,824	202,873
Net realized gain (loss) on sales of investments				(265,805)	(25,543)
Distributions from capital gains				1,082,359	—
Net change in unrealized appreciation or depreciation of investments				(3,749,506)	(121,774)
Net gain (loss) on investments				(2,932,952)	(147,317)
Net increase (decrease) in net assets resulting from operations				$(2,930,597)	$(117,360)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	21

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Sus Gbl Thematic, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$9,711	$10,738	$119,355	$(4,520)	$(4,493)
Net realized gain (loss) on sales of investments	(5,181)	98,950	(37,003)	16,015	24,309
Distributions from capital gains	242,844	778,118	—	53,328	250,312
Net change in unrealized appreciation or depreciation of investments	(410,075)	(1,162,770)	(708,982)	(251,234)	(719,738)
Net increase (decrease) in net assets resulting from operations	(162,701)	(274,964)	(626,630)	(186,411)	(449,610)

Contract transactions
Contract purchase payments	16,844	171,692	73,768	4,222	30,412
Net transfers(1)	447,554	(63,259)	(8,497)	(22,756)	(33,372)
Transfers for policy loans	—	11,044	6,822	—	18,682
Adjustments to net assets allocated to contracts in payment period	—	—	(2,101)	—	—
Contract charges	(230)	(2,411)	(4,714)	(577)	(1,401)
Contract terminations:
Surrender benefits	(14,482)	(400,096)	(306,368)	(33,461)	(175,577)
Death benefits	(1,750)	(9,714)	(30,564)	—	—
Increase (decrease) from transactions	447,936	(292,744)	(271,654)	(52,572)	(161,256)
Net assets at beginning of year	866,153	5,256,291	4,426,711	680,893	2,588,488
Net assets at end of year	$1,151,388	$4,688,583	$3,528,427	$441,910	$1,977,622

Accumulation unit activity
Units outstanding at beginning of year	599,592	1,488,302	2,577,364	186,068	692,343
Units purchased	398,620	67,429	70,186	3,286	24,167
Units redeemed	(14,209)	(148,366)	(262,976)	(21,803)	(74,506)
Units outstanding at end of year	984,003	1,407,365	2,384,574	167,551	642,004

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$27,121	$(23,541)	$(46,074)	$65,285	$3,906
Net realized gain (loss) on sales of investments	(79,842)	56,871	(43,230)	67,760	24,912
Distributions from capital gains	—	477,841	797,891	—	128,073
Net change in unrealized appreciation or depreciation of investments	(88,109)	(1,186,896)	(2,986,294)	149,225	(453,201)
Net increase (decrease) in net assets resulting from operations	(140,830)	(675,725)	(2,277,707)	282,270	(296,310)

Contract transactions
Contract purchase payments	5,028	31,116	140,319	38,243	6,253
Net transfers(1)	25,112	(146,979)	205,897	(8,301)	(28,268)
Transfers for policy loans	—	477	2,682	242	—
Adjustments to net assets allocated to contracts in payment period	(1,025)	(7,303)	—	—	(192)
Contract charges	(1,800)	(894)	(1,664)	(542)	(295)
Contract terminations:
Surrender benefits	(93,670)	(289,516)	(238,408)	(127,578)	(192,664)
Death benefits	(9,852)	(2,354)	(56,139)	(6,898)	(13,551)
Increase (decrease) from transactions	(76,207)	(415,453)	52,687	(104,834)	(228,717)
Net assets at beginning of year	1,142,400	3,255,183	6,481,313	1,785,694	1,199,494
Net assets at end of year	$925,363	$2,164,005	$4,256,293	$1,963,130	$674,467

Accumulation unit activity
Units outstanding at beginning of year	675,597	635,383	1,096,400	1,865,122	417,152
Units purchased	29,621	7,949	112,035	139,001	4,255
Units redeemed	(77,892)	(110,398)	(95,148)	(237,498)	(103,730)
Units outstanding at end of year	627,326	532,934	1,113,287	1,766,625	317,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	23

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$23,625	$(24,108)	$110,472	$(60,412)	$1,790
Net realized gain (loss) on sales of investments	50,316	(3,522)	393,985	(141,284)	3,714
Distributions from capital gains	270,439	322,973	901,644	87,366	54,252
Net change in unrealized appreciation or depreciation of investments	(394,405)	(1,508,374)	(1,438,655)	(1,012,507)	(159,724)
Net increase (decrease) in net assets resulting from operations	(50,025)	(1,213,031)	(32,554)	(1,126,837)	(99,968)

Contract transactions
Contract purchase payments	284,076	7,523	497,642	282,314	2,851
Net transfers(1)	(67,388)	(253,391)	1,541,797	77,550	570,985
Transfers for policy loans	(1,263)	242	3,005	211	980
Adjustments to net assets allocated to contracts in payment period	—	—	(2,278)	(14,150)	—
Contract charges	(831)	(1,353)	(3,948)	(1,171)	(405)
Contract terminations:
Surrender benefits	(191,224)	(236,613)	(809,177)	(318,605)	(11,209)
Death benefits	(22,068)	(21,168)	(63,108)	(13,533)	(1,358)
Increase (decrease) from transactions	1,302	(504,760)	1,163,933	12,616	561,844
Net assets at beginning of year	2,145,178	3,778,982	11,642,338	6,656,164	589,875
Net assets at end of year	$2,096,455	$2,061,191	$12,773,717	$5,541,943	$1,051,751

Accumulation unit activity
Units outstanding at beginning of year	625,200	602,572	3,265,500	3,669,016	217,676
Units purchased	102,253	7,946	592,872	310,499	248,730
Units redeemed	(83,413)	(116,137)	(278,661)	(294,115)	(5,336)
Units outstanding at end of year	644,040	494,381	3,579,711	3,685,400	461,070

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(494,815)	$193,008	$(50,588)	$(196,882)	$(208,914)
Net realized gain (loss) on sales of investments	1,224,911	21,464	214,991	1,332,507	1,628,734
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(9,877,140)	(90,847)	(1,234,875)	(5,353,125)	(1,946,962)
Net increase (decrease) in net assets resulting from operations	(9,147,044)	123,625	(1,070,472)	(4,217,500)	(527,142)

Contract transactions
Contract purchase payments	908,581	90,992	248,764	105,458	198,260
Net transfers(1)	2,415,961	(259,134)	(105,110)	(417,022)	(541,739)
Transfers for policy loans	7,881	132	257	32,353	19,219
Adjustments to net assets allocated to contracts in payment period	(22,409)	—	—	(20,589)	(16,436)
Contract charges	(13,047)	(163)	(551)	(14,163)	(13,659)
Contract terminations:
Surrender benefits	(2,726,735)	(67,385)	(281,077)	(1,112,061)	(1,561,750)
Death benefits	(484,436)	—	(43,621)	(204,833)	(204,910)
Increase (decrease) from transactions	85,796	(235,558)	(181,338)	(1,630,857)	(2,121,015)
Net assets at beginning of year	51,780,246	753,755	5,556,921	21,945,892	23,276,838
Net assets at end of year	$42,718,998	$641,822	$4,305,111	$16,097,535	$20,628,681

Accumulation unit activity
Units outstanding at beginning of year	16,796,010	1,073,229	1,796,009	5,345,395	5,967,725
Units purchased	1,336,329	143,283	100,185	68,813	57,401
Units redeemed	(1,259,747)	(434,401)	(162,226)	(553,961)	(625,282)
Units outstanding at end of year	16,872,592	782,111	1,733,968	4,860,247	5,399,844

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	25

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$38,150	$(48,461)	$69,635	$18,648	$232,188
Net realized gain (loss) on sales of investments	(66,571)	(397,844)	(126,521)	13	(66,903)
Distributions from capital gains	—	1,392,281	—	—	39,808
Net change in unrealized appreciation or depreciation of investments	(225,010)	(3,305,673)	(406,209)	(13)	(950,805)
Net increase (decrease) in net assets resulting from operations	(253,431)	(2,359,697)	(463,095)	18,648	(745,712)

Contract transactions
Contract purchase payments	66,388	80,449	17,038	104,098	26,929
Net transfers(1)	(121,554)	(294,251)	(65,891)	2,322,945	(76,033)
Transfers for policy loans	—	6,237	5,212	10,168	3,594
Adjustments to net assets allocated to contracts in payment period	—	(1,780)	(68)	(740)	(3,281)
Contract charges	(142)	(5,082)	(5,631)	(8,973)	(2,713)
Contract terminations:
Surrender benefits	(64,988)	(533,144)	(215,974)	(1,347,190)	(333,311)
Death benefits	(28,109)	(46,205)	(70,008)	(110,326)	(69,300)
Increase (decrease) from transactions	(148,405)	(793,776)	(335,322)	969,982	(454,115)
Net assets at beginning of year	1,477,975	7,130,052	3,335,010	6,995,301	6,497,354
Net assets at end of year	$1,076,139	$3,976,579	$2,536,593	$7,983,931	$5,297,527

Accumulation unit activity
Units outstanding at beginning of year	1,313,046	2,137,815	2,042,473	6,690,321	2,070,682
Units purchased	73,909	64,458	16,227	2,503,316	28,585
Units redeemed	(232,898)	(450,048)	(243,748)	(1,507,966)	(181,694)
Units outstanding at end of year	1,154,057	1,752,225	1,814,952	7,685,671	1,917,573

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$199,234	$267,393	$(33,974)	$(580,482)	$(17,919)
Net realized gain (loss) on sales of investments	(244,850)	(325,509)	354,756	1,294,122	(23,788)
Distributions from capital gains	167,161	8,429	—	—	—
Net change in unrealized appreciation or depreciation of investments	(734,243)	(2,611,330)	(1,999,773)	(13,661,427)	(241,577)
Net increase (decrease) in net assets resulting from operations	(612,698)	(2,661,017)	(1,678,991)	(12,947,787)	(283,284)

Contract transactions
Contract purchase payments	37,062	85,429	28,998	3,647,175	515,063
Net transfers(1)	(260,215)	137,909	151,263	315,807	212,752
Transfers for policy loans	2,126	31,875	—	(24,991)	—
Adjustments to net assets allocated to contracts in payment period	(1,605)	(8,117)	—	—	—
Contract charges	(7,928)	(18,851)	(3,714)	(21,573)	(3,408)
Contract terminations:
Surrender benefits	(494,430)	(1,164,873)	(278,292)	(2,250,006)	(209,974)
Death benefits	(136,545)	(305,889)	(98,957)	(105,856)	(9,099)
Increase (decrease) from transactions	(861,535)	(1,242,517)	(200,702)	1,560,556	505,334
Net assets at beginning of year	5,690,279	15,328,061	5,239,854	66,822,495	3,807,697
Net assets at end of year	$4,216,046	$11,424,527	$3,360,161	$55,435,264	$4,029,747

Accumulation unit activity
Units outstanding at beginning of year	2,341,439	7,536,919	1,775,067	16,719,178	3,317,949
Units purchased	17,468	247,529	51,955	1,224,986	683,261
Units redeemed	(405,042)	(901,020)	(194,148)	(722,547)	(225,300)
Units outstanding at end of year	1,953,865	6,883,428	1,632,874	17,221,617	3,775,910

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	27

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$13,578	$(8,353)	$(9,094)	$(37,934)	$(17,183)
Net realized gain (loss) on sales of investments	(63,990)	(16,111)	16,499	197,684	141,319
Distributions from capital gains	29,707	227,869	—	—	—
Net change in unrealized appreciation or depreciation of investments	(335,446)	(786,164)	(36,543)	(1,666,006)	(345,023)
Net increase (decrease) in net assets resulting from operations	(356,151)	(582,759)	(29,138)	(1,506,256)	(220,887)

Contract transactions
Contract purchase payments	89,465	27,166	18,223	59,147	21,969
Net transfers(1)	214,653	(51,301)	88,053	(114,453)	(49,445)
Transfers for policy loans	653	4,583	—	1,749	1,224
Adjustments to net assets allocated to contracts in payment period	—	(3,459)	—	(1,895)	—
Contract charges	(285)	(1,369)	(627)	(1,238)	(1,317)
Contract terminations:
Surrender benefits	(31,558)	(214,766)	(31,932)	(155,359)	(161,567)
Death benefits	(2,436)	(29,082)	—	(16,770)	(5,691)
Increase (decrease) from transactions	270,492	(268,228)	73,717	(228,819)	(194,827)
Net assets at beginning of year	1,297,405	3,685,008	953,079	4,790,719	2,158,691
Net assets at end of year	$1,211,746	$2,834,021	$997,658	$3,055,644	$1,742,977

Accumulation unit activity
Units outstanding at beginning of year	962,767	1,871,697	271,239	1,181,627	568,340
Units purchased	393,520	54,004	31,969	18,600	6,729
Units redeemed	(104,643)	(208,376)	(10,148)	(93,142)	(61,070)
Units outstanding at end of year	1,251,644	1,717,325	293,060	1,107,085	513,999

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$(12,558)	$28,063	$110,144	$110,061	$(49,484)
Net realized gain (loss) on sales of investments	56,524	(74,272)	(54,301)	(178,973)	294,102
Distributions from capital gains	—	—	—	57,305	—
Net change in unrealized appreciation or depreciation of investments	(297,923)	(390,288)	57,373	(652,279)	(2,210,334)
Net increase (decrease) in net assets resulting from operations	(253,957)	(436,497)	113,216	(663,886)	(1,965,716)

Contract transactions
Contract purchase payments	18,357	14,682	22,777	10,325	46,031
Net transfers(1)	141,823	(319,043)	(32,925)	(152,620)	33,204
Transfers for policy loans	516	7,249	2,122	419	825
Adjustments to net assets allocated to contracts in payment period	1,611	(2,131)	—	—	—
Contract charges	(792)	(2,320)	(492)	(9,525)	(5,622)
Contract terminations:
Surrender benefits	(77,891)	(339,722)	(211,145)	(362,861)	(420,737)
Death benefits	(431)	(56,457)	(5,129)	(126,358)	(34,495)
Increase (decrease) from transactions	83,193	(697,742)	(224,792)	(640,620)	(380,794)
Net assets at beginning of year	1,586,009	3,302,094	679,108	3,947,405	6,985,273
Net assets at end of year	$1,415,245	$2,167,855	$567,532	$2,642,899	$4,638,763

Accumulation unit activity
Units outstanding at beginning of year	393,538	2,335,010	1,133,835	2,285,904	2,585,299
Units purchased	54,500	16,255	36,337	7,327	43,820
Units redeemed	(25,126)	(568,206)	(345,471)	(416,759)	(221,625)
Units outstanding at end of year	422,912	1,783,059	824,701	1,876,472	2,407,494

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	29

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(10,499)	$2,910	$50,251	$144,594	$(266,141)
Net realized gain (loss) on sales of investments	120,765	(12,778)	3,405	(29,997)	527,876
Distributions from capital gains	—	46,408	870	—	1,812,376
Net change in unrealized appreciation or depreciation of investments	(161,748)	(146,257)	(134,726)	(248,440)	(14,578,878)
Net increase (decrease) in net assets resulting from operations	(51,482)	(109,717)	(80,200)	(133,843)	(12,504,767)

Contract transactions
Contract purchase payments	14,262	1,830	61,129	797,181	2,898,451
Net transfers(1)	7,758	(4,117)	(5,518)	222,191	(357,352)
Transfers for policy loans	1,046	—	—	(3,933)	4,506
Adjustments to net assets allocated to contracts in payment period	(1,494)	—	—	(497)	(12,323)
Contract charges	(855)	(119)	(124)	(4,483)	(14,196)
Contract terminations:
Surrender benefits	(222,715)	(38,385)	(31,059)	(357,640)	(2,400,109)
Death benefits	(415)	(31,985)	(29,606)	(88,816)	(278,111)
Increase (decrease) from transactions	(202,413)	(72,776)	(5,178)	564,003	(159,134)
Net assets at beginning of year	1,289,472	728,735	926,609	3,827,349	45,829,872
Net assets at end of year	$1,035,577	$546,242	$841,231	$4,257,509	$33,165,971

Accumulation unit activity
Units outstanding at beginning of year	298,936	454,329	764,235	2,538,933	10,590,512
Units purchased	14,882	2,189	72,554	733,623	992,450
Units redeemed	(63,575)	(53,806)	(76,843)	(331,693)	(1,031,775)
Units outstanding at end of year	250,243	402,712	759,946	2,940,863	10,551,187

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$38,879	$(160,820)	$(1,744)	$226,368	$35,407
Net realized gain (loss) on sales of investments	209,409	(45,404)	35,685	(79,578)	(26,995)
Distributions from capital gains	135,610	1,588,181	21,786	8,738	165,711
Net change in unrealized appreciation or depreciation of investments	(810,806)	(5,777,725)	(833,453)	(1,321,708)	(919,641)
Net increase (decrease) in net assets resulting from operations	(426,908)	(4,395,768)	(777,726)	(1,166,180)	(745,518)

Contract transactions
Contract purchase payments	135,590	1,134,002	35,337	1,402,017	36,452
Net transfers(1)	(67,993)	(856,108)	(44,064)	(92,280)	14,377
Transfers for policy loans	8,242	12,286	10,978	6,039	6,788
Adjustments to net assets allocated to contracts in payment period	(7,950)	(1,951)	(240)	—	(848)
Contract charges	(3,627)	(11,818)	(1,093)	(3,297)	(1,865)
Contract terminations:
Surrender benefits	(445,781)	(1,500,764)	(179,974)	(297,652)	(110,116)
Death benefits	(8,605)	(202,216)	(4,721)	(5,573)	(11,911)
Increase (decrease) from transactions	(390,124)	(1,426,569)	(183,777)	1,009,254	(67,123)
Net assets at beginning of year	7,249,226	27,803,410	3,108,471	8,972,699	2,827,388
Net assets at end of year	$6,432,194	$21,981,073	$2,146,968	$8,815,773	$2,014,747

Accumulation unit activity
Units outstanding at beginning of year	1,787,326	5,325,612	1,117,117	7,070,720	1,007,359
Units purchased	169,672	277,049	40,527	1,292,978	28,474
Units redeemed	(159,739)	(652,175)	(121,874)	(438,697)	(61,833)
Units outstanding at end of year	1,797,259	4,950,486	1,035,770	7,925,001	974,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	31

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$152,326	$67,857	$(1,184)	$(13,017)	$12,271
Net realized gain (loss) on sales of investments	(6,976)	(18,138)	(68,841)	78,641	(3,196)
Distributions from capital gains	80,497	923,097	1,377,574	957,784	—
Net change in unrealized appreciation or depreciation of investments	(509,949)	(1,763,475)	(2,247,155)	(1,838,749)	(59,781)
Net increase (decrease) in net assets resulting from operations	(284,102)	(790,659)	(939,606)	(815,341)	(50,706)

Contract transactions
Contract purchase payments	170,545	118,269	224,585	35,580	20,814
Net transfers(1)	336,113	(570,645)	(118,177)	(161,007)	(21,902)
Transfers for policy loans	—	18,043	215	1,232	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,240)	—
Contract charges	(836)	(3,708)	(3,289)	(5,270)	(62)
Contract terminations:
Surrender benefits	(100,736)	(870,408)	(563,873)	(466,498)	(43,221)
Death benefits	(60,142)	(71,503)	(142,031)	(32,499)	—
Increase (decrease) from transactions	344,944	(1,379,952)	(602,570)	(631,702)	(44,371)
Net assets at beginning of year	4,247,122	9,988,506	8,656,216	7,657,789	669,316
Net assets at end of year	$4,307,964	$7,817,895	$7,114,040	$6,210,746	$574,239

Accumulation unit activity
Units outstanding at beginning of year	2,733,757	4,051,882	1,932,010	1,084,417	661,162
Units purchased	436,206	54,713	84,082	5,875	21,934
Units redeemed	(199,189)	(653,487)	(260,338)	(101,235)	(69,457)
Units outstanding at end of year	2,970,774	3,453,108	1,755,754	989,057	613,639

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(4,819)	$(16,122)	$81,860	$18,308	$(5,767)
Net realized gain (loss) on sales of investments	6,358	10,914	(16,356)	279,830	(604)
Distributions from capital gains	19,258	479,598	46,437	134,387	185,984
Net change in unrealized appreciation or depreciation of investments	(984,467)	(1,225,102)	(328,342)	(450,945)	(492,502)
Net increase (decrease) in net assets resulting from operations	(963,670)	(750,712)	(216,401)	(18,420)	(312,889)

Contract transactions
Contract purchase payments	28,087	628	136,070	138,715	4,147
Net transfers(1)	(66,024)	39,197	34,226	(343,338)	(7,793)
Transfers for policy loans	—	2,727	—	2,814	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,427)	(4,916)	(176)	(9,443)	(352)
Contract terminations:
Surrender benefits	(329,402)	(126,747)	(112,704)	(442,586)	(80,756)
Death benefits	(48,462)	(40,958)	—	(146,752)	—
Increase (decrease) from transactions	(421,228)	(130,069)	57,416	(800,590)	(84,754)
Net assets at beginning of year	4,784,020	2,346,357	1,351,562	5,001,409	1,006,396
Net assets at end of year	$3,399,122	$1,465,576	$1,192,577	$4,182,399	$608,753

Accumulation unit activity
Units outstanding at beginning of year	1,236,025	615,872	942,975	1,591,460	565,092
Units purchased	11,380	25,317	131,309	51,125	4,014
Units redeemed	(146,652)	(75,647)	(87,864)	(305,819)	(69,767)
Units outstanding at end of year	1,100,753	565,542	986,420	1,336,766	499,339

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	33

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$5,908	$9,382	$(74,864)	$(66,103)	$(13,083)
Net realized gain (loss) on sales of investments	21,868	(5,002)	2,166	(281,296)	(2,774)
Distributions from capital gains	81,787	225,143	1,334,058	—	218,523
Net change in unrealized appreciation or depreciation of investments	(132,306)	(753,893)	(4,463,005)	(685,413)	(432,126)
Net increase (decrease) in net assets resulting from operations	(22,743)	(524,370)	(3,201,645)	(1,032,812)	(229,460)

Contract transactions
Contract purchase payments	4,034	20,718	303,246	80,474	19,421
Net transfers(1)	9,612	(88,016)	456,819	(333,467)	168,780
Transfers for policy loans	109	(72)	10,269	2,704	622
Adjustments to net assets allocated to contracts in payment period	—	(5,019)	—	(3,569)	(4,032)
Contract charges	(190)	(1,926)	(1,329)	(10,448)	(705)
Contract terminations:
Surrender benefits	(89,802)	(332,758)	(325,958)	(578,585)	(86,081)
Death benefits	—	(1,421)	(158,196)	(105,212)	(10,300)
Increase (decrease) from transactions	(76,237)	(408,494)	284,851	(948,103)	87,705
Net assets at beginning of year	750,867	2,783,813	9,729,855	8,438,146	1,598,747
Net assets at end of year	$651,887	$1,850,949	$6,813,061	$6,457,231	$1,456,992

Accumulation unit activity
Units outstanding at beginning of year	292,608	1,176,116	2,550,054	5,314,041	433,810
Units purchased	15,190	12,620	300,469	73,308	71,417
Units redeemed	(46,156)	(220,599)	(188,799)	(744,154)	(42,163)
Units outstanding at end of year	261,642	968,137	2,661,724	4,643,195	463,064

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$(40,859)	$(9,227)	$(23,263)	$14,456	$(7,999)
Net realized gain (loss) on sales of investments	36,292	24,252	62,818	(43,692)	78,010
Distributions from capital gains	638,162	399,155	372,149	26,517	179,084
Net change in unrealized appreciation or depreciation of investments	(1,642,488)	(1,039,250)	(2,936,390)	(264,013)	(852,767)
Net increase (decrease) in net assets resulting from operations	(1,008,893)	(625,070)	(2,524,686)	(266,732)	(603,672)

Contract transactions
Contract purchase payments	282,340	6,825	576,620	136,881	37,429
Net transfers(1)	59,952	10,147	1,441,795	14,423	13,040
Transfers for policy loans	5,350	(2,491)	211	118	672
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,061)	(1,438)	(2,883)	(324)	(222)
Contract terminations:
Surrender benefits	(158,686)	(121,406)	(500,175)	(170,083)	(397,622)
Death benefits	(22,107)	(11,095)	(186,630)	—	—
Increase (decrease) from transactions	165,788	(119,458)	1,328,938	(18,985)	(346,703)
Net assets at beginning of year	5,972,419	1,603,366	14,328,360	1,789,490	1,647,021
Net assets at end of year	$5,129,314	$858,838	$13,132,612	$1,503,773	$696,646

Accumulation unit activity
Units outstanding at beginning of year	1,470,327	407,344	9,219,180	1,522,156	435,616
Units purchased	107,532	7,370	1,551,499	207,636	41,630
Units redeemed	(60,981)	(47,847)	(529,418)	(226,422)	(160,044)
Units outstanding at end of year	1,516,878	366,867	10,241,261	1,503,370	317,202

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	35

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$8,252	$(28,329)	$(11,195)	$(31,436)	$(13,117)
Net realized gain (loss) on sales of investments	6,034	38,208	3,501	28,486	(61,127)
Distributions from capital gains	—	529,811	58,683	482,881	562,910
Net change in unrealized appreciation or depreciation of investments	(119,630)	(1,683,027)	(269,111)	(1,345,307)	(1,159,392)
Net increase (decrease) in net assets resulting from operations	(105,344)	(1,143,337)	(218,122)	(865,376)	(670,726)

Contract transactions
Contract purchase payments	69,708	80,097	40,497	25,638	15,752
Net transfers(1)	(12,010)	52,050	968	(56,176)	(2,476)
Transfers for policy loans	2,690	—	—	5,449	1,958
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(328)	(3,503)	(98)	(2,132)	(793)
Contract terminations:
Surrender benefits	(74,773)	(186,219)	(40,233)	(456,235)	(153,327)
Death benefits	(29,905)	(21,265)	—	(4,865)	(8,294)
Increase (decrease) from transactions	(44,618)	(78,840)	1,134	(488,321)	(147,180)
Net assets at beginning of year	1,110,503	3,715,581	1,224,280	4,377,887	2,211,130
Net assets at end of year	$960,541	$2,493,404	$1,007,292	$3,024,190	$1,393,224

Accumulation unit activity
Units outstanding at beginning of year	514,351	928,085	758,030	1,619,014	490,860
Units purchased	47,468	56,555	38,393	16,295	6,717
Units redeemed	(55,585)	(82,801)	(32,409)	(233,157)	(53,372)
Units outstanding at end of year	506,234	901,839	764,014	1,402,152	444,205

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$66,632	$(35,428)	$21,981	$4,138	$(1,475)
Net realized gain (loss) on sales of investments	145,043	(421,872)	(8,335)	5,223	220
Distributions from capital gains	214,363	1,649,618	24,303	248,132	27,943
Net change in unrealized appreciation or depreciation of investments	(458,729)	(5,217,855)	(235,849)	(438,427)	(42,844)
Net increase (decrease) in net assets resulting from operations	(32,691)	(4,025,537)	(197,900)	(180,934)	(16,156)

Contract transactions
Contract purchase payments	574,685	413,731	11,243	13,482	41,148
Net transfers(1)	132,845	522,815	(12,892)	20,387	2,047
Transfers for policy loans	(72)	2,204	288	149	—
Adjustments to net assets allocated to contracts in payment period	(4,205)	—	—	—	—
Contract charges	(1,851)	(1,442)	(819)	(867)	(14)
Contract terminations:
Surrender benefits	(330,433)	(160,154)	(30,171)	(48,589)	(1,343)
Death benefits	(175,043)	(16,656)	(4,728)	(308)	—
Increase (decrease) from transactions	195,926	760,498	(37,079)	(15,746)	41,838
Net assets at beginning of year	5,741,753	5,880,176	764,535	784,795	131,223
Net assets at end of year	$5,904,988	$2,615,137	$529,556	$588,115	$156,905

Accumulation unit activity
Units outstanding at beginning of year	1,358,460	834,795	461,788	443,266	102,661
Units purchased	210,974	235,276	19,782	26,341	39,870
Units redeemed	(153,529)	(57,892)	(43,680)	(37,242)	(2,748)
Units outstanding at end of year	1,415,905	1,012,179	437,890	432,365	139,783

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	37

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$224,506	$2,370	$91,059	$(5,690)	$3,684
Net realized gain (loss) on sales of investments	(44,502)	(28,802)	(102,639)	11,171	(7,781)
Distributions from capital gains	272,392	58,215	—	110,987	52,777
Net change in unrealized appreciation or depreciation of investments	(945,407)	(107,906)	(1,016,815)	(189,616)	(146,550)
Net increase (decrease) in net assets resulting from operations	(493,011)	(76,123)	(1,028,395)	(73,148)	(97,870)

Contract transactions
Contract purchase payments	47,186	34,836	515,491	68,713	2,748
Net transfers(1)	26,205	9,668	153,892	(5,936)	(20,408)
Transfers for policy loans	—	—	276	(856)	6,077
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(269)
Contract charges	(4,455)	(96)	(449)	(1,140)	(264)
Contract terminations:
Surrender benefits	(518,613)	(46,438)	(129,254)	(89,596)	(92,734)
Death benefits	(30,784)	(65,368)	(21,277)	(38,118)	(248)
Increase (decrease) from transactions	(480,461)	(67,398)	518,679	(66,933)	(105,098)
Net assets at beginning of year	4,146,180	421,656	6,676,140	1,330,665	592,233
Net assets at end of year	$3,172,708	$278,135	$6,166,424	$1,190,584	$389,265

Accumulation unit activity
Units outstanding at beginning of year	2,041,555	272,305	5,837,012	291,255	264,332
Units purchased	84,812	35,455	1,116,840	31,761	6,274
Units redeemed	(330,453)	(86,343)	(602,372)	(32,332)	(65,236)
Units outstanding at end of year	1,795,914	221,417	6,351,480	290,684	205,370

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(2,647)	$(14,747)	$(9,081)	$(379,365)	$(351,805)
Net realized gain (loss) on sales of investments	3,714	(72,392)	(4,673)	1,459,060	3,127,904
Distributions from capital gains	136,499	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(398,652)	(4,861)	(112,567)	(9,438,310)	(11,535,844)
Net increase (decrease) in net assets resulting from operations	(261,086)	(92,000)	(126,321)	(8,358,615)	(8,759,745)

Contract transactions
Contract purchase payments	14,508	21,608	83,617	2,577,605	712,535
Net transfers(1)	(33,800)	(133,481)	13,364	(1,065,734)	(2,943,403)
Transfers for policy loans	5,753	—	—	23,406	35,684
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(335)	(97)	(109)	(137,411)	(230,253)
Contract terminations:
Surrender benefits	(6,124)	(67,941)	(40,619)	(1,454,640)	(2,503,834)
Death benefits	(2,207)	(2,736)	(24,231)	(465,328)	(636,111)
Increase (decrease) from transactions	(22,205)	(182,647)	32,022	(522,102)	(5,565,382)
Net assets at beginning of year	1,111,679	1,562,822	1,006,789	44,159,953	47,714,860
Net assets at end of year	$828,388	$1,288,175	$912,490	$35,279,236	$33,389,733

Accumulation unit activity
Units outstanding at beginning of year	211,712	1,816,581	870,356	16,954,564	18,121,982
Units purchased	9,767	49,699	151,905	1,256,632	328,015
Units redeemed	(10,052)	(273,164)	(103,732)	(1,493,085)	(2,807,508)
Units outstanding at end of year	211,427	1,593,116	918,529	16,718,111	15,642,489

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	39

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(298,853)	$(227,976)	$(92,060)	$(312,284)	$(410,686)
Net realized gain (loss) on sales of investments	455,476	454,833	65,185	107,458	337,924
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,464,617)	(4,408,446)	(1,933,943)	(6,391,831)	(7,174,940)
Net increase (decrease) in net assets resulting from operations	(5,307,994)	(4,181,589)	(1,960,818)	(6,596,657)	(7,247,702)

Contract transactions
Contract purchase payments	581,913	43,597	178,892	738,399	72,149
Net transfers(1)	3,609,391	3,319,527	68,528	283,846	10,400,176
Transfers for policy loans	9,092	(11,576)	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(248,132)	(152,160)	(144,164)	(455,464)	(547,552)
Contract terminations:
Surrender benefits	(4,055,343)	(2,246,228)	(173,778)	(929,913)	(1,830,941)
Death benefits	(1,116,795)	(256,645)	(161,082)	(356,769)	(1,487,100)
Increase (decrease) from transactions	(1,219,874)	696,515	(231,604)	(719,901)	6,606,732
Net assets at beginning of year	32,802,093	25,375,348	10,877,077	36,208,944	43,039,063
Net assets at end of year	$26,274,225	$21,890,274	$8,684,655	$28,892,386	$42,398,093

Accumulation unit activity
Units outstanding at beginning of year	22,117,061	16,983,441	8,335,274	25,436,001	33,415,628
Units purchased	3,411,548	2,544,833	207,589	851,633	9,571,528
Units redeemed	(4,365,916)	(1,996,624)	(407,008)	(1,525,373)	(3,417,469)
Units outstanding at end of year	21,162,693	17,531,650	8,135,855	24,762,261	39,569,687

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(948,970)	$(5,887,610)	$(9,298,481)	$(4,342,676)	$(3,382,553)
Net realized gain (loss) on sales of investments	1,770,359	8,616,455	19,448,619	15,086,627	20,488,339
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(19,907,232)	(145,452,335)	(213,686,001)	(97,221,757)	(90,336,004)
Net increase (decrease) in net assets resulting from operations	(19,085,843)	(142,723,490)	(203,535,863)	(86,477,806)	(73,230,218)

Contract transactions
Contract purchase payments	399,262	2,619,557	5,198,063	12,113,609	659,430
Net transfers(1)	(5,386,419)	3,373,946	(10,133,054)	8,964,949	(467,289)
Transfers for policy loans	—	19,804	4,870	4,401	13,161
Adjustments to net assets allocated to contracts in payment period	—	—	—	(31,282)	—
Contract charges	(1,129,617)	(8,229,934)	(12,499,460)	(3,836,211)	(2,609,980)
Contract terminations:
Surrender benefits	(3,161,419)	(17,818,618)	(41,590,061)	(30,944,480)	(29,321,840)
Death benefits	(1,717,228)	(4,561,015)	(6,624,822)	(8,256,958)	(5,507,751)
Increase (decrease) from transactions	(10,995,421)	(24,596,260)	(65,644,464)	(21,985,972)	(37,234,269)
Net assets at beginning of year	110,899,410	713,185,086	1,089,494,647	502,487,179	432,673,372
Net assets at end of year	$80,818,146	$545,865,336	$820,314,320	$394,023,401	$322,208,885

Accumulation unit activity
Units outstanding at beginning of year	78,230,129	416,960,069	663,537,563	248,771,941	212,114,201
Units purchased	713,146	4,558,430	3,488,953	12,984,934	1,050,917
Units redeemed	(9,468,376)	(21,546,982)	(50,922,693)	(25,440,673)	(21,928,628)
Units outstanding at end of year	69,474,899	399,971,517	616,103,823	236,316,202	191,236,490

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	41

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(1,561,434)	$(964,861)	$(776,817)	$(612,905)	$(12,938)
Net realized gain (loss) on sales of investments	9,153,110	7,021,538	2,826,330	3,453,314	121,172
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(41,756,094)	(28,593,315)	(17,036,051)	(15,383,161)	(409,402)
Net increase (decrease) in net assets resulting from operations	(34,164,418)	(22,536,638)	(14,986,538)	(12,542,752)	(301,168)

Contract transactions
Contract purchase payments	9,987,582	1,056,709	914,309	67,508	16,266
Net transfers(1)	(9,591,192)	(4,485,501)	(2,318,327)	(1,500,945)	(54,623)
Transfers for policy loans	(14,022)	(227)	28,382	2,068	587
Adjustments to net assets allocated to contracts in payment period	(19,549)	—	(22,564)	—	—
Contract charges	(784,434)	(545,428)	(621,931)	(403,769)	(3,309)
Contract terminations:
Surrender benefits	(12,560,482)	(6,414,972)	(5,746,130)	(5,083,540)	(85,517)
Death benefits	(2,038,276)	(718,525)	(2,453,322)	(1,702,462)	(26,889)
Increase (decrease) from transactions	(15,020,373)	(11,107,944)	(10,219,583)	(8,621,140)	(153,485)
Net assets at beginning of year	189,530,018	125,937,810	90,527,071	78,613,670	1,685,775
Net assets at end of year	$140,345,227	$92,293,228	$65,320,950	$57,449,778	$1,231,122

Accumulation unit activity
Units outstanding at beginning of year	82,152,345	54,163,915	52,310,791	45,020,804	530,080
Units purchased	5,117,314	523,882	1,546,380	333,162	5,682
Units redeemed	(12,664,286)	(6,095,938)	(8,366,620)	(5,750,475)	(62,147)
Units outstanding at end of year	74,605,373	48,591,859	45,490,551	39,603,491	473,615

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(25,483)	$(276,064)	$(2,291,867)	$(1,340,880)	$(77,828)
Net realized gain (loss) on sales of investments	191,236	43,997	1,145,822	907,430	(629,382)
Distributions from capital gains	—	—	—	—	3,156,794
Net change in unrealized appreciation or depreciation of investments	(625,965)	(5,206,697)	(51,299,522)	(27,452,514)	(6,671,272)
Net increase (decrease) in net assets resulting from operations	(460,212)	(5,438,764)	(52,445,567)	(27,885,964)	(4,221,688)

Contract transactions
Contract purchase payments	35,316	439,463	3,513,083	4,839,987	100,830
Net transfers(1)	(96,750)	(1,736,187)	4,535,540	1,008,302	(93,240)
Transfers for policy loans	783	—	—	—	6,771
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,638)
Contract charges	(5,600)	(275,001)	(3,566,386)	(1,748,213)	(7,336)
Contract terminations:
Surrender benefits	(211,010)	(866,590)	(3,421,746)	(4,461,319)	(572,082)
Death benefits	(44,534)	(476,576)	(849,390)	(475,921)	(68,636)
Increase (decrease) from transactions	(321,795)	(2,914,891)	211,101	(837,164)	(635,331)
Net assets at beginning of year	3,393,353	30,735,465	268,290,783	150,642,654	12,517,077
Net assets at end of year	$2,611,346	$22,381,810	$216,056,317	$121,919,526	$7,660,058

Accumulation unit activity
Units outstanding at beginning of year	839,251	22,653,626	164,862,990	100,978,553	1,996,789
Units purchased	10,098	771,757	5,756,331	5,225,295	31,711
Units redeemed	(98,643)	(3,409,004)	(5,607,616)	(6,093,572)	(180,049)
Units outstanding at end of year	750,706	20,016,379	165,011,705	100,110,276	1,848,451

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	43

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$2,355	$29,957
Net realized gain (loss) on sales of investments	(265,805)	(25,543)
Distributions from capital gains	1,082,359	—
Net change in unrealized appreciation or depreciation of investments	(3,749,506)	(121,774)
Net increase (decrease) in net assets resulting from operations	(2,930,597)	(117,360)

Contract transactions
Contract purchase payments	103,626	10,752
Net transfers(1)	118,353	(120,540)
Transfers for policy loans	3,624	—
Adjustments to net assets allocated to contracts in payment period	(902)	—
Contract charges	(5,731)	(35)
Contract terminations:
Surrender benefits	(513,626)	(37,419)
Death benefits	(48,025)	—
Increase (decrease) from transactions	(342,681)	(147,242)
Net assets at beginning of year	8,546,627	829,632
Net assets at end of year	$5,273,349	$565,030

Accumulation unit activity
Units outstanding at beginning of year	2,201,367	651,144
Units purchased	91,484	11,508
Units redeemed	(239,887)	(143,415)
Units outstanding at end of year	2,052,964	519,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Sus Gbl Thematic, Cl B	Allspg VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$2,299	$(12,106)	$36,229	$(5,876)	$(6,459)
Net realized gain (loss) on sales of investments	36,709	160,915	25,996	59,590	73,523
Distributions from capital gains	—	—	—	78,448	228,206
Net change in unrealized appreciation or depreciation of investments	35,649	1,031,166	364,457	(7,290)	54,000
Net increase (decrease) in net assets resulting from operations	74,657	1,179,975	426,682	124,872	349,270

Contract transactions
Contract purchase payments	116,599	30,345	72,842	4,226	34,844
Net transfers(1)	(1,037)	6,509	17,320	22,222	(3,127)
Transfers for policy loans	—	1,987	9,294	—	12,273
Adjustments to net assets allocated to contracts in payment period	—	—	(975)	—	—
Contract charges	(292)	(2,538)	(6,031)	(732)	(1,587)
Contract terminations:
Surrender benefits	(263,151)	(439,665)	(427,366)	(107,860)	(147,070)
Death benefits	—	(113,402)	(49,505)	(2,486)	(63,467)
Increase (decrease) from contract transactions	(147,881)	(516,764)	(384,421)	(84,630)	(168,134)
Net assets at beginning of year	939,377	4,593,080	4,384,450	640,651	2,407,352
Net assets at end of year	$866,153	$5,256,291	$4,426,711	$680,893	$2,588,488

Accumulation unit activity
Units outstanding at beginning of year	701,794	1,648,132	2,729,445	211,542	740,635
Units purchased	86,010	25,327	129,533	11,395	21,570
Units redeemed	(188,212)	(185,157)	(281,614)	(36,869)	(69,862)
Units outstanding at end of year	599,592	1,488,302	2,577,364	186,068	692,343

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	45

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$2,028	$(27,633)	$(63,673)	$16,741	$(10,081)
Net realized gain (loss) on sales of investments	(126,920)	110,446	348,538	3,751	37,712
Distributions from capital gains	—	151,981	709,494	—	33,360
Net change in unrealized appreciation or depreciation of investments	203,221	405,491	(581,051)	485,988	27,674
Net increase (decrease) in net assets resulting from operations	78,329	640,285	413,308	506,480	88,665

Contract transactions
Contract purchase payments	7,508	112,529	531,623	290,362	6,687
Net transfers(1)	(40,105)	(81,319)	204,526	(81,168)	(172)
Transfers for policy loans	—	1,689	(2,731)	236	—
Adjustments to net assets allocated to contracts in payment period	(1,219)	(8,308)	—	—	(251)
Contract charges	(2,289)	(1,050)	(2,344)	(452)	(329)
Contract terminations:
Surrender benefits	(203,559)	(184,820)	(508,830)	(200,038)	(40,149)
Death benefits	(15,713)	(9,956)	(135,069)	(6,741)	(10,108)
Increase (decrease) from contract transactions	(255,377)	(171,235)	87,175	2,199	(44,322)
Net assets at beginning of year	1,319,448	2,786,133	5,980,830	1,277,015	1,155,151
Net assets at end of year	$1,142,400	$3,255,183	$6,481,313	$1,785,694	$1,199,494

Accumulation unit activity
Units outstanding at beginning of year	825,927	671,233	1,085,018	1,815,791	432,063
Units purchased	4,471	30,974	127,884	394,712	11,928
Units redeemed	(154,801)	(66,824)	(116,502)	(345,381)	(26,839)
Units outstanding at end of year	675,597	635,383	1,096,400	1,865,122	417,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$607	$(33,019)	$68,137	$(7,650)	$2,496
Net realized gain (loss) on sales of investments	153,498	261,159	492,750	33,668	71,772
Distributions from capital gains	—	234,614	—	1,101,181	22,613
Net change in unrealized appreciation or depreciation of investments	281,873	240,903	1,680,195	(872,977)	1,053
Net increase (decrease) in net assets resulting from operations	435,978	703,657	2,241,082	254,222	97,934

Contract transactions
Contract purchase payments	37,097	8,482	593,505	1,555,236	3,858
Net transfers(1)	(187,551)	437,775	(91,740)	1,222,767	(7,287)
Transfers for policy loans	203	236	6,616	(242)	953
Adjustments to net assets allocated to contracts in payment period	—	—	(2,280)	119,615	—
Contract charges	(975)	(3,013)	(4,004)	(1,147)	(528)
Contract terminations:
Surrender benefits	(269,303)	(512,622)	(726,387)	(184,670)	(212,988)
Death benefits	(11,759)	(7,378)	(170,864)	(20,601)	(44,739)
Increase (decrease) from contract transactions	(432,288)	(76,520)	(395,154)	2,690,958	(260,731)
Net assets at beginning of year	2,141,488	3,151,845	9,796,410	3,710,984	752,672
Net assets at end of year	$2,145,178	$3,778,982	$11,642,338	$6,656,164	$589,875

Accumulation unit activity
Units outstanding at beginning of year	751,572	612,944	3,381,445	2,193,358	318,110
Units purchased	15,014	80,766	194,822	1,603,734	1,918
Units redeemed	(141,386)	(91,138)	(310,767)	(128,076)	(102,352)
Units outstanding at end of year	625,200	602,572	3,265,500	3,669,016	217,676

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	47

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3
Operations
Investment income (loss) — net	$(534,645)	$(6,810)	$(55,972)	$(223,090)	$(215,979)
Net realized gain (loss) on sales of investments	1,784,868	(884)	252,315	1,677,014	1,472,586
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,845,957	171,897	822,167	4,051,724	3,596,758
Net increase (decrease) in net assets resulting from operations	6,096,180	164,203	1,018,510	5,505,648	4,853,365

Contract transactions
Contract purchase payments	2,310,184	50,681	371,767	116,227	203,993
Net transfers(1)	4,319,085	83,622	311,792	(301,831)	(399,114)
Transfers for policy loans	2,695	138	(1,244)	17,101	15,086
Adjustments to net assets allocated to contracts in payment period	(24,291)	—	—	(23,074)	(17,902)
Contract charges	(13,331)	(49)	(510)	(16,960)	(14,021)
Contract terminations:
Surrender benefits	(4,059,832)	(23,678)	(297,531)	(1,746,313)	(1,470,132)
Death benefits	(407,391)	—	(25,586)	(184,784)	(259,195)
Increase (decrease) from contract transactions	2,127,119	110,714	358,688	(2,139,634)	(1,941,285)
Net assets at beginning of year	43,556,947	478,838	4,179,723	18,579,878	20,364,758
Net assets at end of year	$51,780,246	$753,755	$5,556,921	$21,945,892	$23,276,838

Accumulation unit activity
Units outstanding at beginning of year	15,996,004	891,636	1,655,931	5,964,618	6,509,050
Units purchased	2,385,534	263,206	293,742	54,645	61,938
Units redeemed	(1,585,528)	(81,613)	(153,664)	(673,868)	(603,263)
Units outstanding at end of year	16,796,010	1,073,229	1,796,009	5,345,395	5,967,725

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$40,828	$(107)	$110,637	$(78,504)	$268,776
Net realized gain (loss) on sales of investments	(1,698)	388,583	(122,198)	19	19,073
Distributions from capital gains	—	298,069	—	816	—
Net change in unrealized appreciation or depreciation of investments	(88,376)	(1,320,882)	19,421	(18)	(36,226)
Net increase (decrease) in net assets resulting from operations	(49,246)	(634,337)	7,860	(77,687)	251,623

Contract transactions
Contract purchase payments	171,524	73,961	21,250	138,207	38,086
Net transfers(1)	38,431	345,385	148,980	(1,415,834)	31,958
Transfers for policy loans	—	6,403	3,289	11,099	3,675
Adjustments to net assets allocated to contracts in payment period	—	(2,850)	(79)	(782)	(4,179)
Contract charges	(205)	(8,136)	(7,166)	(7,335)	(3,180)
Contract terminations:
Surrender benefits	(38,702)	(908,022)	(464,070)	(1,287,301)	(463,249)
Death benefits	(10,079)	(108,151)	(126,874)	(369,253)	(107,892)
Increase (decrease) from contract transactions	160,969	(601,410)	(424,670)	(2,931,199)	(504,781)
Net assets at beginning of year	1,366,252	8,365,799	3,751,820	10,004,187	6,750,512
Net assets at end of year	$1,477,975	$7,130,052	$3,335,010	$6,995,301	$6,497,354

Accumulation unit activity
Units outstanding at beginning of year	1,171,398	2,264,940	2,296,360	9,565,581	2,231,438
Units purchased	208,191	163,627	143,050	197,786	76,691
Units redeemed	(66,543)	(290,752)	(396,937)	(3,073,046)	(237,447)
Units outstanding at end of year	1,313,046	2,137,815	2,042,473	6,690,321	2,070,682

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	49

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$469,852	$359,575	$(43,330)	$(632,652)	$16,012
Net realized gain (loss) on sales of investments	(69,323)	98,756	602,402	4,630,004	18,088
Distributions from capital gains	—	1,158,811	—	—	—
Net change in unrealized appreciation or depreciation of investments	(198,560)	(1,823,743)	647,077	10,937,756	(105,214)
Net increase (decrease) in net assets resulting from operations	201,969	(206,601)	1,206,149	14,935,108	(71,114)

Contract transactions
Contract purchase payments	39,668	109,177	25,279	4,344,539	546,462
Net transfers(1)	144,009	296,168	(69,581)	(800,675)	348,031
Transfers for policy loans	2,909	10,993	—	(124,433)	(8,574)
Adjustments to net assets allocated to contracts in payment period	(1,801)	(9,640)	—	—	—
Contract charges	(9,763)	(24,076)	(4,703)	(19,516)	(1,556)
Contract terminations:
Surrender benefits	(514,476)	(1,475,965)	(599,059)	(8,439,865)	(378,788)
Death benefits	(84,348)	(372,626)	(104,962)	(382,192)	(163,717)
Increase (decrease) from contract transactions	(423,802)	(1,465,969)	(753,026)	(5,422,142)	341,858
Net assets at beginning of year	5,912,112	17,000,631	4,786,731	57,309,529	3,536,953
Net assets at end of year	$5,690,279	$15,328,061	$5,239,854	$66,822,495	$3,807,697

Accumulation unit activity
Units outstanding at beginning of year	2,515,419	8,247,852	2,057,127	18,223,436	3,032,744
Units purchased	91,154	231,662	15,045	1,352,170	1,019,896
Units redeemed	(265,134)	(942,595)	(297,105)	(2,856,428)	(734,691)
Units outstanding at end of year	2,341,439	7,536,919	1,775,067	16,719,178	3,317,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$11,147	$4,056	$(8,454)	$(52,702)	$(18,806)
Net realized gain (loss) on sales of investments	7,420	95,274	100,015	326,073	188,176
Distributions from capital gains	64,831	77,998	—	—	—
Net change in unrealized appreciation or depreciation of investments	(148,944)	144,154	96,395	376,772	371,175
Net increase (decrease) in net assets resulting from operations	(65,546)	321,482	187,956	650,143	540,545

Contract transactions
Contract purchase payments	43,809	38,235	14,958	63,685	16,677
Net transfers(1)	(155,157)	(31,065)	114,124	(24,111)	(70,936)
Transfers for policy loans	636	4,764	109	3,105	1,833
Adjustments to net assets allocated to contracts in payment period	—	(4,186)	—	(2,608)	—
Contract charges	(496)	(1,744)	(619)	(1,348)	(1,432)
Contract terminations:
Surrender benefits	(14,402)	(314,856)	(133,553)	(264,896)	(156,671)
Death benefits	(7,369)	(33,123)	—	(27,687)	(22,372)
Increase (decrease) from contract transactions	(132,979)	(341,975)	(4,981)	(253,860)	(232,901)
Net assets at beginning of year	1,495,930	3,705,501	770,104	4,394,436	1,851,047
Net assets at end of year	$1,297,405	$3,685,008	$953,079	$4,790,719	$2,158,691

Accumulation unit activity
Units outstanding at beginning of year	1,060,303	2,054,014	272,688	1,254,067	635,304
Units purchased	40,351	51,697	48,595	26,552	8,366
Units redeemed	(137,887)	(234,014)	(50,044)	(98,992)	(75,330)
Units outstanding at end of year	962,767	1,871,697	271,239	1,181,627	568,340

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	51

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP Prin Blue Chip Gro, Cl 1
Operations
Investment income (loss) — net	$(13,416)	$36,092	$25,587	$(9,471)	$(65,013)
Net realized gain (loss) on sales of investments	116,702	14,780	(45,311)	(102,769)	658,690
Distributions from capital gains	—	55,521	—	83,793	—
Net change in unrealized appreciation or depreciation of investments	276,262	(172,828)	169,706	171,229	549,954
Net increase (decrease) in net assets resulting from operations	379,548	(66,435)	149,982	142,782	1,143,631

Contract transactions
Contract purchase payments	14,849	40,133	14,336	10,926	40,390
Net transfers(1)	20,036	157,554	19,758	304,490	(171,893)
Transfers for policy loans	776	(6,682)	228	(164)	(7,411)
Adjustments to net assets allocated to contracts in payment period	(400)	(2,480)	—	—	—
Contract charges	(854)	(2,356)	(462)	(12,725)	(6,913)
Contract terminations:
Surrender benefits	(116,824)	(294,943)	(53,165)	(582,027)	(655,756)
Death benefits	(15,229)	(33,161)	(5,561)	(76,279)	(48,043)
Increase (decrease) from contract transactions	(97,646)	(141,935)	(24,866)	(355,779)	(849,626)
Net assets at beginning of year	1,304,107	3,510,464	553,992	4,160,402	6,691,268
Net assets at end of year	$1,586,009	$3,302,094	$679,108	$3,947,405	$6,985,273

Accumulation unit activity
Units outstanding at beginning of year	413,266	2,429,002	1,174,179	2,490,602	2,908,560
Units purchased	24,451	272,899	106,718	193,913	20,178
Units redeemed	(44,179)	(366,891)	(147,062)	(398,611)	(343,439)
Units outstanding at end of year	393,538	2,335,010	1,133,835	2,285,904	2,585,299

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$(11,279)	$3,614	$5,335	$79,095	$(396,520)
Net realized gain (loss) on sales of investments	89,190	14,321	9,982	(9,518)	1,872,232
Distributions from capital gains	—	74,474	—	—	5,246,285
Net change in unrealized appreciation or depreciation of investments	219,950	(24,073)	73,769	37,437	2,629,882
Net increase (decrease) in net assets resulting from operations	297,861	68,336	89,086	107,014	9,351,879

Contract transactions
Contract purchase payments	12,590	33,738	175,017	25,388	5,180,225
Net transfers(1)	188,189	(3,184)	(17,910)	90,950	443,667
Transfers for policy loans	(1,709)	—	—	446	(9,457)
Adjustments to net assets allocated to contracts in payment period	(1,534)	—	—	(530)	(7,636)
Contract charges	(932)	(246)	(107)	(4,656)	(15,237)
Contract terminations:
Surrender benefits	(145,445)	(93,888)	(30,598)	(473,999)	(3,731,034)
Death benefits	—	—	—	(77,749)	(776,077)
Increase (decrease) from contract transactions	51,159	(63,580)	126,402	(440,150)	1,084,451
Net assets at beginning of year	940,452	723,979	711,121	4,160,485	35,393,542
Net assets at end of year	$1,289,472	$728,735	$926,609	$3,827,349	$45,829,872

Accumulation unit activity
Units outstanding at beginning of year	283,547	492,890	651,140	2,828,511	10,295,641
Units purchased	56,260	23,477	176,357	112,159	1,563,688
Units redeemed	(40,871)	(62,038)	(63,262)	(401,737)	(1,268,817)
Units outstanding at end of year	298,936	454,329	764,235	2,538,933	10,590,512

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	53

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$90,908	$(155,331)	$(17,169)	$126,231	$586
Net realized gain (loss) on sales of investments	426,804	1,082,065	95,969	69,464	(11,097)
Distributions from capital gains	334,668	4,321,238	223,259	137,670	63,886
Net change in unrealized appreciation or depreciation of investments	722,279	277,823	194,944	(143,107)	581,674
Net increase (decrease) in net assets resulting from operations	1,574,659	5,525,795	497,003	190,258	635,049

Contract transactions
Contract purchase payments	41,410	2,033,064	35,004	1,567,069	39,477
Net transfers(1)	(269,618)	(270,052)	(35,787)	251,381	(101,717)
Transfers for policy loans	(2,198)	7,087	(2,185)	(5,431)	438
Adjustments to net assets allocated to contracts in payment period	108,570	(2,189)	(301)	—	(960)
Contract charges	(4,220)	(14,980)	(1,267)	(2,053)	(2,190)
Contract terminations:
Surrender benefits	(746,096)	(2,371,223)	(158,268)	(1,141,109)	(394,141)
Death benefits	(192,077)	(479,404)	(30,478)	(76,721)	(33,325)
Increase (decrease) from contract transactions	(1,064,229)	(1,097,697)	(193,282)	593,136	(492,418)
Net assets at beginning of year	6,738,796	23,375,312	2,804,750	8,189,305	2,684,757
Net assets at end of year	$7,249,226	$27,803,410	$3,108,471	$8,972,699	$2,827,388

Accumulation unit activity
Units outstanding at beginning of year	2,106,352	5,567,931	1,199,971	6,614,339	1,214,074
Units purchased	11,155	489,448	21,924	1,537,928	16,630
Units redeemed	(330,181)	(731,767)	(104,778)	(1,081,547)	(223,345)
Units outstanding at end of year	1,787,326	5,325,612	1,117,117	7,070,720	1,007,359

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$139,755	$184,229	$1,467	$(29,778)	$2,867
Net realized gain (loss) on sales of investments	19,565	72,932	145,433	286,514	5,210
Distributions from capital gains	—	—	231,917	984,543	—
Net change in unrealized appreciation or depreciation of investments	394,694	1,317,471	1,458,743	631,072	11,583
Net increase (decrease) in net assets resulting from operations	554,014	1,574,632	1,837,560	1,872,351	19,660

Contract transactions
Contract purchase payments	343,847	609,989	378,721	40,093	179,947
Net transfers(1)	148,049	(258,281)	(112,384)	(162,390)	(28,908)
Transfers for policy loans	—	(331)	675	3,753	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,348)	—
Contract charges	(712)	(3,891)	(3,423)	(5,868)	(42)
Contract terminations:
Surrender benefits	(209,588)	(663,675)	(1,056,832)	(500,007)	(17,670)
Death benefits	(23,319)	(198,442)	(173,783)	(529,836)	(3,629)
Increase (decrease) from contract transactions	258,277	(514,631)	(967,026)	(1,157,603)	129,698
Net assets at beginning of year	3,434,831	8,928,505	7,785,682	6,943,041	519,958
Net assets at end of year	$4,247,122	$9,988,506	$8,656,216	$7,657,789	$669,316

Accumulation unit activity
Units outstanding at beginning of year	2,551,709	4,290,496	2,156,175	1,277,109	532,164
Units purchased	350,113	311,374	128,066	6,746	196,246
Units redeemed	(168,065)	(549,988)	(352,231)	(199,438)	(67,248)
Units outstanding at end of year	2,733,757	4,051,882	1,932,010	1,084,417	661,162

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	55

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Dis Mid Cap Gro, Ser I
Operations
Investment income (loss) — net	$(6,011)	$(22,013)	$25,235	$32,664	$(7,811)
Net realized gain (loss) on sales of investments	290,719	173,238	1,782	228,575	27,462
Distributions from capital gains	1,046,320	288,813	42,875	—	103,197
Net change in unrealized appreciation or depreciation of investments	(166,515)	(188,093)	32,618	1,088,792	36,919
Net increase (decrease) in net assets resulting from operations	1,164,513	251,945	102,510	1,350,031	159,767

Contract transactions
Contract purchase payments	30,726	617	27,908	36,227	9,290
Net transfers(1)	(92,219)	28,912	(7,053)	(464,576)	(5,726)
Transfers for policy loans	—	2,650	—	853	(1,866)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(7,216)	(6,964)	(162)	(11,949)	(396)
Contract terminations:
Surrender benefits	(527,243)	(292,159)	(32,675)	(367,290)	(20,099)
Death benefits	(89,220)	(29,411)	—	(111,528)	(12,253)
Increase (decrease) from contract transactions	(685,172)	(296,355)	(11,982)	(918,263)	(31,050)
Net assets at beginning of year	4,304,679	2,390,767	1,261,034	4,569,641	877,679
Net assets at end of year	$4,784,020	$2,346,357	$1,351,562	$5,001,409	$1,006,396

Accumulation unit activity
Units outstanding at beginning of year	1,422,169	694,601	950,458	1,919,127	582,198
Units purchased	17,196	10,334	53,968	13,172	6,343
Units redeemed	(203,340)	(89,063)	(61,451)	(340,839)	(23,449)
Units outstanding at end of year	1,236,025	615,872	942,975	1,591,460	565,092

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Hlth, Ser II
Operations
Investment income (loss) — net	$8,756	$4,103	$(96,204)	$295,219	$(14,803)
Net realized gain (loss) on sales of investments	14,857	81,966	377,338	(109,964)	79,077
Distributions from capital gains	2,806	193,076	497,765	—	171,594
Net change in unrealized appreciation or depreciation of investments	90,621	(148,024)	441,040	(605,461)	(71,416)
Net increase (decrease) in net assets resulting from operations	117,040	131,121	1,219,939	(420,206)	164,452

Contract transactions
Contract purchase payments	2,609	36,987	508,088	192,593	25,263
Net transfers(1)	(12,451)	22,348	(19,774)	89,068	45,392
Transfers for policy loans	708	1,686	10,158	8,731	961
Adjustments to net assets allocated to contracts in payment period	—	(5,770)	—	(813)	(4,256)
Contract charges	(197)	(2,400)	(1,513)	(13,095)	(805)
Contract terminations:
Surrender benefits	(24,251)	(214,920)	(699,146)	(822,796)	(214,759)
Death benefits	(8,550)	(42,175)	(120,859)	(128,991)	(12,116)
Increase (decrease) from contract transactions	(42,132)	(204,244)	(323,046)	(675,303)	(160,320)
Net assets at beginning of year	675,959	2,856,936	8,832,962	9,533,655	1,594,615
Net assets at end of year	$750,867	$2,783,813	$9,729,855	$8,438,146	$1,598,747

Accumulation unit activity
Units outstanding at beginning of year	310,167	1,261,250	2,646,270	5,726,839	478,697
Units purchased	1,367	33,681	174,480	214,901	30,283
Units redeemed	(18,926)	(118,815)	(270,696)	(627,699)	(75,170)
Units outstanding at end of year	292,608	1,176,116	2,550,054	5,314,041	433,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	57

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$(49,391)	$(14,446)	$(62,476)	$10,510	$(10,945)
Net realized gain (loss) on sales of investments	189,398	132,314	153,175	3,108	56,785
Distributions from capital gains	371,235	153,653	89,208	38,944	211,101
Net change in unrealized appreciation or depreciation of investments	554,537	(59,950)	1,596,726	(83,282)	(13,158)
Net increase (decrease) in net assets resulting from operations	1,065,779	211,571	1,776,633	(30,720)	243,783

Contract transactions
Contract purchase payments	217,207	6,036	1,530,094	296,313	10,901
Net transfers(1)	(130,014)	(1,386)	2,545,604	237,387	(22,897)
Transfers for policy loans	(3,182)	2,982	195	123	(230)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,146)	(2,069)	(2,313)	(286)	(167)
Contract terminations:
Surrender benefits	(272,364)	(206,075)	(581,357)	(133,068)	(45,667)
Death benefits	(36,092)	(17,889)	(88,000)	—	(8,919)
Increase (decrease) from contract transactions	(225,591)	(218,401)	3,404,223	400,469	(66,979)
Net assets at beginning of year	5,132,231	1,610,196	9,147,504	1,419,741	1,470,217
Net assets at end of year	$5,972,419	$1,603,366	$14,328,360	$1,789,490	$1,647,021

Accumulation unit activity
Units outstanding at beginning of year	1,529,673	463,098	6,793,844	1,182,238	455,135
Units purchased	65,569	6,805	2,902,797	455,563	3,884
Units redeemed	(124,915)	(62,559)	(477,461)	(115,645)	(23,403)
Units outstanding at end of year	1,470,327	407,344	9,219,180	1,522,156	435,616

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$1,989	$(35,147)	$19,107	$(36,756)	$(20,213)
Net realized gain (loss) on sales of investments	18,170	217,824	2,686	185,114	115,694
Distributions from capital gains	—	189,409	—	555,949	438,207
Net change in unrealized appreciation or depreciation of investments	109,308	248,808	93,489	220,263	(493,668)
Net increase (decrease) in net assets resulting from operations	129,467	620,894	115,282	924,570	40,020

Contract transactions
Contract purchase payments	13,028	102,929	23,530	30,576	16,920
Net transfers(1)	19,154	16,423	114,585	(197,212)	18,825
Transfers for policy loans	1,627	613	—	5,261	691
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(302)	(4,385)	(90)	(2,477)	(1,019)
Contract terminations:
Surrender benefits	(101,582)	(297,644)	(9,292)	(307,357)	(319,474)
Death benefits	(21,444)	(68,627)	—	(50,981)	(23,051)
Increase (decrease) from contract transactions	(89,519)	(250,691)	128,733	(522,190)	(307,108)
Net assets at beginning of year	1,070,555	3,345,378	980,265	3,975,507	2,478,218
Net assets at end of year	$1,110,503	$3,715,581	$1,224,280	$4,377,887	$2,211,130

Accumulation unit activity
Units outstanding at beginning of year	559,013	992,720	671,225	1,830,105	555,486
Units purchased	17,236	51,769	94,030	18,235	10,250
Units redeemed	(61,898)	(116,404)	(7,225)	(229,326)	(74,876)
Units outstanding at end of year	514,351	928,085	758,030	1,619,014	490,860

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	59

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	MFS Utilities, Serv Cl	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Intl Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$29,581	$(64,178)	$11,509	$(4,686)	$(976)
Net realized gain (loss) on sales of investments	229,218	175,573	9,507	29,049	1,865
Distributions from capital gains	184,570	2,720,086	—	11,432	7,753
Net change in unrealized appreciation or depreciation of investments	190,635	(3,678,807)	140,622	55,129	10,968
Net increase (decrease) in net assets resulting from operations	634,004	(847,326)	161,638	90,924	19,610

Contract transactions
Contract purchase payments	890,164	1,016,594	10,497	11,931	3,131
Net transfers(1)	(391,250)	587,820	(86,191)	36,738	291
Transfers for policy loans	440	(2,980)	389	125	—
Adjustments to net assets allocated to contracts in payment period	(766)	—	—	—	—
Contract charges	(2,111)	(2,376)	(954)	(1,126)	(13)
Contract terminations:
Surrender benefits	(448,714)	(442,719)	(75,967)	(68,939)	(2,758)
Death benefits	(164,540)	(65,147)	(24,747)	(5,397)	(3,559)
Increase (decrease) from contract transactions	(116,777)	1,091,192	(176,973)	(26,668)	(2,908)
Net assets at beginning of year	5,224,526	5,636,310	779,870	720,539	114,521
Net assets at end of year	$5,741,753	$5,880,176	$764,535	$784,795	$131,223

Accumulation unit activity
Units outstanding at beginning of year	1,419,734	700,426	578,601	458,969	104,366
Units purchased	211,989	206,250	7,173	35,320	3,566
Units redeemed	(273,263)	(71,881)	(123,986)	(51,023)	(5,271)
Units outstanding at end of year	1,358,460	834,795	461,788	443,266	102,661

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$396,442	$4,620	$40,454	$2,843	$2,086
Net realized gain (loss) on sales of investments	39,792	387	(2,793)	21,720	5,919
Distributions from capital gains	—	38,408	259,985	99,100	21,217
Net change in unrealized appreciation or depreciation of investments	115,365	(4,728)	(437,244)	90,542	14,971
Net increase (decrease) in net assets resulting from operations	551,599	38,687	(139,598)	214,205	44,193

Contract transactions
Contract purchase payments	46,772	46,250	963,199	3,283	5,321
Net transfers(1)	103,477	21,619	426,092	(14,289)	3,882
Transfers for policy loans	551	—	281	1,390	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(333)
Contract charges	(4,878)	(85)	(701)	(1,165)	(310)
Contract terminations:
Surrender benefits	(286,068)	(3,511)	(283,871)	(86,156)	(15,098)
Death benefits	(68,866)	—	(61,563)	(1,437)	(5,460)
Increase (decrease) from contract transactions	(209,012)	64,273	1,043,437	(98,374)	(11,998)
Net assets at beginning of year	3,803,593	318,696	5,772,301	1,214,834	560,038
Net assets at end of year	$4,146,180	$421,656	$6,676,140	$1,330,665	$592,233

Accumulation unit activity
Units outstanding at beginning of year	2,151,655	228,905	4,922,380	313,495	269,784
Units purchased	104,071	46,100	1,269,740	1,139	3,992
Units redeemed	(214,171)	(2,700)	(355,108)	(23,379)	(9,444)
Units outstanding at end of year	2,041,555	272,305	5,837,012	291,255	264,332

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	61

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Put VT Sus Leaders, Cl IB	Temp Global Bond, Cl 2	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(7,942)	$(16,535)	$115,742	$(433,606)	$(435,089)
Net realized gain (loss) on sales of investments	91,460	(50,905)	30,673	3,589,109	2,369,829
Distributions from capital gains	105,043	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	36,057	(30,255)	(332,832)	2,668,089	4,372,146
Net increase (decrease) in net assets resulting from operations	224,618	(97,695)	(186,417)	5,823,592	6,306,886

Contract transactions
Contract purchase payments	5,559	129,111	200,356	2,707,265	755,448
Net transfers(1)	(136,849)	52,954	(60,968)	(1,953,991)	(753,837)
Transfers for policy loans	(4,993)	—	—	38,765	39,492
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(433)	(142)	(105)	(153,558)	(242,193)
Contract terminations:
Surrender benefits	(56,341)	(114,497)	(46,419)	(2,236,923)	(2,796,347)
Death benefits	(21,365)	—	(20,267)	(1,579,081)	(47,149)
Increase (decrease) from contract transactions	(214,422)	67,426	72,597	(3,177,523)	(3,044,586)
Net assets at beginning of year	1,101,483	1,593,091	1,120,609	41,513,884	44,452,560
Net assets at end of year	$1,111,679	$1,562,822	$1,006,789	$44,159,953	$47,714,860

Accumulation unit activity
Units outstanding at beginning of year	256,768	1,739,491	824,467	18,239,359	19,366,427
Units purchased	3,323	270,352	178,705	1,156,210	314,313
Units redeemed	(48,379)	(193,262)	(132,816)	(2,441,005)	(1,558,758)
Units outstanding at end of year	211,712	1,816,581	870,356	16,954,564	18,121,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$(363,159)	$(269,521)	$(103,908)	$(297,118)	$(484,820)
Net realized gain (loss) on sales of investments	1,881,424	1,955,458	138,269	240,280	2,521,749
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(920,076)	(1,219,673)	910,704	3,363,584	(1,362,108)
Net increase (decrease) in net assets resulting from operations	598,189	466,264	945,065	3,306,746	674,821

Contract transactions
Contract purchase payments	1,406,818	26,294	801,372	2,728,613	411,002
Net transfers(1)	270,845	557,530	(27,469)	11,437,518	(6,654,732)
Transfers for policy loans	(32,074)	3,930	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(247,846)	(159,447)	(137,374)	(348,835)	(565,582)
Contract terminations:
Surrender benefits	(5,832,531)	(3,224,770)	(103,450)	(958,963)	(2,772,406)
Death benefits	(302,731)	(1,723,143)	(315,857)	(101,863)	(983,839)
Increase (decrease) from contract transactions	(4,737,519)	(4,519,606)	217,222	12,756,470	(10,565,557)
Net assets at beginning of year	36,941,423	29,428,690	9,714,790	20,145,728	52,929,799
Net assets at end of year	$32,802,093	$25,375,348	$10,877,077	$36,208,944	$43,039,063

Accumulation unit activity
Units outstanding at beginning of year	25,322,732	20,060,624	8,160,724	15,892,311	41,732,091
Units purchased	1,879,537	883,569	699,313	10,575,643	677,129
Units redeemed	(5,085,208)	(3,960,752)	(524,763)	(1,031,953)	(8,993,592)
Units outstanding at end of year	22,117,061	16,983,441	8,335,274	25,436,001	33,415,628

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	63

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$(1,164,023)	$(6,935,015)	$(11,098,138)	$(5,100,607)	$(4,235,022)
Net realized gain (loss) on sales of investments	3,289,152	18,257,865	29,111,157	22,368,753	33,789,558
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,741,408	58,993,517	60,486,260	20,334,966	5,226,338
Net increase (decrease) in net assets resulting from operations	4,866,537	70,316,367	78,499,279	37,603,112	34,780,874

Contract transactions
Contract purchase payments	2,031,503	32,990,550	32,781,873	23,516,602	894,667
Net transfers(1)	5,833,017	10,986,826	3,141,963	13,174,844	2,113,685
Transfers for policy loans	—	14,638	12,569	25,658	49,327
Adjustments to net assets allocated to contracts in payment period	—	—	—	(34,564)	—
Contract charges	(1,189,309)	(7,899,147)	(12,499,741)	(3,804,557)	(2,983,963)
Contract terminations:
Surrender benefits	(4,781,428)	(38,586,088)	(59,105,233)	(43,474,230)	(49,003,793)
Death benefits	(2,570,694)	(4,707,477)	(7,226,843)	(6,850,851)	(8,786,337)
Increase (decrease) from contract transactions	(676,911)	(7,200,698)	(42,895,412)	(17,447,098)	(57,716,414)
Net assets at beginning of year	106,709,784	650,069,417	1,053,890,780	482,331,165	455,608,912
Net assets at end of year	$110,899,410	$713,185,086	$1,089,494,647	$502,487,179	$432,673,372

Accumulation unit activity
Units outstanding at beginning of year	78,589,162	421,537,553	690,901,545	257,625,746	241,281,726
Units purchased	6,810,292	27,613,954	23,243,966	18,751,986	1,942,442
Units redeemed	(7,169,325)	(32,191,438)	(50,607,948)	(27,605,791)	(31,109,967)
Units outstanding at end of year	78,230,129	416,960,069	663,537,563	248,771,941	212,114,201

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$(1,912,678)	$(1,226,904)	$(963,722)	$(803,015)	$(15,421)
Net realized gain (loss) on sales of investments	17,430,107	13,016,046	4,567,613	5,299,533	226,883
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,722,567	2,228,731	734,406	(626,125)	194,707
Net increase (decrease) in net assets resulting from operations	20,239,996	14,017,873	4,338,297	3,870,393	406,169

Contract transactions
Contract purchase payments	12,572,250	1,068,060	3,473,081	174,949	8,969
Net transfers(1)	(7,844,275)	(6,171,637)	(2,162,945)	(716,153)	(157,382)
Transfers for policy loans	(156,033)	(3,643)	(46,273)	5,161	570
Adjustments to net assets allocated to contracts in payment period	(48,172)	—	(26,341)	—	—
Contract charges	(1,098,438)	(651,202)	(638,162)	(483,068)	(4,111)
Contract terminations:
Surrender benefits	(23,275,320)	(13,177,920)	(8,442,747)	(8,372,314)	(142,763)
Death benefits	(1,032,775)	(1,303,468)	(1,517,193)	(1,901,426)	(18,353)
Increase (decrease) from contract transactions	(20,882,763)	(20,239,810)	(9,360,580)	(11,292,851)	(313,070)
Net assets at beginning of year	190,172,785	132,159,747	95,549,354	86,036,128	1,592,676
Net assets at end of year	$189,530,018	$125,937,810	$90,527,071	$78,613,670	$1,685,775

Accumulation unit activity
Units outstanding at beginning of year	91,523,777	63,209,515	57,729,595	51,623,501	640,341
Units purchased	5,747,911	567,212	2,564,369	332,853	3,316
Units redeemed	(15,119,343)	(9,612,812)	(7,983,173)	(6,935,550)	(113,577)
Units outstanding at end of year	82,152,345	54,163,915	52,310,791	45,020,804	530,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2	Wanger Acorn
Operations
Investment income (loss) — net	$(31,274)	$(324,840)	$(2,427,011)	$(1,442,732)	$(19,299)
Net realized gain (loss) on sales of investments	517,053	1,123,054	3,507,547	2,892,827	84,162
Distributions from capital gains	—	—	—	—	432,037
Net change in unrealized appreciation or depreciation of investments	258,170	939,327	31,136,329	12,263,708	567,744
Net increase (decrease) in net assets resulting from operations	743,949	1,737,541	32,216,865	13,713,803	1,064,644

Contract transactions
Contract purchase payments	33,296	1,356,982	34,276,422	15,918,315	78,050
Net transfers(1)	(368,761)	(6,486,993)	(1,906,561)	(2,163,377)	(101,341)
Transfers for policy loans	2,086	—	—	—	6,348
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,345)
Contract charges	(7,221)	(284,769)	(2,908,613)	(1,535,867)	(10,282)
Contract terminations:
Surrender benefits	(435,006)	(320,618)	(6,514,372)	(3,944,666)	(1,646,860)
Death benefits	(57,611)	(144,482)	(1,135,497)	(309,586)	(111,494)
Increase (decrease) from contract transactions	(833,217)	(5,879,880)	21,811,379	7,964,819	(1,787,924)
Net assets at beginning of year	3,482,621	34,877,804	214,262,539	128,964,032	13,240,357
Net assets at end of year	$3,393,353	$30,735,465	$268,290,783	$150,642,654	$12,517,077

Accumulation unit activity
Units outstanding at beginning of year	1,062,247	27,322,076	150,581,819	95,375,989	2,291,202
Units purchased	9,723	1,570,011	22,977,261	12,755,290	31,119
Units redeemed	(232,719)	(6,238,461)	(8,696,090)	(7,152,726)	(325,532)
Units outstanding at end of year	839,251	22,653,626	164,862,990	100,978,553	1,996,789

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended December 31, 2021 (continued)	Wanger Intl	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(28,257)	$25,529
Net realized gain (loss) on sales of investments	156,008	1,119
Distributions from capital gains	128,151	—
Net change in unrealized appreciation or depreciation of investments	1,122,372	(27,800)
Net increase (decrease) in net assets resulting from operations	1,378,274	(1,152)

Contract transactions
Contract purchase payments	85,762	116,984
Net transfers(1)	(25,317)	67,086
Transfers for policy loans	5,740	—
Adjustments to net assets allocated to contracts in payment period	(1,249)	—
Contract charges	(7,788)	(24)
Contract terminations:
Surrender benefits	(867,033)	(37,741)
Death benefits	(82,126)	—
Increase (decrease) from contract transactions	(892,011)	146,305
Net assets at beginning of year	8,060,364	684,479
Net assets at end of year	$8,546,627	$829,632

Accumulation unit activity
Units outstanding at beginning of year	2,449,678	537,870
Units purchased	59,658	156,743
Units redeemed	(307,969)	(43,469)
Units outstanding at end of year	2,201,367	651,144

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	67

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage) and RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2022, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (renamed to AB VPS Relative Value Portfolio (Class B) effective sometime during the second quarter of 2023)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Sus Gbl Thematic, Cl B	AB VPS Sustainable Global Thematic Portfolio (Class B) (previously AB VPS Global Thematic Growth Portfolio (Class B))
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3))
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (previously CTIVP® – Loomis Sayles Growth Fund (Class 1))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares (previously Invesco V.I. International Growth Fund, Series II Shares)
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	69

Division	Fund
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
Wanger Acorn	Wanger Acorn (previously Wanger USA)
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2022.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2022 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$727,566
AB VPS Gro & Inc, Cl B	1,057,065
AB VPS Intl Val, Cl B	285,679
AB VPS Sus Gbl Thematic, Cl B	75,456
Allspg VT Index Asset Alloc, Cl 2	331,610
Allspg VT Intl Eq, Cl 2	90,525
Allspg VT Opp, Cl 2	508,657
Allspg VT Sm Cap Gro, Cl 2	1,411,708
ALPS Alerian Engy Infr, Class III	312,949
AC VP Intl, Cl II	157,974
AC VP Mid Cap Val, Cl II	609,808
AC VP Ultra, Cl II	657,945
AC VP Val, Cl II	3,644,601
BlackRock Global Alloc, Cl III	655,655
Calvert VP SRI Bal, Cl I	651,193
Col VP Bal, Cl 3	4,624,969
Col VP Commodity Strategy, Cl 2	349,148

Division	Purchases
Col VP Contrarian Core, Cl 2	$322,524
Col VP Disciplined Core, Cl 3	208,791
Col VP Divd Opp, Cl 3	371,319
Col VP Emerg Mkts Bond, Cl 2	183,345
Col VP Emer Mkts, Cl 3	1,895,454
Col VP Global Strategic Inc, Cl 3	151,978
Col VP Govt Money Mkt, Cl 3	3,675,903
Col VP Hi Yield Bond, Cl 3	473,496
Col VP Inc Opp, Cl 3	460,349
Col VP Inter Bond, Cl 3	989,615
Col VP Lg Cap Gro, Cl 3	337,774
Col VP Lg Cap Index, Cl 3	4,450,509
Col VP Limited Duration Cr, Cl 2	963,901
Col VP Long Govt/Cr Bond, Cl 2	535,964
Col VP Overseas Core, Cl 3	348,615
Col VP Select Lg Cap Val, Cl 3	116,818
Col VP Select Mid Cap Gro, Cl 3	126,407

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	71

Division	Purchases
Col VP Select Mid Cap Val, Cl 3	$30,497
Col VP Select Sm Cap Val, Cl 3	191,344
Col VP US Govt Mtge, Cl 3	71,715
CS Commodity Return	153,342
CTIVP BR Gl Infl Prot Sec, Cl 3	270,453
CTIVP Prin Blue Chip Gro, Cl 1	154,115
CTIVP Vty Sycamore Estb Val, Cl 3	68,969
Del Ivy VIP Asset Strategy, Cl II	68,328
DWS Alt Asset Alloc VIP, Cl B	150,472
EV VT Floating-Rate Inc, Init Cl	1,304,991
Fid VIP Contrafund, Serv Cl 2	6,036,561
Fid VIP Gro & Inc, Serv Cl 2	475,372
Fid VIP Mid Cap, Serv Cl 2	3,348,085
Fid VIP Overseas, Serv Cl 2	154,652
Fid VIP Strategic Inc, Serv Cl 2	2,152,896
Frank Global Real Est, Cl 2	299,938
Frank Inc, Cl 2	1,112,802
Frank Mutual Shares, Cl 2	1,288,059
Frank Sm Cap Val, Cl 2	1,868,093
GS VIT Mid Cap Val, Inst	1,042,132
GS VIT Multi-Strategy Alt, Advisor	66,167
GS VIT U.S. Eq Insights, Inst	83,935
Invesco VI Am Fran, Ser II	609,292
Invesco VI Bal Risk Alloc, Ser II	327,396
Invesco VI Comstock, Ser II	396,646
Invesco VI Dis Mid Cap Gro, Ser I	200,391
Invesco VI Div Divd, Ser I	131,608
Invesco VI EQV Intl Eq, Ser II	316,715
Invesco VI Global, Ser II	2,195,951
Invesco VI Gbl Strat Inc, Ser II	144,667
Invesco VI Hlth, Ser II	457,277
Invesco VI Mn St Sm Cap, Ser II	1,065,789
Invesco VI Tech, Ser I	465,080
Janus Henderson VIT Bal, Serv	2,757,031
Janus Henderson VIT Flex Bd, Serv	350,632
Janus Hend VIT Gbl Tech Innov, Srv	246,512
Janus Henderson VIT Overseas, Serv	91,951
Janus Henderson VIT Res, Serv	774,395
Lazard Ret Global Dyn MA, Serv	126,757

Division	Purchases
MFS Mass Inv Gro Stock, Serv Cl	$551,299
MFS New Dis, Serv Cl	595,190
MFS Utilities, Serv Cl	1,545,153
MS VIF Dis, Cl II	2,723,924
MS VIF Global Real Est, Cl II	92,239
NB AMT Intl Eq, Cl S	302,431
NB AMT US Eq Index PW Strat, Cl S	73,165
PIMCO VIT All Asset, Advisor Cl	863,973
PIMCO VIT Glb Man As Alloc, Adv Cl	109,295
PIMCO VIT Tot Return, Advisor Cl	1,316,487
Put VT Global Hlth Care, Cl IB	208,062
Put VT Intl Eq, Cl IB	70,083
Put VT Sus Leaders, Cl IB	159,998
Temp Global Bond, Cl 2	77,920
VanEck VIP Global Gold, Cl S	187,458
VP Aggr, Cl 2	3,333,505
VP Aggr, Cl 4	656,498
VP Conserv, Cl 2	5,051,946
VP Conserv, Cl 4	3,537,728
VP Man Risk, Cl 2	289,480
VP Man Risk US, Cl 2	1,991,613
VP Man Vol Conserv, Cl 2	12,106,882
VP Man Vol Conserv Gro, Cl 2	2,825,622
VP Man Vol Gro, Cl 2	8,734,817
VP Man Vol Mod Gro, Cl 2	7,137,554
VP Mod, Cl 2	24,580,434
VP Mod, Cl 4	6,525,099
VP Mod Aggr, Cl 2	11,173,613
VP Mod Aggr, Cl 4	3,095,275
VP Mod Conserv, Cl 2	4,105,779
VP Mod Conserv, Cl 4	822,174
VP Ptnrs Core Eq, Cl 3	24,302
VP Ptnrs Sm Cap Val, Cl 3	31,234
VP US Flex Conserv Gro, Cl 2	2,357,422
VP US Flex Gro, Cl 2	8,452,170
VP US Flex Mod Gro, Cl 2	8,490,372
Wanger Acorn	3,490,722
Wanger Intl	1,673,052
WA Var Global Hi Yd Bond, Cl II	60,045

8.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2022	984	$1.23	to	$1.09	$1,151	2.32%	0.55%	to	1.85%	(19.12%)	to	(20.16%)
2021	600	$1.52	to	$1.36	$866	1.41%	0.55%	to	1.85%	8.68%	to	7.27%
2020	702	$1.40	to	$1.27	$939	1.49%	0.55%	to	1.85%	4.29%	to	2.93%
2019	746	$1.34	to	$1.23	$964	1.90%	0.55%	to	1.85%	14.61%	to	13.13%
2018	637	$1.17	to	$1.09	$724	1.61%	0.55%	to	1.85%	(7.85%)	to	(9.05%)
AB VPS Gro & Inc, Cl B
2022	1,407	$3.45	to	$1.00	$4,689	1.10%	0.55%	to	1.55%	(4.94%)	to	(0.06	%)(7)
2021	1,488	$3.62	to	$2.96	$5,256	0.64%	0.55%	to	1.45%	27.14%	to	26.00%
2020	1,648	$2.85	to	$2.35	$4,593	1.34%	0.55%	to	1.45%	1.91%	to	1.00%
2019	1,715	$2.80	to	$2.32	$4,720	1.03%	0.55%	to	1.45%	22.93%	to	21.83%
2018	1,984	$2.28	to	$1.91	$4,450	0.74%	0.55%	to	1.45%	(6.37%)	to	(7.21%)

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Intl Val, Cl B
2022	2,385	$1.23	to	$0.79	$3,528	4.15%	0.55%	to	1.45%	(14.27%)	to	(15.04%)
2021	2,577	$1.43	to	$0.93	$4,427	1.66%	0.55%	to	1.45%	10.25%	to	9.26%
2020	2,729	$1.30	to	$0.85	$4,384	1.52%	0.55%	to	1.45%	1.65%	to	0.74%
2019	2,982	$1.28	to	$0.85	$4,712	0.80%	0.55%	to	1.45%	16.15%	to	15.11%
2018	3,300	$1.10	to	$0.74	$4,475	1.06%	0.55%	to	1.45%	(23.40%)	to	(24.09%)
AB VPS Sus Gbl Thematic, Cl B
2022	168	$2.69	to	$0.94	$442	—	0.55%	to	1.55%	(27.57%)	to	(6.14	%)(7)
2021	186	$3.71	to	$3.50	$681	—	0.55%	to	1.45%	21.90%	to	20.81%
2020	212	$3.05	to	$2.90	$641	0.45%	0.55%	to	1.45%	38.31%	to	37.08%
2019	269	$2.20	to	$2.11	$594	0.17%	0.55%	to	1.45%	29.07%	to	27.91%
2018	304	$1.71	to	$1.65	$522	—	0.55%	to	1.45%	(10.48%)	to	(11.29%)
Allspg VT Index Asset Alloc, Cl 2
2022	642	$3.08	to	$3.21	$1,978	0.63%	0.75%	to	1.20%	(17.64%)	to	(18.01%)
2021	692	$3.74	to	$3.91	$2,588	0.58%	0.75%	to	1.20%	15.13%	to	14.61%
2020	741	$3.25	to	$3.41	$2,407	0.83%	0.75%	to	1.20%	15.72%	to	15.20%
2019	802	$2.81	to	$2.96	$2,251	1.10%	0.75%	to	1.20%	19.26%	to	18.72%
2018	824	$2.35	to	$2.50	$1,939	0.99%	0.75%	to	1.20%	(3.63%)	to	(4.07%)
Allspg VT Intl Eq, Cl 2
2022	627	$1.69	to	$1.15	$925	3.68%	0.55%	to	1.45%	(12.37%)	to	(13.15%)
2021	676	$1.93	to	$1.32	$1,142	1.05%	0.55%	to	1.45%	6.29%	to	5.33%
2020	826	$1.81	to	$1.25	$1,319	2.51%	0.55%	to	1.45%	4.36%	to	3.42%
2019	1,060	$1.74	to	$1.21	$1,592	3.66%	0.55%	to	1.45%	14.86%	to	13.82%
2018	1,236	$1.51	to	$1.07	$1,625	11.23%	0.55%	to	1.45%	(17.73%)	to	(18.48%)
Allspg VT Opp, Cl 2
2022	533	$4.00	to	$2.08	$2,164	—	0.55%	to	1.85%	(21.24%)	to	(22.25%)
2021	635	$5.07	to	$2.68	$3,255	0.04%	0.55%	to	1.85%	24.09%	to	22.49%
2020	671	$4.09	to	$2.18	$2,786	0.44%	0.55%	to	1.85%	20.34%	to	18.79%
2019	758	$3.40	to	$1.84	$2,642	0.28%	0.55%	to	1.85%	30.75%	to	29.05%
2018	864	$2.60	to	$1.43	$2,308	0.19%	0.55%	to	1.85%	(7.66%)	to	(8.87%)
Allspg VT Sm Cap Gro, Cl 2
2022	1,113	$4.26	to	$2.07	$4,256	—	0.55%	to	1.85%	(34.78%)	to	(35.62%)
2021	1,096	$6.54	to	$3.22	$6,481	—	0.55%	to	1.85%	7.05%	to	5.66%
2020	1,085	$6.11	to	$3.05	$5,981	—	0.55%	to	1.85%	56.92%	to	54.89%
2019	1,187	$3.89	to	$1.97	$4,181	—	0.55%	to	1.85%	24.15%	to	22.54%
2018	1,214	$3.14	to	$1.61	$3,464	—	0.55%	to	1.85%	0.75%	to	(0.56%)
ALPS Alerian Engy Infr, Class III
2022	1,767	$1.16	to	$1.03	$1,963	4.41%	0.55%	to	1.85%	16.68%	to	15.18%
2021	1,865	$1.00	to	$0.89	$1,786	1.95%	0.55%	to	1.85%	37.02%	to	35.25%
2020	1,816	$0.73	to	$0.66	$1,277	2.91%	0.55%	to	1.85%	(25.54%)	to	(26.50%)
2019	1,865	$0.98	to	$0.90	$1,769	1.55%	0.55%	to	1.85%	19.75%	to	18.21%
2018	2,033	$0.82	to	$0.76	$1,618	1.75%	0.55%	to	1.85%	(19.40%)	to	(20.45%)
AC VP Intl, Cl II
2022	318	$2.26	to	$0.93	$674	1.33%	0.55%	to	1.55%	(25.27%)	to	(6.43	%)(7)
2021	417	$3.02	to	$3.46	$1,199	0.01%	0.55%	to	1.20%	8.01%	to	7.31%
2020	432	$2.80	to	$3.22	$1,155	0.38%	0.55%	to	1.20%	24.97%	to	24.15%
2019	466	$2.24	to	$2.59	$1,001	0.71%	0.55%	to	1.20%	27.44%	to	26.61%
2018	497	$1.76	to	$2.05	$840	1.13%	0.55%	to	1.20%	(15.76%)	to	(16.31%)
AC VP Mid Cap Val, Cl II
2022	644	$3.13	to	$0.99	$2,096	2.12%	0.55%	to	1.55%	(1.93%)	to	(0.64	%)(7)
2021	625	$3.19	to	$3.48	$2,145	0.98%	0.55%	to	1.45%	22.34%	to	21.25%
2020	752	$2.61	to	$2.87	$2,141	1.66%	0.55%	to	1.45%	0.56%	to	(0.35%)
2019	868	$2.60	to	$2.88	$2,469	1.90%	0.55%	to	1.45%	28.28%	to	27.14%
2018	1,071	$2.02	to	$2.27	$2,382	1.23%	0.55%	to	1.45%	(13.44%)	to	(14.22%)
AC VP Ultra, Cl II
2022	494	$4.24	to	$4.02	$2,061	—	0.55%	to	1.45%	(32.83%)	to	(33.43%)
2021	603	$6.32	to	$6.04	$3,779	—	0.55%	to	1.45%	22.32%	to	21.22%
2020	613	$5.16	to	$4.98	$3,152	—	0.55%	to	1.45%	48.73%	to	47.40%
2019	704	$3.47	to	$3.38	$2,449	—	0.55%	to	1.45%	33.72%	to	32.53%
2018	674	$2.60	to	$2.55	$1,752	0.11%	0.55%	to	1.45%	0.05%	to	(0.86%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	73

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl II
2022	3,580	$3.41	to	$1.98	$12,774	1.95%	0.55%	to	1.85%	(0.24%)	to	(1.51%)
2021	3,265	$3.41	to	$2.01	$11,642	1.60%	0.55%	to	1.85%	23.60%	to	22.01%
2020	3,381	$2.76	to	$1.65	$9,796	2.14%	0.55%	to	1.85%	0.28%	to	(1.02%)
2019	3,997	$2.76	to	$1.67	$11,601	1.97%	0.55%	to	1.85%	26.23%	to	24.60%
2018	4,502	$2.18	to	$1.34	$10,346	1.49%	0.55%	to	1.85%	(9.78%)	to	(10.95%)
BlackRock Global Alloc, Cl III
2022	3,685	$1.56	to	$1.26	$5,542	—	0.55%	to	1.85%	(16.53%)	to	(17.61%)
2021	3,669	$1.87	to	$1.53	$6,656	0.92%	0.55%	to	1.85%	5.83%	to	4.47%
2020	2,193	$1.77	to	$1.47	$3,711	1.39%	0.55%	to	1.85%	20.05%	to	18.49%
2019	2,234	$1.47	to	$1.24	$3,164	1.19%	0.55%	to	1.85%	17.11%	to	15.60%
2018	2,847	$1.26	to	$1.07	$3,466	0.83%	0.55%	to	1.85%	(8.09%)	to	(9.29%)
Calvert VP SRI Bal, Cl I
2022	461	$2.52	to	$2.65	$1,052	1.15%	0.55%	to	1.20%	(15.88%)	to	(16.42%)
2021	218	$3.00	to	$3.17	$590	1.17%	0.55%	to	1.20%	14.48%	to	13.74%
2020	318	$2.62	to	$2.79	$753	1.46%	0.55%	to	1.20%	14.63%	to	13.88%
2019	339	$2.28	to	$2.45	$703	1.53%	0.55%	to	1.20%	23.72%	to	22.92%
2018	387	$1.85	to	$1.99	$647	1.73%	0.55%	to	1.20%	(3.21%)	to	(3.84%)
Col VP Bal, Cl 3
2022	16,873	$2.77	to	$1.66	$42,719	—	0.55%	to	1.85%	(17.20%)	to	(18.27%)
2021	16,796	$3.34	to	$2.03	$51,780	—	0.55%	to	1.85%	14.11%	to	12.63%
2020	15,996	$2.93	to	$1.80	$43,557	—	0.55%	to	1.85%	16.94%	to	15.43%
2019	15,197	$2.50	to	$1.56	$35,756	—	0.55%	to	1.85%	22.11%	to	20.53%
2018	15,368	$2.05	to	$1.30	$29,853	—	0.55%	to	1.85%	(6.41%)	to	(7.63%)
Col VP Commodity Strategy, Cl 2
2022	782	$0.86	to	$0.76	$642	24.85%	0.55%	to	1.85%	18.05%	to	16.53%
2021	1,073	$0.73	to	$0.65	$754	—	0.55%	to	1.85%	31.29%	to	29.59%
2020	892	$0.56	to	$0.50	$479	19.81%	0.55%	to	1.85%	(2.09%)	to	(3.36%)
2019	793	$0.57	to	$0.52	$438	0.93%	0.55%	to	1.85%	7.19%	to	5.81%
2018	762	$0.53	to	$0.49	$394	—	0.55%	to	1.85%	(14.64%)	to	(15.75%)
Col VP Contrarian Core, Cl 2
2022	1,734	$2.62	to	$2.31	$4,305	—	0.55%	to	1.85%	(19.30%)	to	(20.34%)
2021	1,796	$3.24	to	$2.89	$5,557	—	0.55%	to	1.85%	23.28%	to	21.69%
2020	1,656	$2.63	to	$2.38	$4,180	—	0.55%	to	1.85%	21.33%	to	19.77%
2019	1,836	$2.17	to	$1.99	$3,843	—	0.55%	to	1.85%	32.08%	to	30.38%
2018	1,878	$1.64	to	$1.52	$2,987	—	0.55%	to	1.85%	(9.64%)	to	(10.82%)
Col VP Disciplined Core, Cl 3
2022	4,860	$3.63	to	$2.91	$16,098	—	0.55%	to	1.45%	(19.27%)	to	(20.00%)
2021	5,345	$4.50	to	$3.64	$21,946	—	0.55%	to	1.45%	31.84%	to	30.66%
2020	5,965	$3.41	to	$2.79	$18,580	—	0.55%	to	1.45%	13.36%	to	12.34%
2019	6,767	$3.01	to	$2.48	$18,796	—	0.55%	to	1.45%	23.95%	to	22.84%
2018	7,618	$2.43	to	$2.02	$17,147	—	0.55%	to	1.45%	(4.27%)	to	(5.13%)
Col VP Divd Opp, Cl 3
2022	5,400	$3.45	to	$2.41	$20,629	—	0.55%	to	1.45%	(1.78%)	to	(2.65%)
2021	5,968	$3.51	to	$2.47	$23,277	—	0.55%	to	1.45%	25.33%	to	24.20%
2020	6,509	$2.80	to	$1.99	$20,365	—	0.55%	to	1.45%	0.47%	to	(0.43%)
2019	7,526	$2.79	to	$2.00	$23,561	—	0.55%	to	1.45%	23.24%	to	22.14%
2018	8,378	$2.26	to	$1.64	$21,438	—	0.55%	to	1.45%	(6.39%)	to	(7.23%)
Col VP Emerg Mkts Bond, Cl 2
2022	1,154	$0.98	to	$0.86	$1,076	4.05%	0.55%	to	1.85%	(16.61%)	to	(17.69%)
2021	1,313	$1.17	to	$1.04	$1,478	3.72%	0.55%	to	1.85%	(2.98%)	to	(4.25%)
2020	1,171	$1.21	to	$1.09	$1,366	3.52%	0.55%	to	1.85%	6.58%	to	5.18%
2019	839	$1.13	to	$1.04	$923	4.89%	0.55%	to	1.85%	11.48%	to	10.03%
2018	771	$1.01	to	$0.94	$764	4.39%	0.55%	to	1.85%	(7.90%)	to	(9.09%)
Col VP Emer Mkts, Cl 3
2022	1,752	$2.57	to	$1.50	$3,977	—	0.55%	to	1.45%	(33.34%)	to	(33.94%)
2021	2,138	$3.85	to	$2.26	$7,130	0.99%	0.55%	to	1.45%	(7.84%)	to	(8.67%)
2020	2,265	$4.18	to	$2.48	$8,366	0.55%	0.55%	to	1.45%	32.63%	to	31.44%
2019	2,995	$3.15	to	$1.89	$8,156	0.18%	0.55%	to	1.45%	30.71%	to	29.54%
2018	3,292	$2.41	to	$1.46	$7,016	0.45%	0.55%	to	1.45%	(22.01%)	to	(22.71%)

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2022	1,815	$1.18	to	$1.02	$2,537	3.44%	0.55%	to	1.45%	(14.08%)	to	(14.85%)
2021	2,042	$1.37	to	$1.19	$3,335	4.04%	0.55%	to	1.45%	0.59%	to	(0.32%)
2020	2,296	$1.36	to	$1.20	$3,752	5.18%	0.55%	to	1.45%	4.11%	to	3.17%
2019	2,516	$1.31	to	$1.16	$3,988	—	0.55%	to	1.45%	10.30%	to	9.31%
2018	2,919	$1.19	to	$1.06	$4,204	4.59%	0.55%	to	1.45%	(5.86%)	to	(6.71%)
Col VP Govt Money Mkt, Cl 3
2022	7,686	$1.10	to	$0.91	$7,984	1.20%	0.55%	to	1.45%	0.61%	to	(0.30%)
2021	6,690	$1.09	to	$0.91	$6,995	0.01%	0.55%	to	1.45%	(0.52%)	to	(1.44%)
2020	9,566	$1.10	to	$0.92	$10,004	0.22%	0.55%	to	1.45%	(0.27%)	to	(1.18%)
2019	8,173	$1.10	to	$0.93	$8,696	1.73%	0.55%	to	1.45%	1.21%	to	0.30%
2018	10,216	$1.09	to	$0.93	$10,666	1.35%	0.55%	to	1.45%	0.83%	to	(0.08%)
Col VP Hi Yield Bond, Cl 3
2022	1,918	$2.49	to	$1.99	$5,298	5.08%	0.55%	to	1.45%	(11.19%)	to	(11.99%)
2021	2,071	$2.80	to	$2.26	$6,497	5.02%	0.55%	to	1.45%	4.29%	to	3.35%
2020	2,231	$2.69	to	$2.19	$6,751	5.65%	0.55%	to	1.45%	5.96%	to	5.01%
2019	2,599	$2.54	to	$2.08	$7,472	5.79%	0.55%	to	1.45%	16.08%	to	15.04%
2018	3,159	$2.19	to	$1.81	$7,841	5.44%	0.55%	to	1.45%	(4.53%)	to	(5.39%)
Col VP Inc Opp, Cl 3
2022	1,954	$2.35	to	$1.93	$4,216	5.12%	0.55%	to	1.45%	(10.70%)	to	(11.50%)
2021	2,341	$2.63	to	$2.18	$5,690	8.96%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,515	$2.53	to	$2.12	$5,912	4.61%	0.55%	to	1.45%	5.16%	to	4.21%
2019	2,924	$2.41	to	$2.03	$6,556	4.91%	0.55%	to	1.45%	15.59%	to	14.56%
2018	3,174	$2.08	to	$1.77	$6,178	4.91%	0.55%	to	1.45%	(4.39%)	to	(5.25%)
Col VP Inter Bond, Cl 3
2022	6,883	$1.54	to	$1.30	$11,425	3.05%	0.55%	to	1.45%	(17.62%)	to	(18.36%)
2021	7,537	$1.87	to	$1.60	$15,328	3.16%	0.55%	to	1.45%	(0.90%)	to	(1.79%)
2020	8,248	$1.89	to	$1.63	$17,001	2.76%	0.55%	to	1.45%	11.83%	to	10.83%
2019	8,839	$1.69	to	$1.47	$16,357	3.11%	0.55%	to	1.45%	8.52%	to	7.55%
2018	10,002	$1.56	to	$1.36	$17,104	2.19%	0.55%	to	1.45%	(0.29%)	to	(1.19%)
Col VP Lg Cap Gro, Cl 3
2022	1,633	$3.92	to	$3.17	$3,360	—	0.55%	to	1.45%	(31.82%)	to	(32.43%)
2021	1,775	$5.75	to	$4.69	$5,240	—	0.55%	to	1.45%	27.83%	to	26.69%
2020	2,057	$4.50	to	$3.70	$4,787	—	0.55%	to	1.45%	33.83%	to	32.63%
2019	2,380	$3.36	to	$2.79	$4,150	—	0.55%	to	1.45%	35.01%	to	33.80%
2018	2,675	$2.49	to	$2.09	$3,507	—	0.55%	to	1.45%	(4.62%)	to	(5.48%)
Col VP Lg Cap Index, Cl 3
2022	17,222	$3.91	to	$2.33	$55,435	—	0.55%	to	1.85%	(18.89%)	to	(19.94%)
2021	16,719	$4.82	to	$2.92	$66,822	—	0.55%	to	1.85%	27.51%	to	25.87%
2020	18,223	$3.78	to	$2.32	$57,310	—	0.55%	to	1.85%	17.26%	to	15.74%
2019	16,113	$3.23	to	$2.00	$43,550	—	0.55%	to	1.85%	30.23%	to	28.55%
2018	11,391	$2.48	to	$1.56	$23,997	—	0.55%	to	1.85%	(5.34%)	to	(6.57%)
Col VP Limited Duration Cr, Cl 2
2022	3,776	$1.00	to	$0.93	$4,030	0.54%	0.55%	to	1.85%	(6.87%)	to	(8.07%)
2021	3,318	$1.07	to	$1.01	$3,808	1.42%	0.55%	to	1.85%	(1.38%)	to	(2.67%)
2020	3,033	$1.09	to	$1.04	$3,537	2.58%	0.55%	to	1.85%	4.99%	to	3.63%
2019	2,588	$1.04	to	$1.00	$2,915	2.18%	0.55%	to	1.85%	6.88%	to	5.49%
2018	2,819	$0.97	to	$0.95	$2,990	1.68%	0.55%	to	1.85%	(0.57%)	to	(1.86%)
Col VP Long Govt/Cr Bond, Cl 2
2022	1,252	$1.01	to	$0.89	$1,212	2.25%	0.55%	to	1.85%	(28.09%)	to	(29.02%)
2021	963	$1.40	to	$1.25	$1,297	1.80%	0.55%	to	1.85%	(3.99%)	to	(5.24%)
2020	1,060	$1.46	to	$1.32	$1,496	2.75%	0.55%	to	1.85%	16.43%	to	14.92%
2019	620	$1.25	to	$1.15	$754	2.89%	0.55%	to	1.85%	18.76%	to	17.24%
2018	520	$1.05	to	$0.98	$535	2.84%	0.55%	to	1.85%	(5.89%)	to	(7.13%)
Col VP Overseas Core, Cl 3
2022	1,717	$2.04	to	$1.38	$2,834	0.81%	0.55%	to	1.45%	(15.27%)	to	(16.03%)
2021	1,872	$2.40	to	$1.65	$3,685	1.18%	0.55%	to	1.45%	9.28%	to	8.30%
2020	2,054	$2.20	to	$1.52	$3,706	1.56%	0.55%	to	1.45%	8.33%	to	7.35%
2019	2,393	$2.03	to	$1.42	$3,984	1.97%	0.55%	to	1.45%	24.63%	to	23.52%
2018	2,780	$1.63	to	$1.15	$3,722	2.69%	0.55%	to	1.45%	(17.16%)	to	(17.91%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2022	293	$3.85	to	$3.02	$998	—	0.55%	to	1.45%	(2.49%)	to	(3.36%)
2021	271	$3.94	to	$3.13	$953	—	0.55%	to	1.45%	25.46%	to	24.33%
2020	273	$3.14	to	$2.52	$770	—	0.55%	to	1.45%	6.37%	to	5.41%
2019	329	$2.96	to	$2.39	$877	—	0.55%	to	1.45%	25.85%	to	24.72%
2018	369	$2.35	to	$1.91	$782	—	0.55%	to	1.45%	(12.79%)	to	(13.58%)
Col VP Select Mid Cap Gro, Cl 3
2022	1,107	$3.30	to	$2.84	$3,056	—	0.55%	to	1.45%	(31.30%)	to	(31.91%)
2021	1,182	$4.80	to	$4.17	$4,791	—	0.55%	to	1.45%	15.77%	to	14.73%
2020	1,254	$4.14	to	$3.63	$4,394	—	0.55%	to	1.45%	34.49%	to	33.29%
2019	1,428	$3.08	to	$2.72	$3,740	—	0.55%	to	1.45%	34.28%	to	33.08%
2018	1,562	$2.30	to	$2.05	$3,050	—	0.55%	to	1.45%	(5.38%)	to	(6.23%)
Col VP Select Mid Cap Val, Cl 3
2022	514	$3.51	to	$2.79	$1,743	—	0.55%	to	1.45%	(10.06%)	to	(10.86%)
2021	568	$3.91	to	$3.13	$2,159	—	0.55%	to	1.45%	31.41%	to	30.23%
2020	635	$2.97	to	$2.40	$1,851	—	0.55%	to	1.45%	6.82%	to	5.86%
2019	731	$2.78	to	$2.27	$2,010	—	0.55%	to	1.45%	30.70%	to	29.53%
2018	817	$2.13	to	$1.75	$1,725	—	0.55%	to	1.45%	(13.88%)	to	(14.66%)
Col VP Select Sm Cap Val, Cl 3
2022	423	$3.00	to	$2.46	$1,415	—	0.55%	to	1.45%	(15.29%)	to	(16.04%)
2021	394	$3.55	to	$2.93	$1,586	—	0.55%	to	1.45%	30.08%	to	28.92%
2020	413	$2.73	to	$2.27	$1,304	—	0.55%	to	1.45%	8.46%	to	7.48%
2019	494	$2.51	to	$2.11	$1,435	—	0.55%	to	1.45%	16.94%	to	15.89%
2018	587	$2.15	to	$1.82	$1,455	—	0.55%	to	1.45%	(13.18%)	to	(13.96%)
Col VP US Govt Mtge, Cl 3
2022	1,783	$1.18	to	$0.99	$2,168	1.98%	0.55%	to	1.45%	(14.73%)	to	(15.50%)
2021	2,335	$1.39	to	$1.18	$3,302	1.94%	0.55%	to	1.45%	(1.61%)	to	(2.49%)
2020	2,429	$1.41	to	$1.21	$3,510	2.53%	0.55%	to	1.45%	4.38%	to	3.44%
2019	2,325	$1.35	to	$1.17	$3,277	2.62%	0.55%	to	1.45%	6.03%	to	5.08%
2018	2,505	$1.28	to	$1.11	$3,342	2.74%	0.55%	to	1.45%	1.16%	to	0.24%
CS Commodity Return
2022	825	$0.72	to	$0.64	$568	17.10%	0.55%	to	1.45%	15.39%	to	14.36%
2021	1,134	$0.63	to	$0.56	$679	4.78%	0.55%	to	1.45%	27.20%	to	26.06%
2020	1,174	$0.49	to	$0.44	$554	5.75%	0.55%	to	1.45%	(2.02%)	to	(2.90%)
2019	1,265	$0.50	to	$0.45	$611	0.87%	0.55%	to	1.45%	6.11%	to	5.16%
2018	1,405	$0.47	to	$0.43	$642	2.57%	0.55%	to	1.45%	(12.14%)	to	(12.94%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2022	1,876	$1.52	to	$1.27	$2,643	4.35%	0.55%	to	1.45%	(18.03%)	to	(18.77%)
2021	2,286	$1.85	to	$1.56	$3,947	0.68%	0.55%	to	1.45%	3.90%	to	2.97%
2020	2,491	$1.78	to	$1.52	$4,160	0.56%	0.55%	to	1.45%	8.52%	to	7.54%
2019	2,809	$1.64	to	$1.41	$4,337	3.16%	0.55%	to	1.45%	7.22%	to	6.26%
2018	3,337	$1.53	to	$1.33	$4,817	—	0.55%	to	1.45%	(1.06%)	to	(1.95%)
CTIVP Prin Blue Chip Gro, Cl 1
2022	2,407	$1.98	to	$1.86	$4,639	—	0.55%	to	1.45%	(28.40%)	to	(29.04%)
2021	2,585	$2.76	to	$2.62	$6,985	—	0.55%	to	1.45%	17.92%	to	16.87%
2020	2,909	$2.34	to	$2.24	$6,691	—	0.55%	to	1.45%	31.21%	to	30.04%
2019	3,697	$1.78	to	$1.73	$6,507	—	0.55%	to	1.45%	31.03%	to	29.86%
2018	4,307	$1.36	to	$1.33	$5,808	—	0.55%	to	1.45%	(2.93%)	to	(3.81%)
CTIVP Vty Sycamore Estb Val, Cl 3
2022	250	$4.55	to	$3.68	$1,036	—	0.55%	to	1.45%	(3.42%)	to	(4.28%)
2021	299	$4.71	to	$3.84	$1,289	—	0.55%	to	1.45%	31.02%	to	29.85%
2020	284	$3.60	to	$2.96	$940	—	0.55%	to	1.45%	7.31%	to	6.35%
2019	296	$3.35	to	$2.78	$919	—	0.55%	to	1.45%	27.31%	to	26.17%
2018	345	$2.63	to	$2.20	$843	—	0.55%	to	1.45%	(10.59%)	to	(11.40%)
Del Ivy VIP Asset Strategy, Cl II
2022	403	$1.42	to	$1.25	$546	1.53%	0.55%	to	1.85%	(15.20%)	to	(16.31%)
2021	454	$1.67	to	$1.49	$729	1.51%	0.55%	to	1.85%	9.83%	to	8.41%
2020	493	$1.52	to	$1.38	$724	2.06%	0.55%	to	1.85%	13.25%	to	11.78%
2019	475	$1.34	to	$1.23	$619	2.20%	0.55%	to	1.85%	21.11%	to	19.54%
2018	388	$1.11	to	$1.03	$420	2.13%	0.55%	to	1.85%	(5.97%)	to	(7.19%)

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2022	760	$1.17	to	$0.99	$841	6.90%	0.55%	to	1.85%	(8.25%)	to	(9.43%)
2021	764	$1.28	to	$1.09	$927	1.69%	0.55%	to	1.85%	11.73%	to	10.29%
2020	651	$1.14	to	$0.99	$711	2.33%	0.55%	to	1.85%	4.75%	to	3.39%
2019	541	$1.09	to	$0.96	$568	3.66%	0.55%	to	1.85%	13.72%	to	12.26%
2018	670	$0.96	to	$0.85	$621	1.84%	0.55%	to	1.85%	(9.85%)	to	(11.02%)
EV VT Floating-Rate Inc, Init Cl
2022	2,941	$1.55	to	$0.97	$4,258	4.71%	0.55%	to	1.55%	(3.27%)	to	(2.68	%)(7)
2021	2,539	$1.61	to	$1.39	$3,827	2.90%	0.55%	to	1.45%	3.04%	to	2.13%
2020	2,829	$1.56	to	$1.36	$4,160	3.33%	0.55%	to	1.45%	1.44%	to	0.53%
2019	3,802	$1.54	to	$1.35	$5,531	4.32%	0.55%	to	1.45%	6.49%	to	5.54%
2018	4,898	$1.44	to	$1.28	$6,701	3.75%	0.55%	to	1.45%	(0.63%)	to	(1.52%)
Fid VIP Contrafund, Serv Cl 2
2022	10,551	$3.28	to	$2.19	$33,166	0.27%	0.55%	to	1.85%	(26.89%)	to	(27.83%)
2021	10,591	$4.48	to	$3.04	$45,830	0.03%	0.55%	to	1.85%	26.81%	to	25.17%
2020	10,296	$3.53	to	$2.43	$35,394	0.08%	0.55%	to	1.85%	29.52%	to	27.84%
2019	11,232	$2.73	to	$1.90	$30,062	0.22%	0.55%	to	1.85%	30.56%	to	28.87%
2018	12,390	$2.09	to	$1.47	$25,492	0.44%	0.55%	to	1.85%	(7.15%)	to	(8.36%)
Fid VIP Gro & Inc, Serv Cl 2
2022	1,797	$3.66	to	$1.00	$6,432	1.48%	0.55%	to	1.55%	(5.69%)	to	(0.41	%)(7)
2021	1,787	$3.88	to	$4.23	$7,249	2.14%	0.55%	to	1.20%	24.95%	to	24.14%
2020	2,106	$3.11	to	$3.41	$6,739	1.90%	0.55%	to	1.20%	7.00%	to	6.31%
2019	2,387	$2.90	to	$3.21	$7,163	3.46%	0.55%	to	1.20%	28.97%	to	28.13%
2018	2,840	$2.25	to	$2.50	$6,615	0.19%	0.55%	to	1.20%	(9.69%)	to	(10.28%)
Fid VIP Mid Cap, Serv Cl 2
2022	4,950	$4.09	to	$1.91	$21,981	0.27%	0.55%	to	1.85%	(15.43%)	to	(16.52%)
2021	5,326	$4.83	to	$2.29	$27,803	0.36%	0.55%	to	1.85%	24.62%	to	23.01%
2020	5,568	$3.88	to	$1.86	$23,375	0.40%	0.55%	to	1.85%	17.22%	to	15.70%
2019	6,668	$3.31	to	$1.61	$23,460	0.68%	0.55%	to	1.85%	22.50%	to	20.91%
2018	6,903	$2.70	to	$1.33	$20,328	0.40%	0.55%	to	1.85%	(15.24%)	to	(16.34%)
Fid VIP Overseas, Serv Cl 2
2022	1,036	$2.11	to	$1.46	$2,147	0.82%	0.55%	to	1.45%	(25.10%)	to	(25.76%)
2021	1,117	$2.82	to	$1.97	$3,108	0.32%	0.55%	to	1.45%	18.73%	to	17.67%
2020	1,200	$2.38	to	$1.67	$2,805	0.22%	0.55%	to	1.45%	14.70%	to	13.67%
2019	1,328	$2.07	to	$1.47	$2,697	1.49%	0.55%	to	1.45%	26.80%	to	25.66%
2018	1,467	$1.63	to	$1.17	$2,354	1.18%	0.55%	to	1.45%	(15.53%)	to	(16.29%)
Fid VIP Strategic Inc, Serv Cl 2
2022	7,925	$1.17	to	$1.03	$8,816	3.68%	0.55%	to	1.85%	(12.01%)	to	(13.14%)
2021	7,071	$1.33	to	$1.18	$8,973	2.59%	0.55%	to	1.85%	2.96%	to	1.61%
2020	6,614	$1.29	to	$1.16	$8,189	3.30%	0.55%	to	1.85%	6.57%	to	5.20%
2019	5,771	$1.21	to	$1.11	$6,728	4.23%	0.55%	to	1.85%	10.06%	to	8.63%
2018	3,921	$1.10	to	$1.02	$4,187	4.18%	0.55%	to	1.85%	(3.37%)	to	(4.62%)
Frank Global Real Est, Cl 2
2022	974	$1.37	to	$1.02	$2,015	2.41%	0.55%	to	1.45%	(26.47%)	to	(27.12%)
2021	1,007	$1.86	to	$1.39	$2,827	0.90%	0.55%	to	1.45%	26.09%	to	24.97%
2020	1,214	$1.47	to	$1.12	$2,685	3.31%	0.55%	to	1.45%	(5.91%)	to	(6.75%)
2019	1,603	$1.57	to	$1.20	$3,590	2.65%	0.55%	to	1.45%	21.70%	to	20.61%
2018	1,921	$1.29	to	$0.99	$3,502	2.67%	0.55%	to	1.45%	(7.29%)	to	(8.12%)
Frank Inc, Cl 2
2022	2,971	$1.53	to	$1.35	$4,308	4.79%	0.55%	to	1.85%	(5.98%)	to	(7.20%)
2021	2,734	$1.63	to	$1.46	$4,247	4.66%	0.55%	to	1.85%	16.11%	to	14.61%
2020	2,552	$1.40	to	$1.27	$3,435	5.80%	0.55%	to	1.85%	0.14%	to	(1.15%)
2019	2,354	$1.40	to	$1.29	$3,182	5.33%	0.55%	to	1.85%	15.43%	to	13.94%
2018	1,899	$1.22	to	$1.13	$2,239	4.76%	0.55%	to	1.85%	(4.83%)	to	(6.07%)
Frank Mutual Shares, Cl 2
2022	3,453	$2.44	to	$1.45	$7,818	1.80%	0.55%	to	1.85%	(7.94%)	to	(9.12%)
2021	4,052	$2.65	to	$1.59	$9,989	2.89%	0.55%	to	1.85%	18.51%	to	16.98%
2020	4,290	$2.24	to	$1.36	$8,929	2.79%	0.55%	to	1.85%	(5.56%)	to	(6.79%)
2019	4,468	$2.37	to	$1.46	$9,889	1.84%	0.55%	to	1.85%	21.90%	to	20.32%
2018	4,623	$1.94	to	$1.21	$8,470	2.44%	0.55%	to	1.85%	(9.57%)	to	(10.74%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2022	1,756	$3.53	to	$1.84	$7,114	0.98%	0.55%	to	1.85%	(10.56%)		to	(11.71%)
2021	1,932	$3.94	to	$2.09	$8,656	1.00%	0.55%	to	1.85%	24.68%		to	23.07%
2020	2,156	$3.16	to	$1.70	$7,786	1.49%	0.55%	to	1.85%	4.61%		to	3.27%
2019	2,390	$3.02	to	$1.64	$8,214	1.05%	0.55%	to	1.85%	25.65%		to	24.04%
2018	2,562	$2.41	to	$1.32	$7,235	0.89%	0.55%	to	1.85%	(13.36%)		to	(14.48%)
GS VIT Mid Cap Val, Inst
2022	989	$3.88	to	$5.10	$6,211	0.68%	0.55%	to	1.20%	(10.48%)		to	(11.06%)
2021	1,084	$4.33	to	$5.73	$7,658	0.46%	0.55%	to	1.20%	30.23%		to	29.39%
2020	1,277	$3.33	to	$4.43	$6,943	0.64%	0.55%	to	1.20%	7.81%		to	7.11%
2019	1,393	$3.08	to	$4.14	$7,054	0.79%	0.55%	to	1.20%	30.81%		to	29.96%
2018	1,530	$2.36	to	$3.18	$5,944	1.26%	0.55%	to	1.20%	(10.95%)		to	(11.53%)
GS VIT Multi-Strategy Alt, Advisor
2022	614	$0.97	to	$0.87	$574	3.07%	0.55%	to	1.85%	(7.37%)		to	(8.54%)
2021	661	$1.05	to	$0.95	$669	1.64%	0.55%	to	1.85%	4.08%		to	2.74%
2020	532	$1.01	to	$0.93	$520	2.38%	0.55%	to	1.85%	6.00%		to	4.62%
2019	302	$0.95	to	$0.89	$282	2.90%	0.55%	to	1.85%	8.01%		to	6.62%
2018	231	$0.88	to	$0.83	$200	2.63%	0.55%	to	1.85%	(7.61%)		to	(8.81%)
GS VIT U.S. Eq Insights, Inst
2022	1,101	$3.57	to	$2.84	$3,399	0.78%	0.55%	to	1.45%	(20.18%)		to	(20.89%)
2021	1,236	$4.47	to	$3.59	$4,784	0.78%	0.55%	to	1.45%	28.70%		to	27.54%
2020	1,422	$3.47	to	$2.81	$4,305	0.83%	0.55%	to	1.45%	16.90%		to	15.86%
2019	1,650	$2.97	to	$2.43	$4,282	1.24%	0.55%	to	1.45%	24.52%		to	23.41%
2018	1,834	$2.39	to	$1.97	$3,841	1.16%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
Invesco VI Am Fran, Ser II
2022	566	$2.69	to	$2.44	$1,466	—	0.55%	to	1.45%	(31.67%)		to	(32.29%)
2021	616	$3.94	to	$3.61	$2,346	—	0.55%	to	1.45%	11.04%		to	10.04%
2020	695	$3.55	to	$3.28	$2,391	—	0.55%	to	1.45%	41.22%		to	39.95%
2019	903	$2.51	to	$2.34	$2,205	—	0.55%	to	1.45%	35.68%		to	34.46%
2018	1,012	$1.85	to	$1.74	$1,829	—	0.55%	to	1.45%	(4.42%)		to	(5.28%)
Invesco VI Bal Risk Alloc, Ser II
2022	986	$1.28	to	$1.13	$1,193	7.58%	0.55%	to	1.85%	(14.98%)		to	(16.08%)
2021	943	$1.50	to	$1.34	$1,352	3.01%	0.55%	to	1.85%	8.66%		to	7.26%
2020	950	$1.38	to	$1.25	$1,261	7.58%	0.55%	to	1.85%	9.39%		to	7.97%
2019	764	$1.27	to	$1.16	$937	—	0.55%	to	1.85%	14.25%		to	12.78%
2018	602	$1.11	to	$1.03	$648	1.28%	0.55%	to	1.85%	(7.23%)		to	(8.44%)
Invesco VI Comstock, Ser II
2022	1,337	$3.40	to	$1.01	$4,182	1.30%	0.55%	to	1.55%	0.29%		to	0.68	%(7)
2021	1,591	$3.39	to	$2.71	$5,001	1.56%	0.55%	to	1.45%	32.31%		to	31.13%
2020	1,919	$2.56	to	$2.06	$4,570	2.16%	0.55%	to	1.45%	(1.63%)		to	(2.51%)
2019	2,141	$2.60	to	$2.12	$5,189	1.70%	0.55%	to	1.45%	24.26%		to	23.14%
2018	2,319	$2.09	to	$1.72	$4,540	1.37%	0.55%	to	1.45%	(12.85%)		to	(13.64%)
Invesco VI Dis Mid Cap Gro, Ser I
2022	499	$1.22	to	$1.21	$609	—	0.75%	to	1.20%	(31.50%)		to	(31.80%)
2021	565	$1.78	to	$1.77	$1,006	—	0.75%	to	1.20%	18.21%		to	17.68%
2020	582	$1.51	to	$1.50	$878	0.05%	0.75%	to	1.20%	50.82	%(6)	to	50.36	%(6)
Invesco VI Div Divd, Ser I
2022	262	$2.62	to	$2.43	$652	1.81%	0.55%	to	1.20%	(2.22%)		to	(2.85%)
2021	293	$2.68	to	$2.50	$751	2.16%	0.55%	to	1.20%	18.24%		to	17.48%
2020	310	$2.26	to	$2.13	$676	2.99%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2019	353	$2.27	to	$2.15	$775	2.79%	0.55%	to	1.20%	24.40%		to	23.60%
2018	473	$1.83	to	$1.74	$840	2.25%	0.55%	to	1.20%	(8.08%)		to	(8.68%)
Invesco VI EQV Intl Eq, Ser II
2022	968	$2.12	to	$1.60	$1,851	1.35%	0.55%	to	1.45%	(18.95%)		to	(19.68%)
2021	1,176	$2.61	to	$2.00	$2,784	1.05%	0.55%	to	1.45%	5.03%		to	4.09%
2020	1,261	$2.49	to	$1.92	$2,857	2.09%	0.55%	to	1.45%	13.12%		to	12.10%
2019	1,476	$2.20	to	$1.71	$2,958	1.21%	0.55%	to	1.45%	27.54%		to	26.39%
2018	1,854	$1.72	to	$1.35	$2,909	1.74%	0.55%	to	1.45%	(15.67%)		to	(16.43%)

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Global, Ser II
2022	2,662	$3.05	to	$1.60	$6,813	—	0.55%	to	1.85%	(32.31%)		to	(33.18%)
2021	2,550	$4.50	to	$2.39	$9,730	—	0.55%	to	1.85%	14.54%		to	13.06%
2020	2,646	$3.93	to	$2.12	$8,833	0.45%	0.55%	to	1.85%	26.64%		to	25.00%
2019	2,703	$3.10	to	$1.69	$7,163	0.64%	0.55%	to	1.85%	30.73%		to	29.05%
2018	2,869	$2.37	to	$1.31	$5,853	0.77%	0.55%	to	1.85%	(13.87%)		to	(14.99%)
Invesco VI Gbl Strat Inc, Ser II
2022	4,643	$1.53	to	$0.85	$6,457	—	0.55%	to	1.85%	(12.20%)		to	(13.33%)
2021	5,314	$1.75	to	$0.98	$8,438	4.25%	0.55%	to	1.85%	(4.09%)		to	(5.34%)
2020	5,727	$1.82	to	$1.04	$9,534	5.27%	0.55%	to	1.85%	2.43%		to	1.10%
2019	6,615	$1.78	to	$1.02	$10,763	3.38%	0.55%	to	1.85%	10.00%		to	8.58%
2018	7,460	$1.62	to	$0.94	$11,114	4.53%	0.55%	to	1.85%	(5.06%)		to	(6.30%)
Invesco VI Hlth, Ser II
2022	463	$3.23	to	$2.94	$1,457	—	0.55%	to	1.45%	(14.01%)		to	(14.78%)
2021	434	$3.75	to	$3.45	$1,599	0.00%	0.55%	to	1.45%	11.43%		to	10.43%
2020	479	$3.37	to	$3.12	$1,595	0.09%	0.55%	to	1.45%	13.57%		to	12.56%
2019	567	$2.96	to	$2.77	$1,677	—	0.55%	to	1.45%	31.46%		to	30.28%
2018	619	$2.26	to	$2.13	$1,402	—	0.55%	to	1.45%	0.06%		to	(0.84%)
Invesco VI Mn St Sm Cap, Ser II
2022	1,517	$3.86	to	$2.00	$5,129	0.26%	0.55%	to	1.85%	(16.50%)		to	(17.58%)
2021	1,470	$4.63	to	$2.42	$5,972	0.18%	0.55%	to	1.85%	21.59%		to	20.02%
2020	1,530	$3.80	to	$2.02	$5,132	0.37%	0.55%	to	1.85%	18.98%		to	17.44%
2019	1,590	$3.20	to	$1.72	$4,494	—	0.55%	to	1.85%	25.44%		to	23.82%
2018	1,434	$2.55	to	$1.39	$3,257	0.06%	0.55%	to	1.85%	(11.03%)		to	(12.19%)
Invesco VI Tech, Ser I
2022	367	$3.44	to	$4.05	$859	—	0.55%	to	1.20%	(40.28%)		to	(40.67%)
2021	407	$5.77	to	$6.82	$1,603	—	0.55%	to	1.20%	13.79%		to	13.05%
2020	463	$5.07	to	$6.03	$1,610	—	0.55%	to	1.20%	45.31%		to	44.37%
2019	484	$3.49	to	$4.18	$1,175	—	0.55%	to	1.20%	35.13%		to	34.26%
2018	552	$2.58	to	$3.11	$995	—	0.55%	to	1.20%	(1.00%)		to	(1.65%)
Janus Henderson VIT Bal, Serv
2022	10,241	$1.32	to	$1.24	$13,133	1.02%	0.55%	to	1.85%	(17.07%)		to	(18.14%)
2021	9,219	$1.59	to	$1.52	$14,328	0.70%	0.55%	to	1.85%	16.27%		to	14.76%
2020	6,794	$1.37	to	$1.32	$9,148	1.59%	0.55%	to	1.85%	13.40%		to	11.94%
2019	4,944	$1.21	to	$1.18	$5,909	1.82%	0.55%	to	1.85%	21.60%		to	20.04%
2018	3,111	$0.99	to	$0.98	$3,079	1.60%	0.55%	to	1.85%	(0.67	%)(5)	to	(1.54	%)(5)
Janus Henderson VIT Flex Bd, Serv
2022	1,503	$1.05	to	$0.93	$1,504	1.97%	0.55%	to	1.85%	(14.36%)		to	(15.47%)
2021	1,522	$1.23	to	$1.10	$1,789	1.70%	0.55%	to	1.85%	(1.65%)		to	(2.93%)
2020	1,182	$1.25	to	$1.13	$1,420	2.48%	0.55%	to	1.85%	9.64%		to	8.22%
2019	1,111	$1.14	to	$1.04	$1,222	3.01%	0.55%	to	1.85%	8.68%		to	7.27%
2018	731	$1.05	to	$0.97	$745	2.60%	0.55%	to	1.85%	(1.83%)		to	(3.10%)
Janus Hend VIT Gbl Tech Innov, Srv
2022	317	$0.86	to	$0.85	$697	—	0.65%	to	1.55%	(15.76	%)(7)	to	(16.26	%)(7)
2021	436	$3.80	to	$12.53	$1,647	0.12%	0.75%	to	1.20%	16.87%		to	16.34%
2020	455	$3.25	to	$10.77	$1,470	—	0.75%	to	1.20%	49.60%		to	48.93%
2019	484	$2.17	to	$7.23	$1,052	—	0.75%	to	1.20%	43.74%		to	43.09%
2018	517	$1.51	to	$5.05	$794	—	0.75%	to	1.20%	0.15%		to	(0.30%)
Janus Henderson VIT Overseas, Serv
2022	506	$1.00	to	$1.00	$961	1.70%	0.65%	to	1.55%	0.31	%(7)	to	(0.29	%)(7)
2021	514	$2.16	to	$3.98	$1,111	1.01%	0.75%	to	1.20%	12.44%		to	11.94%
2020	559	$1.92	to	$3.56	$1,071	1.22%	0.75%	to	1.20%	15.15%		to	14.64%
2019	611	$1.67	to	$3.10	$1,016	1.80%	0.75%	to	1.20%	25.76%		to	25.20%
2018	714	$1.33	to	$2.48	$958	1.64%	0.75%	to	1.20%	(15.77%)		to	(16.15%)
Janus Henderson VIT Res, Serv
2022	902	$2.94	to	$2.23	$2,493	—	0.55%	to	1.85%	(30.45%)		to	(31.34%)
2021	928	$4.23	to	$3.24	$3,716	0.02%	0.55%	to	1.85%	19.39%		to	17.85%
2020	993	$3.54	to	$2.75	$3,345	0.22%	0.55%	to	1.85%	31.85%		to	30.15%
2019	1,244	$2.68	to	$2.11	$3,183	0.30%	0.55%	to	1.85%	34.48%		to	32.74%
2018	1,438	$2.00	to	$1.59	$2,749	0.35%	0.55%	to	1.85%	(3.37%)		to	(4.63%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lazard Ret Global Dyn MA, Serv
2022	764	$1.40	to	$1.23	$1,007	0.08%	0.55%	to	1.85%	(17.84%)	to	(18.90%)
2021	758	$1.70	to	$1.52	$1,224	2.86%	0.55%	to	1.85%	11.32%	to	9.88%
2020	671	$1.53	to	$1.38	$980	0.67%	0.55%	to	1.85%	0.26%	to	(1.03%)
2019	319	$1.53	to	$1.40	$473	0.05%	0.55%	to	1.85%	17.14%	to	15.63%
2018	227	$1.30	to	$1.21	$289	1.13%	0.55%	to	1.85%	(7.09%)	to	(8.29%)
MFS Mass Inv Gro Stock, Serv Cl
2022	1,402	$2.22	to	$2.07	$3,024	—	0.55%	to	1.45%	(19.89%)	to	(20.61%)
2021	1,619	$2.77	to	$2.61	$4,378	0.03%	0.55%	to	1.45%	24.97%	to	23.85%
2020	1,830	$2.22	to	$2.10	$3,976	0.22%	0.55%	to	1.45%	21.53%	to	20.44%
2019	1,956	$1.82	to	$1.75	$3,510	0.35%	0.55%	to	1.45%	38.82%	to	37.58%
2018	2,311	$1.31	to	$1.27	$2,997	0.33%	0.55%	to	1.45%	0.02%	to	(0.88%)
MFS New Dis, Serv Cl
2022	444	$4.19	to	$4.71	$1,393	—	0.55%	to	1.20%	(30.38%)	to	(30.83%)
2021	491	$6.02	to	$6.81	$2,211	—	0.55%	to	1.20%	1.02%	to	0.36%
2020	555	$5.96	to	$6.78	$2,478	—	0.55%	to	1.20%	44.78%	to	43.85%
2019	632	$4.12	to	$4.72	$1,949	—	0.55%	to	1.20%	40.50%	to	39.59%
2018	689	$2.93	to	$3.38	$1,519	—	0.55%	to	1.20%	(2.26%)	to	(2.90%)
MFS Utilities, Serv Cl
2022	1,416	$4.72	to	$1.66	$5,905	2.22%	0.55%	to	1.85%	(0.07%)	to	(1.36%)
2021	1,358	$4.72	to	$1.68	$5,742	1.55%	0.55%	to	1.85%	13.20%	to	11.74%
2020	1,420	$4.17	to	$1.50	$5,225	2.19%	0.55%	to	1.85%	5.04%	to	3.68%
2019	1,824	$3.97	to	$1.45	$6,297	3.77%	0.55%	to	1.85%	24.12%	to	22.51%
2018	1,687	$3.20	to	$1.18	$4,920	0.77%	0.55%	to	1.85%	0.25%	to	(1.05%)
MS VIF Dis, Cl II
2022	1,012	$2.64	to	$1.62	$2,615	—	0.55%	to	1.85%	(63.17%)	to	(63.65%)
2021	835	$7.18	to	$4.46	$5,880	—	0.55%	to	1.85%	(11.68%)	to	(12.83%)
2020	700	$8.13	to	$5.11	$5,636	—	0.55%	to	1.85%	150.66%	to	147.43%
2019	710	$3.24	to	$2.07	$2,267	—	0.55%	to	1.85%	39.20%	to	37.40%
2018	683	$2.33	to	$1.50	$1,584	—	0.55%	to	1.85%	9.92%	to	8.49%
MS VIF Global Real Est, Cl II
2022	438	$1.27	to	$1.12	$530	4.50%	0.55%	to	1.45%	(26.60%)	to	(27.26%)
2021	462	$1.73	to	$1.54	$765	2.37%	0.55%	to	1.45%	23.16%	to	22.05%
2020	579	$1.41	to	$1.26	$780	4.33%	0.55%	to	1.45%	(15.32%)	to	(16.08%)
2019	688	$1.66	to	$1.50	$1,099	2.72%	0.55%	to	1.45%	17.41%	to	16.35%
2018	848	$1.41	to	$1.29	$1,158	3.07%	0.55%	to	1.45%	(8.71%)	to	(9.53%)
NB AMT Intl Eq, Cl S
2022	432	$1.36	to	$1.33	$588	1.59%	0.55%	to	1.45%	(23.11%)	to	(23.81%)
2021	443	$1.77	to	$1.75	$785	0.32%	0.55%	to	1.45%	12.73%	to	11.72%
2020	459	$1.57	to	$1.57	$721	0.50%	0.55%	to	1.45%	11.96%	to	10.95%
2019	506	$1.40	to	$1.41	$711	0.15%	0.55%	to	1.45%	26.98%	to	25.85%
2018	595	$1.10	to	$1.12	$661	0.16%	0.55%	to	1.45%	(17.41%)	to	(18.15%)
NB AMT US Eq Index PW Strat, Cl S
2022	140	$1.16	to	$1.04	$157	—	0.55%	to	1.85%	(11.77%)	to	(12.91%)
2021	103	$1.31	to	$1.19	$131	0.30%	0.55%	to	1.85%	17.31%	to	15.78%
2020	104	$1.12	to	$1.03	$115	0.88%	0.55%	to	1.85%	7.67%	to	6.26%
2019	127	$1.04	to	$0.97	$130	0.12%	0.55%	to	1.85%	14.62%	to	13.15%
2018	162	$0.91	to	$0.85	$144	—	0.55%	to	1.85%	(7.29%)	to	(8.50%)
PIMCO VIT All Asset, Advisor Cl
2022	1,796	$1.90	to	$1.12	$3,173	7.52%	0.55%	to	1.85%	(12.35%)	to	(13.49%)
2021	2,042	$2.17	to	$1.29	$4,146	10.88%	0.55%	to	1.85%	15.41%	to	13.91%
2020	2,152	$1.88	to	$1.13	$3,804	4.83%	0.55%	to	1.85%	7.32%	to	5.93%
2019	2,578	$1.75	to	$1.07	$4,271	2.76%	0.55%	to	1.85%	11.13%	to	9.70%
2018	3,010	$1.58	to	$0.98	$4,513	2.98%	0.55%	to	1.85%	(5.97%)	to	(7.20%)
PIMCO VIT Glb Man As Alloc, Adv Cl
2022	221	$1.32	to	$1.12	$278	1.80%	0.55%	to	1.85%	(18.84%)	to	(19.88%)
2021	272	$1.63	to	$1.40	$422	2.37%	0.55%	to	1.85%	11.98%	to	10.53%
2020	229	$1.45	to	$1.26	$319	7.98%	0.55%	to	1.85%	16.06%	to	14.57%
2019	184	$1.25	to	$1.10	$224	2.15%	0.55%	to	1.85%	16.33%	to	14.81%
2018	153	$1.07	to	$0.96	$161	1.60%	0.55%	to	1.85%	(6.14%)	to	(7.35%)

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2022	6,351	$1.02	to	$0.90	$6,166	2.53%	0.55%	to	1.85%	(14.85%)	to	(15.95%)
2021	5,837	$1.19	to	$1.07	$6,676	1.73%	0.55%	to	1.85%	(1.91%)	to	(3.17%)
2020	4,922	$1.22	to	$1.10	$5,772	1.99%	0.55%	to	1.85%	7.94%	to	6.56%
2019	3,320	$1.13	to	$1.03	$3,632	2.87%	0.55%	to	1.85%	7.66%	to	6.26%
2018	1,805	$1.05	to	$0.97	$1,858	2.47%	0.55%	to	1.85%	(1.18%)	to	(2.46%)
Put VT Global Hlth Care, Cl IB
2022	291	$4.80	to	$1.01	$1,191	0.41%	0.55%	to	1.55%	(5.20%)	to	2.06	%(7)
2021	291	$5.07	to	$5.14	$1,331	1.09%	0.55%	to	1.20%	18.74%	to	17.98%
2020	313	$4.27	to	$4.36	$1,215	0.49%	0.55%	to	1.20%	15.65%	to	14.89%
2019	354	$3.69	to	$3.79	$1,191	—	0.55%	to	1.20%	29.57%	to	28.74%
2018	404	$2.85	to	$2.95	$1,052	0.98%	0.55%	to	1.20%	(1.14%)	to	(1.79%)
Put VT Intl Eq, Cl IB
2022	205	$1.80	to	$2.19	$389	1.63%	0.55%	to	1.20%	(15.23%)	to	(15.79%)
2021	264	$2.12	to	$2.60	$592	1.16%	0.55%	to	1.20%	8.23%	to	7.52%
2020	270	$1.96	to	$2.42	$560	1.58%	0.55%	to	1.20%	11.48%	to	10.76%
2019	284	$1.76	to	$2.18	$532	1.39%	0.55%	to	1.20%	24.47%	to	23.66%
2018	328	$1.41	to	$1.76	$496	1.42%	0.55%	to	1.20%	(19.56%)	to	(20.08%)
Put VT Sus Leaders, Cl IB
2022	211	$4.16	to	$0.93	$828	0.55%	0.55%	to	1.55%	(23.33%)	to	(7.80	%)(7)
2021	212	$5.43	to	$5.04	$1,112	0.14%	0.55%	to	1.20%	22.85%	to	22.06%
2020	257	$4.42	to	$4.13	$1,101	0.41%	0.55%	to	1.20%	28.19%	to	27.36%
2019	271	$3.45	to	$3.24	$910	0.45%	0.55%	to	1.20%	35.61%	to	34.73%
2018	302	$2.54	to	$2.41	$750	—	0.55%	to	1.20%	(2.07%)	to	(2.71%)
Temp Global Bond, Cl 2
2022	1,593	$0.85	to	$0.75	$1,288	—	0.55%	to	1.85%	(5.47%)	to	(6.69%)
2021	1,817	$0.90	to	$0.80	$1,563	—	0.55%	to	1.85%	(5.51%)	to	(6.74%)
2020	1,739	$0.95	to	$0.86	$1,593	8.65%	0.55%	to	1.85%	(5.79%)	to	(7.02%)
2019	1,835	$1.01	to	$0.93	$1,795	7.03%	0.55%	to	1.85%	1.45%	to	0.14%
2018	1,599	$1.00	to	$0.92	$1,550	—	0.55%	to	1.85%	1.38%	to	0.06%
VanEck VIP Global Gold, Cl S
2022	919	$1.04	to	$0.92	$912	—	0.55%	to	1.85%	(13.83%)	to	(14.95%)
2021	870	$1.21	to	$1.08	$1,007	12.12%	0.55%	to	1.85%	(14.48%)	to	(15.59%)
2020	824	$1.41	to	$1.28	$1,121	2.77%	0.55%	to	1.85%	37.87%	to	36.09%
2019	697	$1.02	to	$0.94	$691	—	0.55%	to	1.85%	37.98%	to	36.20%
2018	779	$0.74	to	$0.69	$562	2.89%	0.55%	to	1.85%	(16.16%)	to	(17.26%)
VP Aggr, Cl 2
2022	16,718	$2.24	to	$1.50	$35,279	—	0.55%	to	1.85%	(18.63%)	to	(19.68%)
2021	16,955	$2.75	to	$1.86	$44,160	—	0.55%	to	1.85%	15.12%	to	13.64%
2020	18,239	$2.39	to	$1.64	$41,514	—	0.55%	to	1.85%	14.36%	to	12.88%
2019	20,199	$2.09	to	$1.45	$40,401	—	0.55%	to	1.85%	20.92%	to	19.36%
2018	25,842	$1.73	to	$1.22	$43,028	—	0.55%	to	1.85%	(9.09%)	to	(10.27%)
VP Aggr, Cl 4
2022	15,642	$2.24	to	$2.00	$33,390	—	0.55%	to	1.45%	(18.64%)	to	(19.36%)
2021	18,122	$2.75	to	$2.48	$47,715	—	0.55%	to	1.45%	15.14%	to	14.11%
2020	19,366	$2.39	to	$2.17	$44,453	—	0.55%	to	1.45%	14.33%	to	13.30%
2019	21,213	$2.09	to	$1.92	$42,749	—	0.55%	to	1.45%	21.01%	to	19.93%
2018	25,162	$1.73	to	$1.60	$42,067	—	0.55%	to	1.45%	(9.12%)	to	(9.94%)
VP Conserv, Cl 2
2022	21,163	$1.32	to	$0.99	$26,274	—	0.55%	to	1.85%	(16.01%)	to	(17.09%)
2021	22,117	$1.57	to	$1.20	$32,802	—	0.55%	to	1.85%	2.25%	to	0.93%
2020	25,323	$1.54	to	$1.19	$36,941	—	0.55%	to	1.85%	8.70%	to	7.30%
2019	23,857	$1.42	to	$1.10	$32,225	—	0.55%	to	1.85%	10.14%	to	8.72%
2018	24,778	$1.29	to	$1.02	$30,494	—	0.55%	to	1.85%	(3.49%)	to	(4.74%)
VP Conserv, Cl 4
2022	17,532	$1.32	to	$1.18	$21,890	—	0.55%	to	1.45%	(15.96%)	to	(16.71%)
2021	16,983	$1.57	to	$1.42	$25,375	—	0.55%	to	1.45%	2.25%	to	1.34%
2020	20,061	$1.54	to	$1.40	$29,429	—	0.55%	to	1.45%	8.64%	to	7.66%
2019	20,623	$1.42	to	$1.30	$27,973	—	0.55%	to	1.45%	10.14%	to	9.15%
2018	24,733	$1.29	to	$1.19	$30,595	—	0.55%	to	1.45%	(3.41%)	to	(4.29%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Risk, Cl 2
2022	8,136	$1.09	to	$1.02	$8,685	—	0.55%	to	1.85%	(17.84%)	to	(18.90%)
2021	8,335	$1.33	to	$1.26	$10,877	—	0.55%	to	1.85%	10.12%	to	8.69%
2020	8,161	$1.21	to	$1.16	$9,715	—	0.55%	to	1.85%	7.20%	to	5.82%
2019	7,592	$1.13	to	$1.09	$8,465	—	0.55%	to	1.85%	15.42%	to	13.93%
2018	4,420	$0.98	to	$0.96	$4,291	—	0.55%	to	1.85%	(5.82%)	to	(7.04%)
VP Man Risk US, Cl 2
2022	24,762	$1.19	to	$1.12	$28,892	—	0.55%	to	1.85%	(17.67%)	to	(18.73%)
2021	25,436	$1.45	to	$1.37	$36,209	—	0.55%	to	1.85%	12.72%	to	11.26%
2020	15,892	$1.29	to	$1.23	$20,146	—	0.55%	to	1.85%	9.19%	to	7.78%
2019	12,921	$1.18	to	$1.14	$15,064	—	0.55%	to	1.85%	17.67%	to	16.15%
2018	7,952	$1.00	to	$0.99	$7,918	—	0.55%	to	1.85%	(4.07%)	to	(5.31%)
VP Man Vol Conserv, Cl 2
2022	39,570	$1.11	to	$0.99	$42,398	—	0.55%	to	1.85%	(16.45%)	to	(17.53%)
2021	33,416	$1.33	to	$1.20	$43,039	—	0.55%	to	1.85%	2.06%	to	0.74%
2020	41,732	$1.30	to	$1.19	$52,930	—	0.55%	to	1.85%	7.53%	to	6.14%
2019	35,735	$1.21	to	$1.12	$42,317	—	0.55%	to	1.85%	11.30%	to	9.86%
2018	30,502	$1.09	to	$1.02	$32,610	—	0.55%	to	1.85%	(3.12%)	to	(4.38%)
VP Man Vol Conserv Gro, Cl 2
2022	69,475	$1.18	to	$1.08	$80,818	—	0.55%	to	1.85%	(17.52%)	to	(18.58%)
2021	78,230	$1.43	to	$1.32	$110,899	—	0.55%	to	1.85%	4.88%	to	3.52%
2020	78,589	$1.37	to	$1.28	$106,710	—	0.55%	to	1.85%	8.55%	to	7.15%
2019	78,613	$1.26	to	$1.19	$98,805	—	0.55%	to	1.85%	13.37%	to	11.90%
2018	73,073	$1.11	to	$1.07	$81,398	—	0.55%	to	1.85%	(4.83%)	to	(6.07%)
VP Man Vol Gro, Cl 2
2022	399,972	$1.32	to	$1.27	$545,865	—	0.55%	to	1.85%	(19.87%)	to	(20.91%)
2021	416,960	$1.65	to	$1.60	$713,185	—	0.55%	to	1.85%	11.28%	to	9.84%
2020	421,538	$1.48	to	$1.46	$650,069	—	0.55%	to	1.85%	10.69%	to	9.26%
2019	416,877	$1.34	to	$1.33	$582,691	—	0.55%	to	1.85%	17.61%	to	16.09%
2018	415,535	$1.14	to	$1.15	$494,859	—	0.55%	to	1.85%	(8.24%)	to	(9.43%)
VP Man Vol Mod Gro, Cl 2
2022	616,104	$1.26	to	$1.17	$820,314	—	0.55%	to	1.85%	(18.60%)	to	(19.65%)
2021	663,538	$1.55	to	$1.46	$1,089,495	—	0.55%	to	1.85%	8.10%	to	6.71%
2020	690,902	$1.43	to	$1.37	$1,053,891	—	0.55%	to	1.85%	9.77%	to	8.35%
2019	719,637	$1.31	to	$1.26	$1,004,403	—	0.55%	to	1.85%	15.53%	to	14.04%
2018	747,685	$1.13	to	$1.11	$907,187	—	0.55%	to	1.85%	(6.37%)	to	(7.59%)
VP Mod, Cl 2
2022	236,316	$1.77	to	$1.23	$394,023	—	0.55%	to	1.85%	(17.06%)	to	(18.14%)
2021	248,772	$2.13	to	$1.51	$502,487	—	0.55%	to	1.85%	8.41%	to	7.01%
2020	257,626	$1.97	to	$1.41	$482,331	—	0.55%	to	1.85%	12.25%	to	10.80%
2019	270,587	$1.75	to	$1.27	$453,343	—	0.55%	to	1.85%	15.50%	to	14.00%
2018	280,024	$1.52	to	$1.11	$408,204	—	0.55%	to	1.85%	(6.09%)	to	(7.31%)
VP Mod, Cl 4
2022	191,236	$1.77	to	$1.58	$322,209	—	0.55%	to	1.45%	(17.04%)	to	(17.78%)
2021	212,114	$2.14	to	$1.92	$432,673	—	0.55%	to	1.45%	8.45%	to	7.47%
2020	241,282	$1.97	to	$1.79	$455,609	—	0.55%	to	1.45%	12.17%	to	11.17%
2019	281,063	$1.76	to	$1.61	$474,916	—	0.55%	to	1.45%	15.54%	to	14.50%
2018	331,809	$1.52	to	$1.41	$487,286	—	0.55%	to	1.45%	(6.09%)	to	(6.93%)
VP Mod Aggr, Cl 2
2022	74,605	$1.99	to	$1.36	$140,345	—	0.55%	to	1.85%	(18.04%)	to	(19.10%)
2021	82,152	$2.43	to	$1.68	$189,530	—	0.55%	to	1.85%	11.69%	to	10.25%
2020	91,524	$2.18	to	$1.52	$190,173	—	0.55%	to	1.85%	13.41%	to	11.94%
2019	102,483	$1.92	to	$1.36	$188,684	—	0.55%	to	1.85%	18.06%	to	16.53%
2018	117,098	$1.63	to	$1.17	$183,224	—	0.55%	to	1.85%	(7.55%)	to	(8.75%)
VP Mod Aggr, Cl 4
2022	48,592	$2.00	to	$1.78	$92,293	—	0.55%	to	1.45%	(18.02%)	to	(18.75%)
2021	54,164	$2.43	to	$2.19	$125,938	—	0.55%	to	1.45%	11.72%	to	10.72%
2020	63,210	$2.18	to	$1.98	$132,160	—	0.55%	to	1.45%	13.39%	to	12.37%
2019	79,122	$1.92	to	$1.76	$146,514	—	0.55%	to	1.45%	18.10%	to	17.04%
2018	97,241	$1.63	to	$1.50	$153,087	—	0.55%	to	1.45%	(7.59%)	to	(8.42%)

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Conserv, Cl 2
2022	45,491	$1.53	to	$1.11	$65,321	—	0.55%	to	1.85%	(16.55%)	to	(17.62%)
2021	52,311	$1.83	to	$1.34	$90,527	—	0.55%	to	1.85%	5.16%	to	3.80%
2020	57,730	$1.74	to	$1.29	$95,549	—	0.55%	to	1.85%	10.40%	to	8.97%
2019	56,344	$1.58	to	$1.19	$84,862	—	0.55%	to	1.85%	12.89%	to	11.43%
2018	58,559	$1.40	to	$1.06	$78,451	—	0.55%	to	1.85%	(4.65%)	to	(5.89%)
VP Mod Conserv, Cl 4
2022	39,603	$1.53	to	$1.36	$57,450	—	0.55%	to	1.45%	(16.56%)	to	(17.31%)
2021	45,021	$1.83	to	$1.65	$78,614	—	0.55%	to	1.45%	5.21%	to	4.26%
2020	51,624	$1.74	to	$1.58	$86,036	—	0.55%	to	1.45%	10.38%	to	9.39%
2019	56,774	$1.58	to	$1.45	$86,070	—	0.55%	to	1.45%	12.87%	to	11.86%
2018	66,311	$1.40	to	$1.29	$89,481	—	0.55%	to	1.45%	(4.58%)	to	(5.44%)
VP Ptnrs Core Eq, Cl 3
2022	474	$2.74	to	$2.43	$1,231	—	0.55%	to	1.45%	(17.89%)	to	(18.62%)
2021	530	$3.33	to	$2.98	$1,686	—	0.55%	to	1.45%	28.63%	to	27.48%
2020	640	$2.59	to	$2.34	$1,593	—	0.55%	to	1.45%	16.20%	to	15.16%
2019	781	$2.23	to	$2.03	$1,681	—	0.55%	to	1.45%	25.69%	to	24.56%
2018	860	$1.77	to	$1.63	$1,479	—	0.55%	to	1.45%	(8.59%)	to	(9.41%)
VP Ptnrs Sm Cap Val, Cl 3
2022	751	$2.82	to	$2.13	$2,611	—	0.55%	to	1.45%	(13.54%)	to	(14.31%)
2021	839	$3.27	to	$2.49	$3,393	—	0.55%	to	1.45%	23.21%	to	22.10%
2020	1,062	$2.65	to	$2.04	$3,483	—	0.55%	to	1.45%	3.55%	to	2.62%
2019	1,189	$2.56	to	$1.99	$3,804	—	0.55%	to	1.45%	19.00%	to	17.94%
2018	1,305	$2.15	to	$1.69	$3,529	—	0.55%	to	1.45%	(14.07%)	to	(14.85%)
VP US Flex Conserv Gro, Cl 2
2022	20,016	$1.07	to	$1.07	$22,382	—	0.55%	to	1.85%	(17.19%)	to	(18.26%)
2021	22,654	$1.29	to	$1.30	$30,735	—	0.55%	to	1.85%	6.91%	to	5.53%
2020	27,322	$1.21	to	$1.24	$34,878	—	0.55%	to	1.85%	5.29%	to	3.93%
2019	19,470	$1.15	to	$1.19	$23,725	—	0.55%	to	1.85%	14.23%	to	12.75%
2018	9,570	$1.00	to	$1.05	$10,259	—	0.55%	to	1.85%	(3.03%)	to	(4.29%)
VP US Flex Gro, Cl 2
2022	165,012	$1.18	to	$1.24	$216,056	—	0.55%	to	1.85%	(19.17%)	to	(20.22%)
2021	164,863	$1.45	to	$1.56	$268,291	—	0.55%	to	1.85%	14.87%	to	13.38%
2020	150,582	$1.27	to	$1.37	$214,263	—	0.55%	to	1.85%	4.23%	to	2.88%
2019	120,102	$1.21	to	$1.34	$164,705	—	0.55%	to	1.85%	19.54%	to	18.00%
2018	73,877	$1.02	to	$1.13	$85,132	—	0.55%	to	1.85%	(4.45%)	to	(5.69%)
VP US Flex Mod Gro, Cl 2
2022	100,110	$1.13	to	$1.16	$121,920	—	0.55%	to	1.85%	(17.99%)	to	(19.04%)
2021	100,979	$1.38	to	$1.43	$150,643	—	0.55%	to	1.85%	10.86%	to	9.43%
2020	95,376	$1.24	to	$1.31	$128,964	—	0.55%	to	1.85%	4.95%	to	3.60%
2019	86,714	$1.18	to	$1.26	$112,220	—	0.55%	to	1.85%	16.93%	to	15.42%
2018	58,990	$1.01	to	$1.09	$65,582	—	0.55%	to	1.85%	(3.77%)	to	(5.02%)
Wanger Acorn
2022	1,848	$3.22	to	$0.92	$7,660	—	0.55%	to	1.55%	(33.83%)	to	(9.83	%)(7)
2021	1,997	$4.86	to	$3.85	$12,517	0.73%	0.55%	to	1.45%	8.30%	to	7.33%
2020	2,291	$4.49	to	$3.58	$13,240	—	0.55%	to	1.45%	23.55%	to	22.44%
2019	2,855	$3.63	to	$2.93	$13,265	0.26%	0.55%	to	1.45%	30.38%	to	29.21%
2018	3,388	$2.79	to	$2.27	$12,028	0.09%	0.55%	to	1.45%	(2.00%)	to	(2.89%)
Wanger Intl
2022	2,053	$2.97	to	$0.90	$5,273	0.92%	0.55%	to	1.55%	(34.21%)	to	(9.03	%)(7)
2021	2,201	$4.52	to	$2.71	$8,547	0.55%	0.55%	to	1.45%	18.16%	to	17.10%
2020	2,450	$3.83	to	$2.31	$8,060	2.05%	0.55%	to	1.45%	13.74%	to	12.72%
2019	2,875	$3.36	to	$2.05	$8,297	0.80%	0.55%	to	1.45%	29.28%	to	28.12%
2018	3,400	$2.60	to	$1.60	$7,597	2.03%	0.55%	to	1.45%	(18.15%)	to	(18.89%)
WA Var Global Hi Yd Bond, Cl II
2022	519	$1.14	to	$1.01	$565	5.65%	0.55%	to	1.85%	(14.34%)	to	(15.44%)
2021	651	$1.33	to	$1.19	$830	4.24%	0.55%	to	1.85%	0.49%	to	(0.81%)
2020	538	$1.33	to	$1.20	$684	3.81%	0.55%	to	1.85%	6.54%	to	5.15%
2019	520	$1.24	to	$1.14	$625	6.31%	0.55%	to	1.85%	13.39%	to	11.92%
2018	329	$1.10	to	$1.02	$352	4.73%	0.55%	to	1.85%	(4.70%)	to	(5.93%)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT	83

(1)	The accumulation unit values and total returns are presented as a range of values based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 27, 2018.
(6)	New subaccount operations commenced on April 24, 2020.
(7)	New subaccount operations commenced on May 2, 2022.

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2022 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/  PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2023

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2022	2021
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2022, $1,678,575; 2021, $1,710,400; allowance for credit losses: 2022, $572; 2021, nil)	$1,528,743	$1,840,154
Mortgage loans, at amortized cost (allowance for credit losses: 2022, $965; 2021, $859)	157,068	155,720
Policy loans	50,791	52,068
Other investments	547	512
Total investments	1,737,149	2,048,454
Cash and cash equivalents	204,760	370,237
Reinsurance recoverables (allowance for credit losses: 2022, $3,500; 2021, $5,400)	189,465	184,971
Receivables	8,569	13,830
Accrued investment income	14,722	13,440
Deferred acquisition costs	214,324	175,258
Other assets	198,981	406,002
Separate account assets	4,230,890	5,432,261
Total assets	$6,798,860	$8,644,453

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,997,633	$2,106,471
Other liabilities	182,723	526,623
Separate account liabilities	4,230,890	5,432,261
Total liabilities	6,411,246	8,065,355
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	386,646	420,377
Accumulated other comprehensive income (loss), net of tax	(107,958)	49,795
Total shareholder’s equity	387,614	579,098
Total liabilities and shareholder’s equity	$6,798,860	$8,644,453

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2022	2021	2020
Revenues
Premiums	$16,693	$15,416	$17,699
Net investment income	72,209	65,369	70,451
Policy and contract charges	125,459	139,659	123,702
Other revenues	23,617	27,360	24,526
Net realized investment gains (losses)	(3,452)	11,580	(346)
Total revenues	234,526	259,384	236,032

Benefits and Expenses
Benefits, claims, losses and settlement expenses	107,180	84,589	83,691
Interest credited to fixed accounts	51,588	47,165	49,171
Amortization of deferred acquisition costs	8,919	6,296	18,276
Other insurance and operating expenses	34,217	35,838	35,551
Total benefits and expenses	201,904	173,888	186,689
Pretax income (loss)	32,622	85,496	49,343
Income tax provision (benefit)	3,353	15,392	7,671
Net income	$29,269	$70,104	$41,672

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2022	2021	2020

Net income	$29,269	$70,104	$41,672
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(157,753)	(40,322)	33,941
Total other comprehensive income (loss), net of tax	(157,753)	(40,322)	33,941
Total comprehensive income (loss)	$(128,484)	$29,782	$75,613

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2020	$2,000	$106,926	$311,430	$56,176	$476,532
Cumulative effect of adoption of current expected credit losses guidance	—	—	(2,829)	—	(2,829)
Net income	—	—	41,672	—	41,672
Other comprehensive income (loss), net of tax	—	—	—	33,941	33,941
Balances at December 31, 2020	2,000	106,926	350,273	90,117	549,316
Net income	—	—	70,104	—	70,104
Other comprehensive income (loss), net of tax	—	—	—	(40,322)	(40,322)
Balances at December 31, 2021	2,000	106,926	420,377	49,795	579,098
Net income	—	—	29,269	—	29,269
Other comprehensive income (loss), net of tax	—	—	—	(157,753)	(157,753)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022	$2,000	$106,926	$386,646	$(107,958)	$387,614

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2022	2021	2020
Cash Flows from Operating Activities
Net income	$29,269	$70,104	$41,672
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,971	2,903	1,575
Deferred income tax (benefit) expense	(8,701)	(7,895)	(10,626)
Contractholder and policyholder charges, non-cash	(27,193)	(26,825)	(26,308)
(Gain) Loss from equity method investments	96	(44)	(53)
Net realized investment (gains) losses	1,918	(11,901)	(1,350)
Impairments and provision for loan losses	1,534	321	1,696
Change in operating assets and liabilities:
Deferred acquisition costs	(1,128)	(8,743)	3,739
Policyholder account balances, future policy benefits and claims, net	(23,755)	(41,807)	115,496
Derivatives, net of collateral	(136,006)	93,328	(34,858)
Reinsurance recoverables	(6,624)	(265)	(8,659)
Receivables	5,261	(5,580)	(237)
Accrued investment income	(1,282)	213	(593)
Current income tax, net	3,339	(19,210)	19,086
Other, net	3,279	10,712	3,676
Net cash provided by (used in) operating activities	(157,022)	55,311	104,256

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	152,436	15,898	6,109
Maturities, sinking fund payments and calls	229,741	322,473	208,944
Purchases	(356,097)	(361,731)	(329,029)
Proceeds from maturities and repayments of mortgage loans	12,845	18,041	18,508
Funding of mortgage loans	(14,299)	(5,700)	(23,585)
Proceeds from sales of other investments	—	47	3
Purchase of other investments	(131)	(9)	(9)
Change in policy loans, net	1,277	(3,356)	621
Net cash provided by (used in) investing activities	25,772	(14,337)	(118,438)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	92,918	119,937	121,283
Net transfers from (to) separate accounts	(3,275)	(13,581)	(239)
Surrenders and other benefits	(90,640)	(91,215)	(86,335)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	5,800	6,000
Payments on line of credit with Ameriprise Financial, Inc.	—	(5,800)	(6,000)
Cash received for purchased options with deferred premiums	30,753	53,361	—
Cash paid for purchased options with deferred premiums	(983)	(1,248)	(7,638)
Cash dividends to RiverSource Life Insurance Company	(63,000)	—	—
Net cash provided by (used in) financing activities	(34,227)	67,254	27,071
Net increase (decrease) in cash and cash equivalents	(165,477)	108,228	12,889
Cash and cash equivalents at beginning of period	370,237	262,009	249,120
Cash and cash equivalents at end of period	$204,760	$370,237	$262,009
Supplemental Disclosures:
Income taxes paid (received), net	$10,115	$42,497	$(790)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

During 2022, the Company identified an error related to the shadow unearned revenue liability balance associated with universal life insurance products. The Company evaluated the error and determined that the impact was not material to the Company’s results for any period, but for comparability, the Company revised the prior period financial statements and related disclosures impacted. A summary of the revision to the Company’s previously reported financial statements is presented in Note 20.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 19, 2023, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders. The Company discontinued most new sales of its variable annuities with living benefit guarantees by the end of 2021 and new sales were completely discontinued as of mid-2022. As the Company continues to optimize its risk profile and shift its business mix to lower risk offerings, it has discontinued new sales of its UL insurance with secondary guarantees. The Company also offers immediate annuities, traditional life insurance and disability income (“DI”) insurance. In 2020, the Company discontinued sales of fixed deferred annuities.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income tax provision and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for

RiverSource Life Insurance Co. of New York

credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for loan losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may

RiverSource Life Insurance Co. of New York

attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring (“TDR”). Modifications to loan terms do not automatically result in TDRs. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include the fact that the Company has no actual history of losses and the fact that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which

RiverSource Life Insurance Co. of New York

risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFS advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When

RiverSource Life Insurance Co. of New York

assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products.

Guarantees accounted for as insurance liabilities include GMDB, guaranteed minimum income benefit (“GMIB”) and the life contingent benefits associated with GMWB. In addition, UL and VUL policies with product features that result in profits followed by losses are accounted for as insurance liabilities.

Guarantees accounted for as embedded derivatives include GMAB and the non-life contingent benefits associated with GMWB. In addition, the portion of indexed annuities and IUL policies allocated to the indexed account is accounted for as an embedded derivative.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as Reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

RiverSource Life Insurance Co. of New York

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g., cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are the present value of future estimated payments reduced for mortality (which is based on industry mortality tables with modifications based on the Company’s experience) and discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current

RiverSource Life Insurance Co. of New York

best estimate assumptions. Net level premium includes anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Gross premium valuation includes expected premium rate increases, benefit reductions, morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using current best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

RiverSource Life Insurance Co. of New York

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Future Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for TDRs by creditors in Subtopic 310-40, Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. Early adoption is permitted for entities that have adopted Topic 326, including adoption in an interim period. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s financial condition and results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an issuer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, to assumptions used to measure liabilities for future policy benefit, and changing the amortization pattern of deferred acquisition costs to a constant level basis. Adoption of the accounting standard will not impact overall cash flows or regulatory capital requirements. When the Company adopts the standard as of January 1, 2021 (the “transition date”), opening equity will be adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) will be restated. The adoption impact as of January 1, 2021 is estimated to be a reduction in total equity of approximately $76 million, of which a significant portion was reflected in AOCI. However, as of December 31, 2022, the impact on total equity is estimated to be an increase of approximately $6 million as a result of changes in the equity, credit, and rate environment subsequent to the transition date. The Company utilizes a governance framework to guide its adoption process and is managing a detailed implementation plan to support the timely application of the standard during 2023. The Company continues to refine its internal controls environment. These activities include, but are not limited to, execution of controls surrounding disclosure and financial reporting controls. The estimated adoption impact at transition date is subject to change as the Company completes its adoption process during 2023.

RiverSource Life Insurance Co. of New York

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,762	$11,402	$10,217
Unaffiliated	829	936	747
Total	10,591	12,338	10,964
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,474	2,908	2,560
Unaffiliated	1,019	1,127	1,019
	3,493	4,035	3,579
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,845	22,969	20,638
Unaffiliated	232	282	226
	20,077	23,251	20,864
Total	23,570	27,286	24,443
Total revenue from contracts with customers	34,161	39,624	35,407
Revenue from other sources(1)	200,365	219,760	200,625
Total revenues	$234,526	$259,384	$236,032

(1)	Amounts primarily consist of revenue associated with insurance and annuity products or financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.9 million and $3.6 million as of December 31, 2022 and 2021, respectively.

RiverSource Life Insurance Co. of New York

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2022
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$905,629	$13,188	$(85,717)	$(572)	$832,528
Residential mortgage backed securities	310,338	27	(41,976)	—	268,389
Commercial mortgage backed securities	340,684	—	(39,053)	—	301,631
State and municipal obligations	86,002	6,539	(781)	—	91,760
Asset backed securities	34,959	1,033	(2,552)	—	33,440
Foreign government bonds and obligations	747	68	(35)	—	780
U.S. government and agency obligations	216	—	(1)	—	215
Total	$1,678,575	$20,855	$(170,115)	$(572)	$1,528,743

	December 31, 2021
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value

Fixed maturities:
Corporate debt securities	$921,350	$90,826	$(4,480)	$—	$1,007,696
Residential mortgage backed securities	337,609	3,997	(1,303)	—	340,303
Commercial mortgage backed securities	320,574	8,502	(763)	—	328,313
State and municipal obligations	108,074	30,827	(5)	—	138,896
Asset backed securities	20,894	1,910	(6)	—	22,798
Foreign government bonds and obligations	1,789	271	(22)	—	2,038
U.S. government and agency obligations	110	—	—	—	110
Total	$1,710,400	$136,333	$(6,579)	$—	$1,840,154

As of December 31, 2022 and 2021, accrued interest of $14.2 million and $12.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2022 and 2021, investment securities with a fair value of $117.4 million and $208.8 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $32.5 million and $144.3 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2022 and 2021, fixed maturity securities comprised approximately 88% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2022 and 2021, $21.9 million and $34.6 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2022			December 31, 2021
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$681,243	$598,313	39%	$674,144	$686,258	37%
AA	62,194	68,657	5	59,332	80,770	5
A	128,524	128,819	8	181,353	216,077	12
BBB	749,531	681,552	45	687,598	740,720	40
Below investment grade	57,083	51,402	3	107,973	116,329	6
Total fixed maturities	$1,678,575	$1,528,743	100%	$1,710,400	$1,840,154	100%

As of December 31, 2022 and 2021, approximately 42% and 46%, respectively, of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2022 and 2021.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2022
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	190	$533,591	$(39,382)	49	$169,667	$(46,335)	239	$703,258	$(85,717)
Residential mortgage backed securities	64	115,585	(9,029)	6	151,248	(32,947)	70	266,833	(41,976)
Commercial mortgage backed securities	94	245,420	(27,630)	10	56,211	(11,423)	104	301,631	(39,053)
State and municipal obligations	14	8,637	(738)	1	207	(43)	15	8,844	(781)
Asset backed securities	15	26,559	(2,552)	—	—	—	15	26,559	(2,552)
U.S. government and agency obligations	1	215	(1)	—	—	—	1	215	(1)
Foreign government bonds and obligations	—	—	—	1	71	(35)	1	71	(35)
Total	378	$930,007	$(79,332)	67	$377,404	$(90,783)	445	$1,307,411	$(170,115)

	December 31, 2021
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	56	$223,974	$(3,986)	6	$7,924	$(494)	62	$231,898	$(4,480)
Residential mortgage backed securities	8	201,216	(1,303)	—	—	—	8	201,216	(1,303)
Commercial mortgage backed securities	12	74,061	(761)	1	863	(2)	13	74,924	(763)
State and municipal obligations	2	500	(5)	—	—	—	2	500	(5)
Asset backed securities	1	4,493	(6)	—	—	—	1	4,493	(6)
Foreign government bonds and obligations	—	—	—	1	86	(22)	1	86	(22)
Total	79	$504,244	$(6,061)	8	$8,873	$(518)	87	$513,117	$(6,579)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2022 is primarily attributable to the impact of higher interest rates and wider credit spreads driven by continued market volatility, with no specific credit concerns. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2022 and 2021, approximately 89% and 77%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Co. of New York

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2020	$—
Additions for which credit losses were not previously recorded	975
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(236)
Balance at December 31, 2020	739
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(104)
Charge-offs	(635)
Balance at December 31, 2021	—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	$572

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Gross realized investment gains	$1,316	$11,923	$1,461
Gross realized investment losses	(3,234)	(9)	(111)
Credit reversals (losses)	(572)	104	(739)
Other impairments	(856)	(1,641)	—
Total	$(3,346)	$10,377	$611

Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. For the year ended December 31, 2021, net credit reversals primarily related to decreases in an allowance for credit losses. For the year ended December 31, 2020, credit losses primarily related to recording an allowance for credit losses on certain corporate debt securities, primarily in the oil and gas industry. Other impairments for the years ended December 31, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2022 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$51,401	$51,015
Due after one year through five years	180,422	173,055
Due after five years through 10 years	179,652	154,191
Due after 10 years	581,119	547,022
	992,594	925,283
Residential mortgage backed securities	310,338	268,389
Commercial mortgage backed securities	340,684	301,631
Asset backed securities	34,959	33,440
Total	$1,678,575	$1,528,743

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Fixed maturities	$60,796	$57,644	$60,840
Mortgage loans	6,419	7,223	7,876
Other investments	6,926	2,411	3,480
	74,141	67,278	72,196
Less: investment expenses	1,932	1,909	1,745
Total	$72,209	$65,369	$70,451

RiverSource Life Insurance Co. of New York

7.  FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at December 31, 2019(1)	$2,038
Cumulative effect of adoption of current expected credit losses guidance	(919)
Balance at January 1, 2020	1,119
Provisions	956
Balance at December 31, 2020	2,075
Provisions	(1,216)
Balance at December 31, 2021	859
Provisions	106
Balance at December 31, 2022	$965

(1)	Prior to January 1, 2020, the allowance for credit losses was based on an incurred loss model that did not require estimating expected credit losses over the expected life of the asset.

As of December 31, 2022 and 2021, accrued interest on mortgage loans was $516 thousand and $501 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2022 and 2021. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Mortgage loans which management has assigned its highest risk rating were nil as of both December 31, 2022 and 2021. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2022 and 2021.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

(in thousands)	December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$2,003	$—	$—	$1,082	$3,085
80% – 100%	—	2,480	1,751	—	2,191	6,369	12,791
60% – 80%	7,205	1,741	5,950	6,430	1,691	2,739	25,756
40% – 60%	1,142	1,337	2,907	5,195	10,993	21,202	42,776
<40%	—	—	8,970	7,280	8,903	48,472	73,625
Total	$8,347	$5,558	$21,581	$18,905	$23,778	$79,864	$158,033

(in thousands)	December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	2,500	1,940	2,702	2,261	—	1,332	10,735
60% – 80%	1,786	5,913	2,408	3,514	4,255	1,471	19,347
40% – 60%	1,384	7,769	11,767	12,934	8,010	21,749	63,613
<40%	—	6,655	2,675	6,070	10,148	37,336	62,884
Total	$5,670	$22,277	$19,552	$24,779	$22,413	$61,888	$156,579

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type.

RiverSource Life Insurance Co. of New York

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in thousands)
Pacific	$47,107	$45,171	30%	29%
South Atlantic	30,528	27,124	19	17
Mountain	21,716	22,735	14	15
Middle Atlantic	16,994	17,604	11	11
East North Central	13,993	13,621	9	9
West North Central	11,651	13,224	7	8
West South Central	7,103	7,669	5	5
East South Central	5,274	5,629	3	4
New England	3,667	3,802	2	2

	158,033	156,579	100%	100%

Less: allowance for credit losses	965	859

Total	$157,068	$155,720

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
	2022	2021	2022	2021
	(in thousands)
Apartments	$48,592	$44,365	31%	28%
Retail	45,513	45,906	29	29
Industrial	26,501	30,310	17	19
Office	18,953	18,023	12	12
Mixed use	7,444	7,883	4	5
Other	11,030	10,092	7	7

	158,033	156,579	100%	100%

Less: allowance for credit losses	965	859

Total	$157,068	$155,720

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Troubled Debt Restructurings

There were no loans accounted for as a troubled debt restructuring by the Company during the years ended December 31, 2022, 2021 and 2020. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

Management updates market-related inputs on a quarterly basis and implements model changes related to the living benefit valuation. In addition, management conducts its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2022 primarily reflected a favorable impact from lower surrenders on fixed annuities and variable universal life products. The impact of unlocking to DAC for the year ended December 31, 2021 primarily reflected a favorable impact from lower surrenders on variable annuities with living benefits and spread changes on universal life products. The impact of unlocking to DAC for the year ended December 31, 2020 primarily reflected updates to interest rate assumptions, partially offset by a favorable impact from lower surrenders on annuity contracts with a withdrawal benefit.

RiverSource Life Insurance Co. of New York

The balances of and changes in DAC were as follows:

(in thousands)	2022	2021	2020
Balance at January 1	$175,258	$162,650	$174,062
Capitalization of acquisition costs	10,047	15,039	14,537
Amortization	(9,827)	(12,277)	(13,599)
Amortization, impact of valuation assumptions review	908	5,981	(4,677)
Impact of change in net unrealized (gains) losses on securities	37,938	3,865	(7,673)
Balance at December 31	$214,324	$175,258	$162,650

The balances of and changes in DSIC, which is included in Other assets, were as follows:

(in thousands)	2022	2021	2020
Balance at January 1	$8,098	$8,596	$10,096
Capitalization of sales inducement costs	38	52	59
Amortization	(1,251)	(934)	(730)
Amortization, impact of valuation assumptions review	101	102	(902)
Impact of change in net unrealized (gains) losses on securities	2,844	282	73
Balance at December 31	$9,830	$8,098	$8,596

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2022 and 2021, traditional life and UL insurance policies in force were $11.5 billion, of which $8.2 billion and $8.1 billion as of December 31, 2022 and 2021 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Direct premiums	$27,673	$26,456	$29,441
Reinsurance ceded	(10,980)	(11,040)	(11,742)
Net premiums	$16,693	$15,416	$17,699

RiverSource Life Insurance Co. of New York

Policy and contract charges are presented on the Statements of Income net of $10.3 million, $9.3 million and $8.5 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2022, 2021 and 2020, respectively.

The amount of claims recovered through reinsurance on all contracts was $20.4 million, $16.0 million and $22.7 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance recoverables include approximately $145.6 million and $143.4 million related to LTC risk ceded to Genworth as of December 31, 2022 and 2021, respectively.

Policyholder account balances, future policy benefits and claims include $1.2 million and $1.4 million related to previously assumed reinsurance arrangements as of December 31, 2022 and 2021, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2022	2021
Policyholder account balances
Fixed annuities(1)	$758,617	$779,580
Variable annuity fixed sub-accounts	267,080	268,266
UL/VUL insurance	188,719	193,239
IUL insurance	152,485	143,396
Other life insurance	25,984	28,265
Total policyholder account balances	1,392,885	1,412,746
Future policy benefits
Variable annuity GMWB	58,082	97,348
Variable annuity GMAB(2)	2,506	(2,705)
Other annuity liabilities	958	8,896
Fixed annuity life contingent liabilities	69,278	74,672
Life and DI insurance	64,826	66,569
LTC insurance	320,793	355,747
UL/VUL and other life insurance additional liabilities	75,907	84,319
Total future policy benefits	592,350	684,846
Policy claims and other policyholders’ funds	12,398	8,879
Total policyholder account balances, future policy benefits and claims	$1,997,633	$2,106,471

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of December 31, 2021 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.23% to 9.38% as of December 31, 2022, depending on year of issue, with an average rate of approximately 3.66%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions. The Company does not currently hedge its risk under the GMDB and GMIB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

RiverSource Life Insurance Co. of New York

IUL is a UL policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread and floor). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 2.25% to 10% as of December 31, 2022. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2022 and for LTC policies ranged from 5% to 5.7% as of December 31, 2022.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 5.95% for DI and LTC claims, respectively, as of December 31, 2022.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2022	2021
Variable annuity	$3,793,152	$4,897,176
VUL insurance	436.852	534,001
Other insurance	886	1,084
Total	$4,230,890	$5,432,261

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

Most of the variable annuity contracts issued by the Company contain one or more GMDB provisions. The Company discontinued most new sales of GMWB and GMAB by the end of 2021 and new sales were completely discontinued as of mid-2022. The Company also previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

RiverSource Life Insurance Co. of New York

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2022				December 31, 2021
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,107,162	$3,029,801	$58,764	69	$3,981,649	$3,893,764	$212	68
Five/six-year reset	391,680	224,853	10,643	70	472,012	306,636	337	68
One-year ratchet	407,827	394,333	70,666	72	526,810	514,172	704	71
Five-year ratchet	115,869	112,567	7,762	69	157,344	153,695	72	69
Total — GMDB	$4,022,538	$3,761,554	$147,835	69	$5,137,815	$4,868,267	$1,325	68
GMIB	$10,154	$8,777	$336	73	$14,253	$12,895	$57	72
GMWB:
GMWB	$88,454	$88,204	$1,305	75	$119,783	$119,419	$27	75
GMWB for life	2,294,663	2,294,227	70,408	70	2,999,127	2,996,699	333	69
Total — GMWB	$2,383,117	$2,382,431	$71,713	70	$3,118,910	$3,116,118	$360	69
GMAB	$134,770	$134,770	$12,798	62	$196,030	$196,030	$5	61

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2022		December 31, 2021
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$465,663	69	$470,385	68

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2020	$570	$207	$53,604	$(3,987)	$51,480
Incurred claims	806	(9)	83,320	3,445	15,959
Paid claims	(447)	—	—	—	(5,364)
Balance at December 31, 2020	929	198	136,924	(542)	62,075
Incurred claims	680	(10)	(39,577)	(2,163)	10,183
Paid claims	(2)	—	—	—	(2,490)
Balance at December 31, 2021	1,607	188	97,347	(2,705)	69,768
Incurred claims	2,038	56	(39,265)	5,211	9,420
Paid claims	(1,079)	—	—	—	(3,342)
Balance at December 31, 2022	$2,566	$244	$58,082	$2,506	$75,846

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2022	2021
Mutual funds:
Equity	$2,278,954	$2,889,953
Bond	1,235,936	1,486,601
Other	374,543	502,889
Total mutual funds	$3,889,433	$4,879,443

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022, 2021 and 2020.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2022
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$803,156	$29,372	$832,528
Residential mortgage backed securities	—	268,389	—	268,389
Commercial mortgage backed securities	—	301,631	—	301,631
State and municipal obligations	—	91,760	—	91,760
Asset backed securities	—	33,440	—	33,440
Foreign government bonds and obligations	—	780	—	780
U.S. government and agency obligations	215	—	—	215
Total Available-for-Sale securities	215	1,499,156	29,372	1,528,743
Cash equivalents	—	204,645	—	204,645
Other assets:
Interest rate derivative contracts	138	11,278	—	11,416
Equity derivative contracts	3,851	77,768	—	81,619
Foreign exchange derivative contracts	11	1,230	—	1,241
Total other assets	4,000	90,276	—	94,276
Separate account assets at net asset value (“NAV”)				4,230,890	(1)
Total assets at fair value	$4,215	$1,794,077	$29,372	$6,058,554

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$42,382	$42,382
GMWB and GMAB embedded derivatives	—	—	21,459	21,459	(2)
Total policyholder account balances, future policy benefits and claims	—	—	63,841	63,841	(3)
Other liabilities:
Interest rate derivative contracts	—	7,625	—	7,625
Equity derivative contracts	53	50,834	—	50,887
Foreign exchange derivative contracts	272	—	—	272
Total other liabilities	325	58,459	—	58,784
Total liabilities at fair value	$325	$58,459	$63,841	$122,625

RiverSource Life Insurance Co. of New York

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$961,862	$45,834	$1,007,696
Residential mortgage backed securities	—	340,303	—	340,303
Commercial mortgage backed securities	—	328,313	—	328,313
State and municipal obligations	—	138,896	—	138,896
Asset backed securities	—	22,798	—	22,798
Foreign government bonds and obligations	—	2,038	—	2,038
U.S. government and agency obligations	110	—	—	110
Total Available-for-Sale securities	110	1,794,210	45,834	1,840,154
Cash equivalents	—	370,121	—	370,121
Other assets:
Interest rate derivative contracts	—	75,145	—	75,145
Equity derivative contracts	1,459	252,365	—	253,824
Foreign exchange derivative contracts	—	547	—	547
Total other assets	1,459	328,057	—	329,516
Separate account assets at NAV				5,432,261	(1)
Total assets at fair value	$1,569	$2,492,388	$45,834	$7,972,052

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$51,617	$51,617
GMWB and GMAB embedded derivatives	—	—	71,065	71,065	(4)
Total policyholder account balances, future policy benefits and claims	—	—	122,682	122,682	(5)
Other liabilities:
Interest rate derivative contracts	—	36,683	—	36,683
Equity derivative contracts	4	194,211	—	194,215
Foreign exchange derivative contracts	52	—	—	52
Total other liabilities	56	230,894	—	230,950
Total liabilities at fair value	$56	$230,894	$122,682	$353,632

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $40.9 million of individual contracts in a liability position and $19.4 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2022.

(3)	The Company’s adjustment for nonperformance risk resulted in a $27.1 million cumulative decrease to the embedded derivatives as of December 31, 2022.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position (recorded as a contra liability) as of December 31, 2021.

(5)	The Company’s adjustment for nonperformance risk resulted in a $34.0 million cumulative decrease to the embedded derivatives as of December 31, 2021.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance at January 1, 2022	$45,834		$(51,617)		$(71,065)	$(122,682)
Total gains (losses) included in:
Net income	(69	)(1)	5,029	(2)	64,964 (3)	69,993
Other comprehensive income (loss)	(3,002)		—		—	—
Issues	—		(2,483)		(19,679)	(22,162)
Settlements	(13,391)		6,689		4,321	11,010
Balance at December 31, 2022	$29,372		$(42,382)		$(21,459)	$(63,841)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029	(2)	$63,799 (3)	$68,828
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—		$—	$—

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance at January 1, 2021	$64,484		$(52,327)		$(116,490)	$(168,817)
Total gains (losses) included in:
Net income	(66	)(1)	(4,136	)(2)	73,798 (3)	69,662
Other comprehensive income (loss)	(1,237)		—		—	—
Issues	—		(299)		(21,012)	(21,311)
Settlements	(9,341)		5,145		(7,361)	(2,216)
Transfers into Level 3	33,041		—		—	—
Transfers out of Level 3	(41,047)		—		—	—
Balance at December 31, 2021	$45,834		$(51,617)		$(71,065)	$(122,682)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2021	$(61	)(1)	$(4,136	)(2)	$71,262 (3)	$67,126
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2021	$(962)		$—		$—	$—

	Available-for- Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance at January 1, 2020	$64,484		$(47,214)		$(32,326)		$(79,540)
Total gains (losses) included in:
Net income	(71	)(1)	(4,566	)(2)	(59,884	)(3)	(64,450)
Other comprehensive income (loss)	1,503		—		—		—
Purchases	5,441		—		—		—
Issues	—		(4,896)		(20,634)		(25,530)
Settlements	(6,873)		4,349		(3,646)		703
Balance at December 31, 2020	$64,484		$(52,327)		$(116,490)		$(168,817)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2020	$(71	)(1)	$(4,566	)(2)	$(62,930	)(3)	$(67,496)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2020	$1,504		$—		$—		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(4.1) million, $(4.2) million and $11.3 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2022, 2021 and 2020, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2022
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$29,351	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.7%
IUL embedded derivatives	$42,382	Discounted cash flow	Nonperformance risk(2)	95 bps			95	bps
GMWB and GMAB embedded derivatives	$21,459	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	11.4%
			Surrender rate (5)	0.1%	–	55.7%	3.4%
			Market volatility (6) (7)	5.0%	–	17.4%	11.7%
			Nonperformance risk (2)	95 bps			95	bps

	December 31, 2021
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$45,816	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.9%	1.3%
IUL embedded derivatives	$51,617	Discounted cash flow	Nonperformance risk (2)	65 bps			65	bps
GMWB and GMAB embedded derivatives	$71,065	Discounted cash flow	Utilization of guaranteed withdrawals(3)(4)	0.0%	–	48.0%	10.9%
			Surrender rate (5)	0.1%	–	55.7%	3.6%
			Market volatility (6) (7)	4.3%	–	16.8%	10.8%
			Nonperformance risk (2)	65 bps			65	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives. During the third quarter of 2022, the Company changed to using a U.S. Treasury curve as its observable discount rate curve reflecting the evolution of LIBOR discontinuation as an observable reference rate used by market participants.

(3)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(4)

The weighted average utilization rate represents the average assumption for the current year, weighting each policy evenly. The calculation excludes policies that have already started taking withdrawals.

(5)

The weighted average surrender rate is weighted based on the benefit base of each contract and represents the average assumption in the current year including the effect of a dynamic surrender formula.

(6)	Market volatility represents the implied volatility of fund of funds and managed volatility funds.
(7)	The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

RiverSource Life Insurance Co. of New York

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2022 and 2021. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of certain variable annuity riders and IUL products.

RiverSource Life Insurance Co. of New York

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value as the present value of future expected benefit payments less the present value of future expected rider fees attributable to the embedded derivative feature. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2022 and 2021. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2022 and 2021, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2022
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$157,068	$—	$—	$143,477	$143,477
Policy loans	50,791	—	50,791	—	50,791

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$761,275	$—	$—	$728,833	$728,833
Separate account liabilities – investment contracts	3,048	—	3,048	—	3,048

	December 31, 2021
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$155,720	$—	$—	$162,999	$162,999
Policy loans	52,068	—	52,068	—	52,068

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$782,398	$—	$—	$914,709	$914,709
Separate account liabilities – investment contracts	4,124	—	4,124	—	4,124

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13.  RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $22.9 million, $23.1 million and $24.1 million for the years ended December 31, 2022, 2021 and 2020, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax returns of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $3.8 million and $698 thousand as of December 31, 2022 and 2021, respectively, which is reflected in Other liabilities.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2022 and 2021.

Dividends or Distributions

During the years ended December 31, 2022, 2021 and 2020, the Company paid cash dividends or distributions of $63 million, nil and nil, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2022 and 2021, application of these New York prescribed practices which deviate from the NAIC requirements resulted in an increase of $66.0 million and a decrease of $20.3 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $83.2 million and $149.2 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $212.7 million, $63.6 million and $13.8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Net Income
Net income, per accompanying GAAP financial statements	$29,269	$70,104	$41,672
Net income (loss), SAP basis(1)	317,442	6,125	(46,207)
Difference	$(288,173)	$63,979	$87,879

	December 31,
(in thousands)	2022	2021
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements(2)	$387,614	$579,098
Capital and surplus, SAP basis(3)	319,620	309,105
Difference	$67,994	$269,993

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	See Note 20 for a summary of the revision to the Company’s previously reported financial statements.
(3)	Includes unassigned surplus of $210.7 million and $200.2 million as of December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, bonds carried at $215 thousand and $110 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$89,575	$—	$89,575	$(13,173)	$(75,976)	$—	$426
OTC cleared	701	—	701	(442)	—	—	259
Exchange-traded	4,000	—	4,000	(325)	—	—	3,675
Total	$94,276	$—	$94,276	$(13,940)	$(75,976)	$—	$4,360

	December 31, 2021
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral	Net Amount
Derivatives:
OTC	$323,686	$—	$323,686	$(56,063)	$(266,282)	$—	$1,341
OTC cleared	5,189	—	5,189	(2,555)	—	—	2,634
Exchange-traded	641	—	641	(56)	—	—	585
Total	$329,516	$—	$329,516	$(58,674)	$(266,282)	$—	$4,560

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$58,017	$—	$58,017	$(13,173)	$(13,227)	$(31,449)	$168
OTC cleared	442	—	442	(442)	—	—	—
Exchange-traded	325	—	325	(325)	—	—	—
Total	$58,784	$—	$58,784	$(13,940)	$(13,227)	$(31,449)	$168

	December 31, 2021
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$228,339	$—	$228,339	$(56,063)	$(36,429)	$(135,700)	$147
OTC cleared	2,555	—	2,555	(2,555)	—	—	—
Exchange-traded	56	—	56	(56)	—	—	—
Total	$230,950	$—	$230,950	$(58,674)	$(36,429)	$(135,700)	$147

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2022			December 31, 2021
		Gross Fair Value			Gross Fair Value
(in thousands)	Notional	Assets(1)	Liabilities(2)(3)	Notional	Assets(1)	Liabilities(2)(3)
Derivatives not designated as hedging instruments
Interest rate contracts	$3,131,000	$11,416	$7,625	$3,340,500	$75,145	$36,683
Equity contracts	1,291,022	81,619	50,887	1,922,156	253,824	194,215
Foreign exchange contracts	90,943	1,241	272	54,825	547	52
Total non-designated hedges	4,512,965	94,276	58,784	5,317,481	329,516	230,950
Embedded derivatives
GMWB and GMAB(4)	N/A	—	21,459	N/A	—	71,065
IUL	N/A	—	42,382	N/A	—	51,617
Total embedded derivatives	N/A	—	63,841	N/A	—	122,682
Total derivatives	$4,512,965	$94,276	$122,625	$5,317,481	$329,516	$353,632

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the Company’s derivative liabilities after considering the effects of master netting arrangements, cash collateral held by the same counterparty and the fair value of net embedded derivatives was $95.5 million and $258.5 million as of December 31, 2022 and 2021, respectively. See Note 15 for additional information related to master netting arrangements and cash collateral.

(4)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2022 included $40.9 million of individual contracts in a liability position and $19.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2021 included $81.1 million of individual contracts in a liability position and $10.0 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2022 and 2021, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged, or rehypothecated by the Company. As of both December 31, 2022 and 2021, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2022 and 2021, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
GMWB and GMAB embedded derivatives	—	49,173
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(56,214)
Year Ended December 31, 2021
Interest rate contracts	$—	$(49,439)
Equity contracts	4,552	(38,592)
Foreign exchange contracts	—	477
GMWB and GMAB embedded derivatives	—	45,425
IUL embedded derivatives	1,009	—
Total gain (loss)	$5,561	$(42,129)
Year Ended December 31, 2020
Interest rate contracts	$—	$90,348
Equity contracts	2,991	(32,970)
Foreign exchange contracts	—	(231)
GMWB and GMAB embedded derivatives	—	(84,164)
IUL embedded derivatives	(217)	—
Total gain (loss)	$2,774	$(27,017)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the aggregate exposure related to GMAB and non-life contingent GMWB provisions using options, swaptions, swaps and futures.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2022:

(in thousands)	Premiums Payable	Premiums Receivable
2023	$520	$—
2024	280	—
2025	140	—
2026	23,701	—
Total	$24,641	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2022 and 2021, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $42.9 million and $165.6 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2022 and 2021 was $42.7 million and $165.6 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2022 and 2021 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $168 thousand and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table provides the amounts related to each component of OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2020			$56,176
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$59,055	$(12,401)	46,654
Reclassification of net (gains) losses on securities included in net income(2)	(611)	128	(483)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables(3)	(15,422)	3,192	(12,230)
Total other comprehensive income (loss)	43,022	(9,081)	33,941
Balance of AOCI at December 31, 2020			90,117
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(53,907)	11,321	(42,586)
Reclassification of net (gains) losses on securities included in net income(2)	(10,377)	2,179	(8,198)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables(3)	13,248	(2,786)	10,462
Total other comprehensive income (loss)	(51,036)	10,714	(40,322)
Balance of AOCI at December 31, 2021			49,795
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(282,360)	59,296	(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	79,188	(16,520)	62,668
Total other comprehensive income (loss)	$(199,826)	$42,073	(157,753)
Balance of AOCI at December 31, 2022			$(107,958)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).
(3)	See Note 20 for a summary of the revision to the Company’s previously reported financial statements.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2022	2021	2020
Current income tax
Federal	$11,869	$22,663	$18,213
State and local	185	624	84
Total current income tax	12,054	23,287	18,297
Deferred federal income tax	(8,701)	(7,895)	(10,626)
Total income tax provision	$3,353	$15,392	$7,671

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2022	2021	2020
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividend received deduction	(6.1)	(2.3)	(4.4)
Foreign tax credit, net of addback	(4.6)	(1.2)	—
Other	—	0.5	(1.0)
Income tax provision	10.3%	18.0%	15.6%

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

The increase in the Company’s effective tax rate for the year ended December 31, 2021 compared to 2020 is primarily due to higher pretax income relative to tax preferred items.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2022 and 2021. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2022	2021
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$46,343	$57,902
Investment related	30,321	10,691
Net unrealized losses on Available-for-Sale securities	26,517	—
Other	277	49
Gross deferred income tax assets	103,458	68,642
Deferred income tax liabilities
Deferred acquisition costs	29,205	29,289
Net unrealized gains on Available-for-Sale securities(1)	—	15,557
Other	1,589	1,906
Gross deferred income tax liabilities	30,794	46,752
Net deferred income tax assets	$72,664	$21,890

(1)	See Note 20 for a summary of the revision to the Company’s previously reported financial statements.

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2022 and 2021.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2022	2021	2020
Balance at January 1	$346	$372	$397
Reductions based on tax positions related to the current year	(26)	(26)	(25)
Balance at December 31	$320	$346	$372

If recognized, approximately $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2022, 2021 and 2020, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $320 thousand in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $16 thousand, $11 thousand and $15 thousand in interest and penalties for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022 and 2021, the Company had a payable of $90 thousand and $74 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The federal statute of limitations are closed on years through 2015, except for one issue for 2014 and 2015 which was claimed on amended returns. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2016 through 2020. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2015 through 2020.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2022 and 2021, the Company’s funding commitments for mortgage loans were nil and $3.4 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2022, these guarantees range from 1% to 5%.

RiverSource Life Insurance Co. of New York

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts, and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates have cooperated and will continue to cooperate with the applicable regulators.

These matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a loss or range of loss can be reasonably estimated for any proceeding. An adverse outcome in any proceeding could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2022 and 2021, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York

20.  REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company revised prior period financial statements to correct shadow unearned revenue liability balances associated with universal life insurance products for which an error began prior to the periods presented below. See Note 1 for additional information. A summary of the revision to our previously reported financial statements is presented below:

Revised Balance Sheet

	December 31, 2021
(in thousands)	As Reported	Impact of Revision	As Revised
Other assets	$411,394	$(5,392)	$406,002
Total assets	8,649,845	(5,392)	8,644,453
Other liabilities	551,780	(25,157)	526,623
Total liabilities	8,090,512	(25,157)	8,065,355
Accumulated other comprehensive income (loss), net of tax	30,030	19,765	49,795
Total shareholder’s equity	559,333	19,765	579,098
Total liabilities and shareholder’s equity	8,649,845	(5,392)	8,644,453

Revised Statements of Comprehensive Income

	Years Ended December 31,
	2021			2020
(in thousands)	As Reported	Impact of Revision	As Revised	As Reported	Impact of Revision	As Revised
Net unrealized gains (losses) on securities	$(41,005)	$683	$(40,322)	$25,508	$8,433	$33,941
Total other comprehensive income (loss), net of tax	(41,005)	683	(40,322)	25,508	8,433	33,941
Total comprehensive income (loss)	29,099	683	29,782	67,180	8,433	75,613

Revised Statements of Shareholder’s Equity

	As Reported			As Revised
(in thousands)	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity	Impact of Revision	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity
Balances at January 1, 2020	$45,527	$465,883	$10,649	$56,176	$476,532
Other comprehensive income (loss), net of tax	25,508	25,508	8,433	33,941	33,941
Balances at December 31, 2020	71,035	530,234	19,082	90,117	549,316
Other comprehensive income (loss), net of tax	(41,005)	(41,005)	683	(40,322)	(40,322)
Balances at December 31, 2021	30,030	559,333	19,765	49,795	579,098

RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203 1-800-541-2251	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.

ANN9075_12_B01_(05/23)	© 2008-2023 RiverSource Life Insurance Company. All rights reserved.